UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                    ----------------------

                          The Phoenix Edge Series Fund
         -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
         -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Matthew A. Swendiman
                  Counsel & Chief Legal Officer for Registrant
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102

                              John R. Flores, Esq.
                  Vice President, Litigation/Employment Counsel
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
         -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

THE PHOENIX EDGE SERIES FUND
GLOSSARY

ADR
American Depository Receipt

GDR
Global Depository Receipt

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)

                                                    SHARES         VALUE ($)
                                                    -------     -------------

DOMESTIC COMMON STOCKS--6.0%
UNITED STATES--6.0%
   Albertson's, Inc. (Food Retail)                    4,400     $    105,292
   Alcoa, Inc. (Aluminum)                             2,000           67,180
   Altria Group, Inc. (Tobacco)                       4,225          198,744
   American Electric Power Co., Inc.
     (Electric Utilities)                             3,400          108,664
   Archer-Daniels-Midland Co. (Agricultural
     Products)                                        1,785           30,309
   Ashland, Inc. (Oil & Gas Refining,
     Marketing & Transportation)                        550           30,844
   Avnet, Inc. (Technology Distributors) (b)          2,000           34,240
   Bank of America Corp. (Diversified Banks)          7,110          308,076
   Boeing Co. (The) (Aerospace & Defense)             2,000          103,240
   Bristol-Myers Squibb Co. (Pharmaceuticals)         2,480           58,702
   ChevronTexaco Corp. (Integrated Oil & Gas)         1,280           68,659
   Chubb Corp. (The) (Property & Casualty
     Insurance)                                       2,400          168,672
   Cisco Systems, Inc. (Communications
     Equipment) (b)                                   8,100          146,610
   Citigroup, Inc. (Other Diversified Financial
     Services)                                        7,330          323,400
   Comcast Corp. Class A (Broadcasting & Cable
     TV) (b)                                          2,714           76,643
   Comcast Corp. Special Class A (Broadcasting
     & Cable TV) (b)                                  7,600          212,192
   ConocoPhillips (Integrated Oil & Gas)              3,700          306,545
   Cooper Industries Ltd. Class A (Electrical
     Components & Equipment)                            700           41,300
   Donnelley (R.R.) & Sons Co. (Commercial
     Printing)                                        2,600           81,432
   Eaton Corp. (Industrial Machinery)                 1,000           63,410
   El Paso Corp. (Oil & Gas Refining, Marketing
     & Transportation)                                6,700           61,573
   Electronic Data Systems Corp. (Data
     Processing & Outsourced Services)                  600           11,634
   Energizer Holdings, Inc. (Household
     Products) (b)                                    1,000           46,100
   Entergy Corp. (Electric Utilities)                 2,700          163,647
   Exxon Mobil Corp. (Integrated Oil & Gas)           2,500          120,825
   Fannie Mae (Thrifts & Mortgage Finance)            2,275          144,235
   Federated Department Stores, Inc. (Department
     Stores)                                            500           22,715
   Freddie Mac (Thrifts & Mortgage Finance)           3,200          208,768


                                                    SHARES          VALUE
                                                    -------     -------------

DOMESTIC COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
   General Electric Capital  Corp. (Industrial
     Conglomerates)                                  13,900     $    466,762
   Georgia-Pacific Corp. (Paper Products)             2,850          102,457
   Goldman Sachs Group, Inc. (The) (Investment
     Banking & Brokerage)                               600           55,944
   Hartford Financial Services Group, Inc.
     (The) (Multi-line Insurance)                     3,300          204,369
   Hewlett-Packard Co. (Computer Hardware)           13,450          252,187
   Home Depot, Inc. (The) (Home Improvement
     Retail)                                          4,300          168,560
   Intel Corp. (Semiconductors)                       6,700          134,402
   International Business Machines Corp.
     (Computer Hardware)                              1,400          120,036
   International Paper Co. (Paper Products)             300           12,123
   J.P. Morgan Chase & Co. (Other Diversified
     Financial Services)                              6,000          238,380
   Johnson & Johnson (Pharmaceuticals)                3,350          188,706
   Jones Apparel Group, Inc. (Apparel,
     Accessories & Luxury Goods)                        700           25,060
   KeyCorp (Regional Banks)                           3,550          112,180
   Kroger Co. (The) (Food Retail) (b)                 7,700          119,504
   Lear Corp. (Auto Parts & Equipment)                1,250           68,063
   Leggett & Platt, Inc. (Home Furnishings)           2,700           75,870
   Lehman Brothers Holdings, Inc. (Investment
     Banking & Brokerage)                             1,000           79,720
   Lyondell Chemical Co. (Commodity Chemicals)        3,000           67,380
   Martin Marietta Materials, Inc.
     (Construction Materials)                         2,700          122,229
   May Department Stores Co. (The)
     (Department Stores)                              4,500          115,335
   McDonald's Corp. (Restaurants)                     1,900           53,257
   MeadWestvaco Corp. (Paper Products)                1,330           42,427
   Merck & Co., Inc. (Pharmaceuticals)                4,600          151,800
   MetLife, Inc. (Life & Health Insurance)            4,395          169,867
   Microsoft Corp. (Systems Software)                14,100          389,865
   Morgan Stanley (Investment Banking &
     Brokerage)                                         700           34,510
   National City Corp. (Regional Banks)               1,000           38,620
   Norfolk Southern Corp. (Railroads)                 5,600          166,544
   Occidental Petroleum Corp. (Integrated Oil
     & Gas)                                           4,100          229,313
   Office Depot, Inc. (Specialty Stores) (b)          5,700           85,671
   Oracle Corp. (Systems Software) (b)                4,000           45,120
   PACCAR, Inc. (Construction, Farm Machinery
     & Heavy Trucks)                                  1,100           76,032

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                    SHARES          VALUE
                                                    -------     -------------

DOMESTIC COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
   Parker Hannifin Corp. (Industrial Machinery)         800     $     47,088
   PepsiCo, Inc. (Soft Drinks)                        2,600          126,490
   Pfizer, Inc. (Pharmaceuticals)                    10,590          324,054
   Safeway, Inc. (Food Retail) (b)                    9,000          173,790
   Sears Roebuck and Co. (Department Stores)            700           27,895
   Sempra Energy (Multi-Utilities & Unregulated
     Power)                                           4,000          144,760
   Smurfit-Stone Container Corp. (Paper
     Packaging) (b)                                   1,200           23,244
   Solectron Corp. (Electronic Manufacturing
     Services) (b)                                   13,700           67,815
   Sprint Corp. (Integrated Telecommunication
     Services)                                        7,000          140,910
   St. Paul Travelers Cos., Inc. (The)
     (Property & Casualty Insurance)                  3,967          131,149
   Stanley Works (The) (Household Appliances)         2,500          106,325
   SUPERVALU, Inc. (Food Retail)                        500           13,775
   Tech Data Corp. (Technology Distributors) (b)        500           19,275
   Tellabs, Inc. (Communications Equipment) (b)       2,800           25,732
   Temple-Inland, Inc. (Paper Packaging)              1,500          100,725
   Textron, Inc. (Industrial Conglomerates)           2,100          134,967
   Time Warner, Inc. (Movies & Entertainment) (b)     3,850           62,139
   Torchmark Corp. (Life & Health Insurance)            500           26,590
   Tyson Foods, Inc. Class A (Packaged Foods &
     Meats)                                           2,100           33,642
   UnitedHealth Group, Inc. (Managed Health Care)       444           32,741
   UST, Inc. (Tobacco)                                2,600          104,676
   V. F. Corp. (Apparel, Accessories & Luxury
     Goods)                                             800           39,560
   Verizon Communications, Inc. (Integrated
     Telecommunication Services)                      1,300           51,194
   Wachovia Corp. (Diversified Banks)                 1,000           46,950
   Wal-Mart Stores, Inc. (Hypermarkets & Super
     Centers)                                         2,400          127,680
   Washington Mutual, Inc. (Thrifts & Mortgage
     Finance)                                         3,125          122,125
   Whirlpool Corp. (Household Appliances)               600           36,054
   Wyeth (Pharmaceuticals)                            1,200           44,880
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $9,402,731)                                    9,862,169
                                                                ------------


                                                    SHARES          VALUE
                                                    -------     -------------

FOREIGN  COMMON STOCKS(c)--89.3%
AUSTRALIA--0.6%
   Australia and New Zealand Banking Group
     Ltd. (Diversified Banks)                         7,600     $    104,706
   BlueScope Steel Ltd. (Steel)                      20,000          126,037
   OMV AG (Oil & Gas Refining, Marketing &
     Transportation)                                    250           57,598
   Qantas Airways Ltd. (Airlines)                    28,100           70,222
   QBE Insurance Group Ltd. (Property &
     Casualty Insurance)                             60,000          569,338
                                                                ------------
                                                                     927,901
                                                                ------------

BELGIUM--0.1%
   Belgacom SA (Integrated Telecommunication
     Services) (b)                                    1,600           57,311
   Delhaize Group (Food Retail)                         300           19,059
   KBC Bankverzekeringsholding (Diversified
     Banks)                                           1,000           65,081
                                                                ------------
                                                                     141,451
                                                                ------------

BRAZIL--3.3%
   Petroleo Brasileiro SA ADR (Integrated Oil &
     Gas)                                           170,000        5,426,400
                                                                ------------

CANADA--0.6%
   Alcan, Inc. (Aluminum)                             2,400          114,353
   Bank of Montreal (Diversified Banks)                                   20
   Bank of Nova Scotia (Diversified Banks)            8,502          246,552
   BCE, Inc. (Integrated Telecommunication
     Services)                                          716           15,445
   Canadian National Railway Co. (Railroads)            900           43,736
   Celestica, Inc. (Electronic Equipment
     Manufacturers) (b)                               3,000           37,905
   Magna International, Inc. Class A (Auto
     Parts & Equipment)                               1,126           83,012
   Manulife Financial Corp. (Life & Health
     Insurance)                                       3,000          130,852
   Nexen, Inc. (Oil & Gas Exploration &
     Production)                                      2,800          116,708
   Petro-Canada (Integrated Oil & Gas)                2,100          108,688
                                                                ------------
                                                                     897,271
                                                                ------------

CHINA--0.3%
   Zhejiang Expressway Co. Ltd. (Highways &
     Railtracks)                                    700,000          457,807
                                                                ------------

DENMARK--0.0%
   Danske Bank A/S (Diversified Banks)                2,200           57,831
                                                                ------------

FINLAND--0.1%
   Fortum Oyj (Oil & Gas Refining, Marketing &
     Transportation)                                  4,000           55,890
   Nokia Oyj (Communications Equipment)               8,000          110,091
                                                                ------------
                                                                     165,981
                                                                ------------

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                    SHARES          VALUE
                                                    -------     -------------

FOREIGN COMMON STOCKS (CONTINUED)
FRANCE--7.4%
   Assurances Generales de France (Property &
     Casualty Insurance)                              2,600     $    162,914
   BNP Paribas SA (Diversified Banks)                 1,400           90,418
   Credit Agricole SA (Diversified Banks)             2,181           59,485
   France Telecom SA (Integrated
     Telecommunication Services) (b)                  2,904           72,352
   PSA Peugeot Citroen SA (Automobile
     Manufacturers)                                  49,000        3,018,568
   Renault SA (Automobile Manufacturers)              1,000           81,786
   Sanofi-Synthelabo SA (Pharmaceuticals)             2,007          145,574
   Schneider Electric SA (Industrial Machinery)      22,800        1,473,937
   Societe Generale (Diversified Banks)               1,050           92,917
   Total SA (Integrated Oil & Gas)                   14,300        2,912,749
   Valeo SA (Auto Parts & Equipment)                106,200        3,888,438
                                                                ------------
                                                                  11,999,138
                                                                ------------

GERMANY--4.4%
   AMB Generali Holding AG (Property & Casualty
     Insurance)                                         470           33,145
   Commerzbank AG (Diversified Banks) (b)            82,500        1,533,907
   Continental AG (Auto Parts & Equipment)            4,500          244,240
   E.ON AG (Electric Utilities)                      31,500        2,318,046
   Hannover Rueckversicherung AG Registered
     Shares (Property & Casualty Insurance)           2,300           74,643
   HeidelbergCement AG (Construction Materials)       3,354          156,838
   Man AG (Aerospace & Defense)                       2,700           92,319
   Metro AG (Department Stores)                      60,000        2,667,826
   Siemens AG Registered Shares (Industrial
     Conglomerates)                                   1,325           97,094
                                                                ------------
                                                                   7,218,058
                                                                ------------

HONG KONG--5.6%
   China Mobile Ltd. (Wireless
     Telecommunication Services)                    908,000        2,759,613
   Dah Sing Banking Group Ltd. (Diversified
     Banks)                                          13,400           27,580
   Dah Sing Financial Group (Diversified Banks)      67,000          478,998
   Giordano International Ltd. (Apparel Retail)   3,322,000        1,831,817
   Swire Pacific Ltd. Class B (Multi-Sector
     Holdings)                                    2,835,000        3,417,393
   Wing Hang Bank Ltd. (Diversified Banks)          106,000          693,250
                                                                ------------
                                                                   9,208,651
                                                                ------------

INDIA--3.1%
   Gail India Ltd. GDR (Gas Utilities)               40,000          990,400


                                                    SHARES          VALUE
                                                    -------     -------------

FOREIGN COMMON STOCKS (CONTINUED)
INDIA (CONTINUED)
   ICICI Bank Ltd. ADR (Diversified Banks)          289,500     $  3,995,100
                                                                ------------
                                                                   4,985,500
                                                                ------------

IRELAND--1.0%
   Allied Irish Banks plc (Diversified Banks)        91,000        1,515,630
   Depfa Bank plc (Multi-Sector Holdings)             7,000           95,200
                                                                ------------
                                                                   1,610,830
                                                                ------------

ITALY--4.5%
   ENI SpA (Integrated Oil & Gas)                   230,446        5,163,318
   Riunione Adriatica di Sicurta SpA
     (Property & Casualty Insurance)                112,000        2,151,947
                                                                ------------
                                                                   7,315,265
                                                                ------------

JAPAN--24.2%
   Alpine Electronics, Inc. (Household
     Appliances)                                    153,800        1,968,986
   Canon, Inc. (Office Electronics)                  87,500        4,112,417
   Daito Trust Construction Co. Ltd.
     (Homebuilding)                                  66,000        2,670,780
   Hitachi Ltd. (Aerospace & Defense)                 6,000           36,256
   Honda Motor Co. Ltd. (Automobile
     Manufacturers)                                  61,900        2,999,102
   Japan Tobacco, Inc. (Tobacco)                          5           41,827
   JFE Holdings, Inc. (Steel)                         5,000          142,449
   Kao Corp. (Household Products)                   100,000        2,209,318
   Kyocera Corp. (Office Electronics)                25,500        1,793,086
   Mitsubishi Tokyo Financial Group, Inc.
     (Diversified Banks)                                241        2,009,518
   Nikko Cordial Corp. (Investment Banking &
     Brokerage)                                     413,000        1,675,008
   Nippon Meat Packers, Inc. (Packaged Foods &
     Meats)                                           7,000           93,617
   Nippon Television Network Corp. (Broadcasting
     & Cable TV)                                     13,600        2,055,764
   Nissan Motor Co. Ltd. (Automobile
     Manufacturers)                                  23,600          256,952
   NTT DoCoMo, Inc. (Wireless Telecommunication
     Services)                                        2,140        3,630,903
   ORIX Corp. (Consumer Finance)                     25,100        2,573,425
   Sammy Corp. (Home Entertainment Software) (f)        900           43,769
   Seino Transportation Co. Ltd. (Trucking)         208,000        1,858,912
   Sumitomo Mitsui Financial Group, Inc.
     (Diversified Banks)                                 35          202,350
   Takeda Chemical Industries Ltd.
     (Pharmaceuticals)                               86,300        3,915,075
   Tanabe Seiyaku Co. Ltd (Health Care Supplies)     11,000           97,909
   Tohoku Electric Power Co., Inc. (Electric
     Utilities)                                       1,900           31,340

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                    SHARES          VALUE
                                                    -------     -------------

FOREIGN COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
   Tokyo Electric Power Co., Inc. (The)
     (Electric Utilities)                             1,100     $     23,654
   Toyota Motor Corp. (Automobile Manufacturers)     94,000        3,599,147
   UFJ Holdings, Inc. (Diversified Banks) (b)            37          162,147
   Yamanouchi Pharmaceutical Co. Ltd. (Health
     Care Supplies)                                  41,300        1,334,011
                                                                ------------
                                                                  39,537,722
                                                                ------------

LUXEMBOURG--0.2%
  Arcelor (Steel) (d)                                 1,279           23,637
  Arcelor (Steel) (e)                                13,080          241,732
                                                                ------------
                                                                     265,369
                                                                ------------

MALAYSIA--0.0%
   Sime UEP Properties Berhad (Homebuilding)         14,800           16,436
                                                                ------------

MEXICO--2.1%
   Telefonos de Mexico SA de CV ADR Series L
     (Integrated Telecommunication Services)        106,000        3,420,620
                                                                ------------

NETHERLANDS--3.9%
   ING Groep CVA NV (Other Diversified Financial
     Services)                                      136,007        3,432,481
   Koninklijke (Royal) KPN NV (Integrated
     Telecommunication Services)                    383,000        2,868,397
   Koninklijke (Royal) Philips Electronics NV
     (Aerospace & Defense)                            1,300           29,773
   Royal Dutch Petroleum Co. (Integrated Oil &
     Gas)                                             1,650           84,985
                                                                ------------
                                                                   6,415,636
                                                                ------------

NORWAY--0.1%
   Yara International Asa (Fertilizers &
     Agricultural Chemicals) (b)                      8,100           86,036
                                                                ------------

SINGAPORE--3.8%
   City Developments Ltd. (Real Estate
     Management & Development)                      100,000          389,047
   Flextronics International Ltd. (Electronic
     Manufacturing Services) (b)                      5,000           66,250
   Oversea-Chinese Banking Corp. Ltd.
     (Diversified Banks)                            526,000        4,373,961
   Robinson & Co. Ltd. (Department Stores)          125,000          512,295
   Singapore Telecommunications Ltd.
     (Integrated Telecommunication Services)        128,150          178,113
   United Overseas Bank Ltd. (Diversified Banks)     78,400          637,966
                                                                ------------
                                                                   6,157,632
                                                                ------------


                                                    SHARES          VALUE
                                                    -------     -------------

FOREIGN COMMON STOCKS (CONTINUED)
SOUTH KOREA--0.3%
   Shinsegae Co. Ltd. (Department Stores)             1,950     $    494,485
                                                                ------------

SPAIN--2.4%
   Actividades de Contruccion y Servicios
     (Construction & Engineering)                     1,000           18,220
   Altadis SA (Tobacco)                             109,400        3,722,984
   Repsol YPF SA (Integrated Oil & Gas)               9,500          208,607
                                                                ------------
                                                                   3,949,811
                                                                ------------

SWEDEN--2.3%
   Nordea Bank AB (Diversified Banks)               243,000        1,986,003
   Svenska Cellulosa AB Series B (Household
     Products)                                        3,900          151,603
   Svenska Handelsbanken Class A (Diversified
     Banks)                                          74,000        1,550,095
                                                                ------------
                                                                   3,687,701
                                                                ------------

SWITZERLAND--4.1%
   Credit Suisse Group (Diversified Banks) (b)        6,300          201,053
   Novartis AG Registered Shares
     (Pharmaceuticals)                               81,700        3,807,912
   Zurich Financial Services AG (Property &
     Casualty Insurance) (b)                         19,200        2,736,927
                                                                ------------
                                                                   6,745,892
                                                                ------------

TAIWAN--0.7%
   Fubon Financial Holding Co. Ltd. (Multi-
     Sector Holdings)                               284,000          260,842
   SinoPac Holdings (Diversified Banks)           1,085,954          569,031
   Taiwan Cellular Corp. (Wireless
     Telecommunication Services)                    309,400          296,922
                                                                ------------
                                                                   1,126,795
                                                                ------------

THAILAND--0.7%
   Hana Microelectronics Public Co. Ltd.
     (Electronic Equipment Manufacturers)         1,004,000          492,003
   PTT Exploration and Production Public Co.
     Ltd. (Oil & Gas Exploration & Production)      100,000          719,372
                                                                ------------
                                                                   1,211,375
                                                                ------------

UNITED KINGDOM--13.4%
   Aviva plc (Property & Casualty Insurance)         17,800          176,351
   BP plc (Integrated Oil & Gas)                     34,200          326,454
   Britannic Group plc (Property & Casualty
     Insurance)                                     250,000        1,800,514
   British American Tobacco plc (Tobacco)           129,600        1,878,499
   BT Group plc (Integrated Telecommunication
     Services)                                      402,500        1,309,207
   Cadbury Schweppes plc (Packaged Foods & Meats)   334,000        2,568,673
   Centrica plc (Gas Utilities)                     660,000        2,997,720

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                    SHARES          VALUE
                                                    -------     -------------

FOREIGN COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
   Emap plc (Publishing & Printing)                 203,000     $  2,766,078
   George Wimpey plc (Homebuilding)                  11,300           82,201
   GlaxoSmithKline plc (Pharmaceuticals)             12,546          270,390
   InterContinental Hotels Group plc (Hotels,
     Resorts & Cruise Lines)                          9,067          103,120
   Lloyds TSB Group plc (Multi-Sector Holdings)       3,700           28,891
   Marks & Spencer Group plc (Department Stores)    216,500        1,343,771
   Punch Taverns plc (Restaurants)                    5,470           49,887
   RMC Group plc (Construction Materials)             7,400          113,754
   Royal & Sun Alliance Insurance Group plc
     (Property & Casualty Insurance)                 28,600           37,004
   Royal Bank of Scotland Group plc (Diversified
     Banks)                                           4,100          118,410
   Schroders plc (Asset Management & Custody
     Banks)                                         135,000        1,513,382
   Taylor Woodrow plc (Homebuilding)                 15,500           73,837
   Trinity Mirror plc (Publishing & Printing)         4,100           48,818
   Vodafone Group plc (Wireless
     Telecommunication Services)                    107,200          256,545
   Weir Group plc (The) (Industrial Machinery)      432,000        2,202,526
   Whitbread plc (Restaurants)                       11,400          169,983
   Wood Group (John) plc (Oil & Gas Equipment &
     Services)                                      560,000        1,400,963
   Xstrata plc (Diversified Metals & Mining)         16,500          271,258
                                                                ------------
                                                                  21,908,236
                                                                ------------

UNITED STATES--0.1%
   Tyco International Ltd. (Industrial
     Conglomerates)                                   3,100           95,046
   XL Capital Ltd. Class A (Property &
     Casualty Insurance)                                600           44,394
                                                                ------------
                                                                     139,440
                                                                ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $126,506,052)                                 145,575,270
                                                                ------------


                                                    SHARES          VALUE
                                                    -------     -------------

FOREIGN PREFERRED STOCKS(c)--1.7%
SINGAPORE--0.0%
   City Development Ltd. Pfd. (Real Estate
     Management & Development) (b)                   40,000     $     28,748
                                                                ------------

SOUTH KOREA--1.7%
   Hyundai Motor Co. Ltd. Pfd. (Automobile
     Manufacturers)                                  28,000          671,124
   Samsung Electronics Co. Ltd. Pfd.
     (Semiconductors)                                 8,000        2,094,659
                                                                ------------
                                                                   2,765,783
                                                                ------------

TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $1,122,665)                                     2,794,531
                                                                ------------
TOTAL LONG TERM INVESTMENTS--97.0%
  (Identified cost $137,031,448)                                 158,231,970
                                                                ------------



                                           STANDARD   PAR
                                           & POOR'S  VALUE
                                            RATING   (000)          VALUE
                                           -------- -------     ------------
SHORT-TERM OBLIGATIONS--1.5%
COMMERCIAL PAPER--1.5%
UBS Finance Delaware LLC
  1.88%, 10/1/04                             A-1+     2,385        2,385,000
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,385,000)                                     2,385,000
                                                                ------------
TOTAL INVESTMENTS--98.5%
  (Identified cost $139,416,448)                                 160,616,970(a)
  Other assets and liabilities, net--1.5%                          2,441,013
                                                                ------------
NET ASSETS--100.0%                                              $163,057,983
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,628,395 and gross depreciation of $6,515,878 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $139,504,453.
(b)  Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
(d)  Shares traded on Madrid exchange.
(e)  Shares traded on Paris exchange.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2004, this security amounted to a value of $43,769 or 0.3% of net assets.
See Notes to Schedules of Investments

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace & Defense                                                   0.2%
Agricultural Products                                                 0.0
Airlines                                                              0.0
Aluminum                                                              0.1
Apparel Retail                                                        1.2
Apparel, Accessories & Luxury Goods                                   0.0
Asset Management & Custody Banks                                      1.0
Auto Parts & Equipment                                                2.7
Automobile Manufacturers                                              6.7
Broadcasting & Cable TV                                               1.5
Commercial Printing                                                   0.1
Commodity Chemicals                                                   0.0
Communications Equipment                                              0.2
Computer Hardware                                                     0.2
Construction & Engineering                                            0.0
Construction Materials                                                0.3
Construction, Farm Machinery & Heavy Trucks                           0.0
Consumer Finance                                                      1.6
Data Processing & Outsourced Services                                 0.0
Department Stores                                                     3.3
Diversified Banks                                                    13.4
Diversified Metals & Mining                                           0.2
Electric Utilities                                                    1.7
Electrical Components & Equipment                                     0.0
Electronic Equipment Manufacturers                                    0.3
Electronic Manufacturing Services                                     0.1
Fertilizers & Agricultural Chemicals                                  0.1
Food Retail                                                           0.3
Gas Utilities                                                         2.5
Health Care Supplies                                                  0.9
Highways & Railtracks                                                 0.3
Home Entertainment Software                                           0.0
Home Furnishings                                                      0.0
Home Improvement Retail                                               0.1
Homebuilding                                                          1.8
Hotels, Resorts & Cruise Lines                                        0.1
Household Appliances                                                  1.3
Household Products                                                    1.5
Hypermarkets & Super Centers                                          0.1
Industrial Conglomerates                                              0.5
Industrial Machinery                                                  2.4
Integrated Oil & Gas                                                  9.5
Integrated Telecommunication Services                                 5.1
Investment Banking & Brokerage                                        1.2
Life & Health Insurance                                               0.2
Managed Health Care                                                   0.0
Movies & Entertainment                                                0.0
Multi-Sector Holdings                                                 2.4
Multi-Utilities & Unregulated Power                                   0.1
Multi-line Insurance                                                  0.1
Office Electronics                                                    3.7
Oil & Gas Equipment & Services                                        0.9
Oil & Gas Exploration & Production                                    0.5
Oil & Gas Refining, Marketing & Transportation                        0.1
Other Diversified Financial Services                                  2.5
Packaged Foods & Meats                                                1.7
Paper Packaging                                                       0.1
Paper Products                                                        0.1
Pharmaceuticals                                                       5.6
Property & Casualty Insurance                                         5.1
Publishing & Printing                                                 1.8
Railroads                                                             0.1
Real Estate Management & Development                                  0.3
Regional Banks                                                        0.1
Restaurants                                                           0.2
Semiconductors                                                        1.4
Soft Drinks                                                           0.1
Specialty Stores                                                      0.1
Steel                                                                 0.3
Systems Software                                                      0.3
Technology Distributors                                               0.0
Thrifts & Mortgage Finance                                            0.3
Tobacco                                                               3.8
Trucking                                                              1.2
Wireless Telecommunication Services                                   4.4
                                                                   ------
                                                                   100.00%
                                                                   ======

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                    SHARES         VALUE ($)
                                                    -------     ------------

DOMESTIC COMMON STOCKS--83.6%
ADVERTISING--1.2%
  Valassis Communications, Inc. (b)                   6,600     $    195,228
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
  V. F. Corp.                                         6,600          326,370
                                                                ------------

APPLICATION SOFTWARE--3.1%
  Fair Isaac Corp.                                    4,900          143,080
  Intuit, Inc. (b)                                    4,300          195,220
  Reynolds & Reynolds Co. (The) Class A               6,700          165,289
                                                                ------------
                                                                     503,589
                                                                ------------

COMPUTER HARDWARE--1.9%
  Diebold, Inc.                                       4,600          214,820
  Intergraph Corp. (b)                                3,500           95,095
                                                                ------------
                                                                     309,915
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--0.4%
  Emulex Corp. (b)                                    5,800           66,816
                                                                ------------

CONSUMER FINANCE--0.5%
  MoneyGram International, Inc.                       5,300           90,524
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--3.5%
  Ceridian Corp. (b)                                 19,050          350,710
  Certegy, Inc.                                       6,000          223,260
                                                                ------------
                                                                     573,970
                                                                ------------

DISTRIBUTORS--1.2%
  Genuine Parts Co.                                   5,100          195,738
                                                                ------------

DIVERSIFIED BANKS--0.8%
  Comerica, Inc.                                      2,250          133,537
                                                                ------------

DIVERSIFIED CHEMICALS--0.7%
  Engelhard Corp.                                     4,100          116,235
                                                                ------------

ELECTRIC UTILITIES--3.1%
  FPL Group, Inc.                                     2,750          187,880
  Wisconsin Energy Corp.                              9,900          315,810
                                                                ------------
                                                                     503,690
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
  Roper Industries, Inc.                              3,600          206,856
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--3.6%
  Agilent Technologies, Inc. (b)                      8,600          185,502
  Amphenol Corp. Class A (b)                          5,000          171,300
  Mettler-Toledo International, Inc. (b)              4,800          226,656
                                                                ------------
                                                                     583,458
                                                                ------------

ENVIRONMENTAL SERVICES--2.2%
  Republic Services, Inc.                            12,100          360,096
                                                                ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
  Scotts Co. (The) Class A (b)                        3,600          230,940
                                                                ------------


                                                    SHARES          VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
FOOD RETAIL--2.4%
  Kroger Co. (The) (b)                               18,100     $    280,912
  Safeway, Inc. (b)                                   5,800          111,998
                                                                ------------
                                                                     392,910
                                                                ------------

GENERAL MERCHANDISE STORES--0.8%
  Family Dollar Stores, Inc.                          4,700          127,370
                                                                ------------

HEALTH CARE DISTRIBUTORS--1.4%
  AmerisourceBergen Corp.                             4,190          225,045
                                                                ------------

HEALTH CARE EQUIPMENT--1.0%
  Waters Corp. (b)                                    3,675          162,067
                                                                ------------

HEALTH CARE SERVICES--2.6%
  IMS Health, Inc.                                   11,400          272,688
  Medco Health Solutions, Inc. (b)                    5,000          154,500
                                                                ------------
                                                                     427,188
                                                                ------------

HOME FURNISHINGS--2.2%
  Mohawk Industries, Inc. (b)                         4,450          353,286
                                                                ------------

HOUSEWARES & SPECIALTIES--0.6%
  Newell Rubbermaid, Inc.                             5,100          102,204
                                                                ------------

INDUSTRIAL MACHINERY--2.9%
  Dover Corp.                                         5,700          221,559
  ITT Industries, Inc.                                1,600          127,984
  SPX Corp.                                           3,800          134,520
                                                                ------------
                                                                     484,063
                                                                ------------

INTEGRATED OIL & GAS--1.7%
  Amerada Hess Corp.                                  1,525          135,725
  Murphy Oil Corp.                                    1,675          145,340
                                                                ------------
                                                                     281,065
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
  CenturyTel, Inc.                                    5,600          191,744
                                                                ------------

LEISURE PRODUCTS--1.5%
  Mattel, Inc.                                       13,450          243,849
                                                                ------------

METAL & GLASS CONTAINERS--2.5%
  Ball Corp.                                          4,800          179,664
  Pactiv Corp. (b)                                   10,200          237,150
                                                                ------------
                                                                     416,814
                                                                ------------

OFFICE ELECTRONICS--1.5%
  Xerox Corp. (b)                                    17,100          240,768
                                                                ------------

OFFICE SERVICES & SUPPLIES--1.6%
  Miller (Herman), Inc.                               3,800           93,670
  Pitney Bowes, Inc.                                  3,900          171,990
                                                                ------------
                                                                     265,660
                                                                ------------

                       PHOENIX-AIM MID-CAP EQUITY SERIES

                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING--1.5%
  Noble Corp.                                         5,600      $   251,720
                                                                 -----------

OIL & GAS EQUIPMENT & SERVICES--1.1%
  Cooper Cameron Corp. (b)                            3,400          186,456
                                                                 -----------

OIL & GAS EXPLORATION & PRODUCTION--2.5%
  Devon Energy Corp.                                  1,856          131,794
  Pioneer Natural Resources Co.                       3,800          131,024
  XTO Energy, Inc.                                    4,562          148,174
                                                                 -----------
                                                                     410,992
                                                                 -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.4%
  Williams Cos., Inc. (The)                          19,650          237,765
                                                                 -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
  Principal Financial Group, Inc.                     5,600          201,432
                                                                 -----------

PACKAGED FOODS & MEATS--1.8%
  Campbell Soup Co.                                  11,500          302,335
                                                                 -----------

PAPER PRODUCTS--1.3%
  Georgia-Pacific Corp.                               5,900          212,105
                                                                 -----------

PUBLISHING & PRINTING--2.7%
  Belo Corp. Class A                                  4,900          110,446
  Knight-Ridder, Inc.                                 1,000           65,450
  Lee Enterprises, Inc.                               1,700           78,778
  New York Times Co. (The) Class A                    4,650          181,815
                                                                 -----------
                                                                     436,489
                                                                 -----------

REGIONAL BANKS--6.3%
  AmSouth Bancorp                                     4,900          119,560
  City National Corp.                                 2,050          133,148
  Compass Bancshares, Inc.                            3,000          131,460
  Hibernia Corp. Class A                              5,400          142,614
  Hudson United Bancorp                               3,200          117,920
  Marshall & Ilsley Corp.                             3,400          137,020
  TCF Financial Corp.                                 8,200          248,378
                                                                 -----------
                                                                   1,030,100
                                                                 -----------

RESTAURANTS--0.7%
  Outback Steakhouse, Inc.                            2,600          107,978
                                                                 -----------

SEMICONDUCTORS--3.3%
  Microchip Technology, Inc.                          6,800          182,512
  National Semiconductor Corp. (b)                   12,000          185,880
  Xilinx, Inc.                                        6,300          170,100
                                                                 -----------
                                                                     538,492
                                                                 -----------

SPECIALTY CHEMICALS--4.9%
  International Flavors & Fragrances, Inc.           10,900          416,380
  Sigma-Aldrich Corp.                                 2,800          162,400



                                                    SHARES          VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS (CONTINUED)
  Valspar Corp. (The)                                 4,750      $   221,730
                                                                 -----------
                                                                     800,510
                                                                 -----------

SYSTEMS SOFTWARE--2.4%
  Computer Associates International, Inc.            14,700          386,610
                                                                 -----------

THRIFTS & MORTGAGE FINANCE--1.7%
  New York Community Bancorp, Inc.                    7,700          158,158
  Webster Financial Corp.                             2,600          128,414
                                                                 -----------
                                                                     286,572
                                                                 -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $12,070,638)                                   13,700,551
                                                                 -----------

FOREIGN  COMMON STOCKS(c)--4.8%
BREWERS--1.3%
  Heineken NV (Netherlands)                           6,987          210,352
                                                                 -----------

DIVERSIFIED COMMERCIAL SERVICES--1.1%
  Rentokil Initial plc (United Kingdom)              70,000          190,637
                                                                 -----------

PACKAGED FOODS & MEATS--1.3%
  Tate & Lyle plc (United Kingdom)                   30,000          209,547
                                                                 -----------

PROPERTY & CASUALTY INSURANCE--1.1%
  ACE Ltd. (United States)                            4,600          184,276
                                                                 -----------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $722,217)                                         794,812
                                                                 -----------

TOTAL LONG TERM INVESTMENTS--88.4%
  (Identified cost $12,792,855)                                   14,495,363
                                                                 -----------


                                           STANDARD   PAR
                                           & POOR'S  VALUE
                                            RATING   (000)          VALUE
                                           -------- -------      ------------

SHORT-TERM OBLIGATIONS--10.1%
REPURCHASE AGREEMENTS--10.1%
  State Street Bank & Trust Co.
    repurchase agreement 1.75%
    dated 9/30/04, due 10/1/04
    repurchase price $1,659,081,
    collaterized by Fannie Mae
    1.67%, 5/26/05 market value
    $1,694,301                                        1,659        1,659,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,659,000)                                     1,659,000
                                                                 -----------
TOTAL INVESTMENTS--98.5%
  (Identified cost $14,451,855)                                   16,154,363(a)
  Other assets and liabilities, net--1.5%                            243,808
                                                                 -----------
NET ASSETS--100.0%                                               $16,398,171
                                                                 ===========

                       PHOENIX-AIM MID-CAP EQUITY SERIES

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,126,434 and gross depreciation of $451,846 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $14,479,775.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                    SHARES         VALUE ($)
                                                    -------      -----------

DOMESTIC COMMON STOCKS--97.8%
ADVERTISING--0.1%
  Interpublic Group of Cos., Inc.
  (The) (b)                                           8,900     $     94,251
                                                                ------------
AEROSPACE & DEFENSE--1.7%
  Boeing Co. (The)                                    8,300          428,446
  Goodrich Corp.                                      4,100          128,576
  Honeywell International, Inc.                      12,300          441,078
  Northrop Grumman Corp.                              3,000          159,990
  United Technologies Corp.                           7,900          737,702
                                                                ------------
                                                                   1,895,792
                                                                ------------
AGRICULTURAL PRODUCTS--0.1%
  Archer-Daniels-Midland Co.                          5,000           84,900
                                                                ------------
AIR FREIGHT & COURIERS--0.4%
  United Parcel Service, Inc. Class B                 6,300          478,296
                                                                ------------
AIRLINES--0.1%
  Southwest Airlines Co.                             10,500          143,010
                                                                ------------
ALUMINUM--0.3%
  Alcoa, Inc.                                        11,325          380,407
                                                                ------------
APPAREL RETAIL--0.4%
  Limited Brands                                      5,600          124,824
  TJX Cos., Inc. (The)                               14,000          308,560
                                                                ------------
                                                                     433,384
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  V. F. Corp.                                         4,000          197,800
                                                                ------------
APPLICATION SOFTWARE--0.1%
  Mercury Interactive Corp. (b)                       4,500          156,960
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Bank of New York Co., Inc. (The)                    8,300          242,111
  Franklin Resources, Inc.                            4,500          250,920
  Legg Mason, Inc.                                    3,000          159,810
                                                                ------------
                                                                     652,841
                                                                ------------
AUTO PARTS & EQUIPMENT--0.3%
  Dana Corp.                                          8,000          141,520
  Delphi Corp.                                       20,400          189,516
                                                                ------------
                                                                     331,036
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.7%
  Ford Motor Co.                                      9,800          137,690
  General Motors Corp.                               14,200          603,216
                                                                ------------
                                                                     740,906
                                                                ------------
BIOTECHNOLOGY--1.9%
  Amgen, Inc. (b)                                    23,000        1,303,640
  Applied Biosystems Group -
    Applera Corp.                                     9,500          179,265
  Biogen Idec, Inc. (b)                               2,950          180,451


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY (CONTINUED)
  Cephalon, Inc. (b)                                  5,300     $    253,870
  Genentech, Inc. (b)                                 3,600          188,712
                                                                ------------
                                                                   2,105,938
                                                                ------------
BREWERS--0.2%
  Anheuser-Busch Cos., Inc.                           4,200          209,790
                                                                ------------
BROADCASTING & CABLE TV--0.7%
  Comcast Corp. Class A (b)                          17,000          480,080
  Univision Communications, Inc.
    Class A (b)                                       6,200          195,982
  Westwood One, Inc. (b)                              4,800           94,896
                                                                ------------
                                                                     770,958
                                                                ------------
BUILDING PRODUCTS--0.7%
  American Standard Cos., Inc. (b)                   11,000          428,010
  Masco Corp.                                        10,800          372,924
                                                                ------------
                                                                     800,934
                                                                ------------
CASINOS & GAMING--0.3%
  International Game Technology                       8,700          312,765
                                                                ------------
COMMERCIAL PRINTING--0.3%
  Donnelley (R.R.) & Sons Co.                         9,600          300,672
                                                                ------------
COMMUNICATIONS EQUIPMENT--3.2%
  ADC Telecommunications, Inc. (b)                   30,000           54,300
  Cisco Systems, Inc. (b)                            76,500        1,384,650
  Corning, Inc. (b)                                  22,800          252,624
  Juniper Networks, Inc. (b)                          9,800          231,280
  Lucent Technologies, Inc. (b)                      65,000          206,050
  Motorola, Inc.                                     23,600          425,744
  QUALCOMM, Inc.                                     25,600          999,424
  Tellabs, Inc. (b)                                  12,000          110,280
                                                                ------------
                                                                   3,664,352
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.0%
  Circuit City Stores, Inc.                           3,800           58,292
                                                                ------------
COMPUTER HARDWARE--2.9%
  Dell, Inc. (b)                                     32,600        1,160,560
  Hewlett-Packard Co.                                38,500          721,875
  International Business Machines
    Corp.                                            16,200        1,388,988
                                                                ------------
                                                                   3,271,423
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
  EMC Corp. (b)                                      27,700          319,658
                                                                ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
  Caterpillar, Inc.                                   4,500          362,025
  PACCAR, Inc.                                        3,000          207,360
                                                                ------------
                                                                     569,385
                                                                ------------

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
CONSUMER FINANCE--1.0%
  American Express Co.                                6,000     $    308,760
  MBNA Corp.                                         33,300          839,160
                                                                ------------
                                                                   1,147,920
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
  Automatic Data Processing, Inc.                     2,600          107,432
  Computer Sciences Corp. (b)                         2,500          117,750
  Electronic Data Systems Corp.                      12,000          232,680
  First Data Corp.                                    5,100          221,850
  Fiserv, Inc. (b)                                    7,300          254,478
                                                                ------------
                                                                     934,190
                                                                ------------
DEPARTMENT STORES--0.7%
  Federated Department Stores, Inc.                   2,000           90,860
  May Department Stores Co. (The)                    10,200          261,426
  Saks, Inc.                                          9,600          115,680
  Sears Roebuck and Co.                               7,500          298,875
                                                                ------------
                                                                     766,841
                                                                ------------
DIVERSIFIED BANKS--4.0%
  Bank of America Corp.                              46,346        2,008,172
  Comerica, Inc.                                      6,100          362,035
  U.S. Bancorp                                       19,700          569,330
  Wachovia Corp.                                     14,700          690,165
  Wells Fargo & Co.                                  14,600          870,598
                                                                ------------
                                                                   4,500,300
                                                                ------------
DIVERSIFIED CHEMICALS--1.2%
  Dow Chemical Co. (The)                              7,000          316,260
  Du Pont (E.I.) de Nemours & Co.                    11,000          470,800
  Eastman Chemical Co.                                3,500          166,425
  FMC Corp. (b)                                       2,600          126,282
  PPG Industries, Inc.                                5,100          312,528
                                                                ------------
                                                                   1,392,295
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  Cendant Corp.                                      15,000          324,000
                                                                ------------
DRUG RETAIL--0.1%
  Rite Aid Corp. (b)                                 21,000           73,920
                                                                ------------
ELECTRIC UTILITIES--2.4%
  Ameren Co.                                          2,300          106,145
  American Electric Power Co., Inc.                  11,200          357,952
  Consolidated Edison, Inc.                           3,000          126,120
  DTE Energy Co.                                      6,000          253,140
  Entergy Corp.                                       5,800          351,538
  Exelon Corp.                                        7,000          256,830
  FirstEnergy Corp.                                   9,500          390,260
  FPL Group, Inc.                                     2,700          184,464
  Pinnacle West Capital Corp.                         3,000          124,500
  PPL Corp.                                           5,800          273,644
  Progress Energy, Inc.                               2,900          122,786


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
  Xcel Energy, Inc.                                  10,500     $    181,860
                                                                ------------
                                                                   2,729,239
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
  Cooper Industries Ltd. Class A                      4,200          247,800
  Emerson Electric Co.                                3,500          216,615
  Hubbell, Inc. Class B                               3,800          170,354
  Thomas & Betts Corp. (b)                            6,100          163,602
                                                                ------------
                                                                     798,371
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
  Vishay Intertechnology, Inc. (b)                    5,500           70,950
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.3%
  Sanmina-SCI Corp. (b)                              20,000          141,000
  Solectron Corp. (b)                                40,100          198,495
                                                                ------------
                                                                     339,495
                                                                ------------
ENVIRONMENTAL SERVICES--0.1%
  Waste Management, Inc.                              6,000          164,040
                                                                ------------
FOOD RETAIL--0.6%
  Albertson's, Inc.                                   7,800          186,654
  Kroger Co. (The) (b)                                3,100           48,112
  Safeway, Inc. (b)                                  10,000          193,100
  SUPERVALU, Inc.                                     8,300          228,665
                                                                ------------
                                                                     656,531
                                                                ------------
FOREST PRODUCTS--0.2%
  Weyerhaeuser Co.                                    2,900          192,792
                                                                ------------
GENERAL MERCHANDISE STORES--0.5%
  Target Corp.                                       12,200          552,050
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.0%
  McKesson Corp.                                      1,800           46,170
                                                                ------------
HEALTH CARE EQUIPMENT--2.3%
  Baxter International, Inc.                          8,200          263,712
  Boston Scientific Corp. (b)                        17,400          691,302
  Guidant Corp.                                       1,100           72,644
  Medtronic, Inc.                                    10,500          544,950
  St. Jude Medical, Inc. (b)                          6,400          481,728
  Zimmer Holdings, Inc. (b)                           6,600          521,664
                                                                ------------
                                                                   2,576,000
                                                                ------------
HEALTH CARE FACILITIES--0.5%
  HCA, Inc.                                           6,400          244,160
  Health Management Associates,
    Inc. Class A                                     15,600          318,708
                                                                ------------
                                                                     562,868
                                                                ------------
HEALTH CARE SERVICES--0.5%
  Caremark Rx, Inc. (b)                              17,400          558,018
                                                                ------------
HOME ENTERTAINMENT SOFTWARE--0.4%
  Electronic Arts, Inc. (b)                          10,000          459,900
                                                                ------------

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES


                                                    SHARES          VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL--2.0%
  Home Depot, Inc. (The)                             29,700     $  1,164,240
  Lowe's Cos., Inc.                                  16,000          869,600
  Sherwin-Williams Co. (The)                          5,500          241,780
                                                                ------------
                                                                   2,275,620
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Carnival Corp. Class A                              9,700          458,713
  Starwood Hotels & Resorts
    Worldwide, Inc.                                   2,600          120,692
                                                                ------------
                                                                     579,405
                                                                ------------
HOUSEHOLD APPLIANCES--0.1%
  Whirlpool Corp.                                     2,700          162,243
                                                                ------------
HOUSEHOLD PRODUCTS--1.6%
  Kimberly-Clark Corp.                                3,700          238,983
  Procter & Gamble Co. (The)                         29,400        1,591,128
                                                                ------------
                                                                   1,830,111
                                                                ------------
HOUSEWARES & SPECIALTIES--0.2%
  Fortune Brands, Inc.                                2,600          192,634
                                                                ------------
HYPERMARKETS & SUPER CENTERS--2.6%
  Wal-Mart Stores, Inc.                              55,800        2,968,560
                                                                ------------
INDUSTRIAL CONGLOMERATES--4.5%
  3M Co.                                              7,300          583,781
  General Electric Capital  Corp.                   130,000        4,365,400
  Textron, Inc.                                       2,800          179,956
                                                                ------------
                                                                   5,129,137
                                                                ------------
INDUSTRIAL MACHINERY--0.6%
  Crane Co.                                           3,800          109,896
  Eaton Corp.                                         5,200          329,732
  Ingersoll-Rand Co. Class A                          1,200           81,564
  Parker Hannifin Corp.                               1,800          105,948
                                                                ------------
                                                                     627,140
                                                                ------------
INTEGRATED OIL & GAS--5.7%
  ChevronTexaco Corp.                                24,400        1,308,816
  ConocoPhillips                                     12,100        1,002,485
  Exxon Mobil Corp.                                  67,700        3,271,941
  Marathon Oil Corp.                                 10,800          445,824
  Occidental Petroleum Corp.                          7,000          391,510
                                                                ------------
                                                                   6,420,576
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.4%
  ALLTEL Corp.                                        4,100          225,131
  AT&T Corp.                                          8,080          115,706
  AT&T Wireless Services, Inc. (b)                   23,200          342,896
  BellSouth Corp.                                    19,300          523,416
  SBC Communications, Inc.                           36,600          949,770
  Sprint Corp.                                       22,000          442,860
  Verizon Communications, Inc.                       30,300        1,193,214
                                                                ------------
                                                                   3,792,993
                                                                ------------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
INTERNET RETAIL--1.0%
  eBay, Inc. (b)                                     12,700     $  1,167,638
                                                                ------------
INTERNET SOFTWARE & SERVICES--0.9%
  Yahoo!, Inc. (b)                                   30,400        1,030,864
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.9%
  Bear Stearns Cos., Inc. (The)                         800           76,936
  Goldman Sachs Group, Inc. (The)                     5,500          512,820
  Lehman Brothers Holdings, Inc.                      4,900          390,628
  Merrill Lynch & Co., Inc.                          10,900          541,948
  Morgan Stanley                                      9,900          488,070
  Schwab (Charles) Corp. (The)                       10,000           91,900
                                                                ------------
                                                                   2,102,302
                                                                ------------
LIFE & HEALTH INSURANCE--0.8%
  AFLAC, Inc.                                         7,500          294,075
  Jefferson-Pilot Corp.                               2,300          114,218
  Lincoln National Corp.                              7,000          329,000
  MetLife, Inc.                                       4,200          162,330
                                                                ------------
                                                                     899,623
                                                                ------------
MANAGED HEALTH CARE--1.7%
  Anthem, Inc. (b)                                    1,400          122,150
  CIGNA Corp.                                         3,000          208,890
  UnitedHealth Group, Inc.                           15,000        1,106,100
  WellPoint Health Networks, Inc.
    (b)                                               4,600          483,414
                                                                ------------
                                                                   1,920,554
                                                                ------------
MOTORCYCLE MANUFACTURERS--0.4%
  Harley-Davidson, Inc.                               7,100          422,024
                                                                ------------
MOVIES & ENTERTAINMENT--1.7%
  Time Warner, Inc. (b)                              67,300        1,086,222
  Viacom, Inc. Class B                               13,200          442,992
  Walt Disney Co. (The)                              17,200          387,860
                                                                ------------
                                                                   1,917,074
                                                                ------------
MULTI-LINE INSURANCE--2.3%
  American International Group,
    Inc.                                             34,000        2,311,660
  Hartford Financial Services
    Group, Inc. (The)                                 5,300          328,229
                                                                ------------
                                                                   2,639,889
                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
  CMS Energy Corp. (b)                               16,300          155,176
  Sempra Energy                                       6,700          242,473
                                                                ------------
                                                                     397,649
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.2%
  Pitney Bowes, Inc.                                  5,000          220,500
                                                                ------------
OIL & GAS DRILLING--0.1%
  Transocean, Inc. (b)                                2,900          103,762
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.5%
  Baker Hughes, Inc.                                  5,200          227,344
  Halliburton Co.                                     3,200          107,808

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES


                                                    SHARES          VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
  Schlumberger Ltd.                                   4,000     $    269,240
                                                                ------------
                                                                     604,392
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
  XTO Energy, Inc.                                    5,600          181,888
                                                                ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
  El Paso Corp.                                      21,500          197,585
  Western Gas Resources, Inc.                         7,000          200,130
                                                                ------------
                                                                     397,715
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.0%
  Citigroup, Inc.                                    63,900        2,819,268
  J.P. Morgan Chase & Co.                            42,332        1,681,850
                                                                ------------
                                                                   4,501,118
                                                                ------------
PACKAGED FOODS & MEATS--1.0%
  ConAgra Foods, Inc.                                 5,100          131,121
  Dean Foods Co. (b)                                  3,400          102,068
  General Mills, Inc.                                 9,400          422,060
  Heinz (H.J.) Co.                                    3,000          108,060
  Hershey Foods Corp.                                 5,200          242,892
  Sara Lee Corp.                                      6,200          141,732
                                                                ------------
                                                                   1,147,933
                                                                ------------
PAPER PACKAGING--0.4%
  Sonoco Products Co.                                 6,000          158,640
  Temple-Inland, Inc.                                 3,600          241,740
                                                                ------------
                                                                     400,380
                                                                ------------
PAPER PRODUCTS--0.7%
  Georgia-Pacific Corp.                               4,000          143,800
  International Paper Co.                            10,600          428,346
  MeadWestvaco Corp.                                  5,900          188,210
                                                                ------------
                                                                     760,356
                                                                ------------
PERSONAL PRODUCTS--0.7%
  Avon Products, Inc.                                12,300          537,264
  Gillette Co. (The)                                  6,200          258,788
                                                                ------------
                                                                     796,052
                                                                ------------
PHARMACEUTICALS--6.5%
  Abbott Laboratories                                12,600          533,736
  Bristol-Myers Squibb Co.                           17,400          411,858
  Forest Laboratories, Inc. (b)                       9,200          413,816
  Johnson & Johnson                                  29,000        1,633,570
  Lilly (Eli) & Co.                                   8,100          486,405
  Merck & Co., Inc.                                  18,800          620,400
  Pfizer, Inc.                                       95,440        2,920,464
  Wyeth                                               9,300          347,820
                                                                ------------
                                                                   7,368,069
                                                                ------------
PHOTOGRAPHIC PRODUCTS--0.2%
  Eastman Kodak Co.                                   6,000          193,320
                                                                ------------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE--0.9%
  Allstate Corp. (The)                                9,100     $    436,709
  Chubb Corp. (The)                                   2,600          182,728
  St. Paul Travelers Cos., Inc.
    (The)                                            10,601          350,469
                                                                ------------
                                                                     969,906
                                                                ------------
PUBLISHING & PRINTING--0.2%
  Gannett Co., Inc.                                     900           75,384
  Tribune Co.                                         4,100          168,715
                                                                ------------
                                                                     244,099
                                                                ------------
RAILROADS--0.7%
  Burlington Northern Santa Fe
    Corp.                                             5,600          214,536
  CSX Corp.                                           9,000          298,800
  Norfolk Southern Corp.                             10,300          306,322
                                                                ------------
                                                                     819,658
                                                                ------------
REGIONAL BANKS--2.7%
  AmSouth Bancorp                                     5,600          136,640
  BB&T Corp.                                          5,200          206,388
  Commerce Bancorp, Inc.                              5,200          287,040
  Huntington Bancshares, Inc.                         6,300          156,933
  KeyCorp                                            11,600          366,560
  National City Corp.                                14,700          567,714
  PNC Financial Services Group,
    Inc. (The)                                        6,800          367,880
  Regions Financial Corp.                             9,626          318,236
  SouthTrust Corp.                                    3,500          145,810
  SunTrust Banks, Inc.                                7,200          506,952
                                                                ------------
                                                                   3,060,153
                                                                ------------
REITS--0.4%
  Equity Office Properties Trust                     11,000          299,750
  Equity Residential                                  5,700          176,700
                                                                ------------
                                                                     476,450
                                                                ------------
RESTAURANTS--0.7%
  McDonald's Corp.                                   14,500          406,435
  Starbucks Corp. (b)                                 7,700          350,042
  Yum! Brands, Inc.                                   2,300           93,518
                                                                ------------
                                                                     849,995
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.2%
  Applied Materials, Inc. (b)                        12,000          197,880
                                                                ------------
SEMICONDUCTORS--2.3%
  Advanced Micro Devices, Inc. (b)                    8,500          110,500
  Atmel Corp. (b)                                    33,100          119,822
  Broadcom Corp. Class A (b)                          8,600          234,694
  Intel Corp.                                        72,175        1,447,831
  Linear Technology Corp.                             8,000          289,920
  Maxim Integrated Products, Inc.                     2,200           93,038
  Texas Instruments, Inc.                            12,900          274,512
                                                                ------------
                                                                   2,570,317
                                                                ------------
SOFT DRINKS--2.2%
  Coca-Cola Co. (The)                                28,900        1,157,445

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
SOFT DRINKS (CONTINUED)
  Coca-Cola Enterprises, Inc.                         3,800     $     71,820
  PepsiCo, Inc.                                      26,600        1,294,090
                                                                ------------
                                                                   2,523,355
                                                                ------------
SPECIALTY CHEMICALS--0.3%
  Lubrizol Corp.  (The)                               5,100          176,460
  Rohm and Haas Co.                                   4,500          193,365
                                                                ------------
                                                                     369,825
                                                                ------------
SPECIALTY STORES--0.3%
  Bed Bath & Beyond, Inc. (b)                         6,400          237,504
  Williams-Sonoma, Inc. (b)                           3,800          142,690
                                                                ------------
                                                                     380,194
                                                                ------------
STEEL--0.3%
  United States Steel Corp.                           6,400          240,768
  Worthington Industries, Inc.                        5,700          121,695
                                                                ------------
                                                                     362,463
                                                                ------------
SYSTEMS SOFTWARE--4.0%
  Microsoft Corp.                                   123,400        3,412,010
  Oracle Corp. (b)                                   56,800          640,704
  Symantec Corp. (b)                                  9,000          493,920
                                                                ------------
                                                                   4,546,634
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.2%
  Ingram Micro, Inc. Class A (b)                      5,100           82,110
  Tech Data Corp. (b)                                 2,800          107,940
                                                                ------------
                                                                     190,050
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.8%
  Fannie Mae                                          9,400          595,960
  Washington Mutual, Inc.                             7,400          289,192
                                                                ------------
                                                                     885,152
                                                                ------------
TOBACCO--1.6%
  Altria Group, Inc.                                 30,000        1,411,200
  Reynolds American, Inc.                             3,000          204,120
  UST, Inc.                                           3,600          144,936
                                                                ------------
                                                                   1,760,256
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Nextel Communications, Inc. Class A (b)            15,800          376,672
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $102,644,155)                                 110,554,220
                                                                ------------


                                                    SHARES          VALUE
                                                    -------      -----------

FOREIGN  COMMON STOCKS(c)--1.4%
ELECTRONIC MANUFACTURING SERVICES--0.1%
  Flextronics International Ltd.
    (Singapore) (b)                                   7,000     $     92,750
                                                                ------------
INDUSTRIAL CONGLOMERATES--0.5%
  Tyco International Ltd. (United
    States)                                          19,700          604,002
                                                                ------------
OIL & GAS DRILLING--0.1%
  Nabors Industries Ltd. (United
    States) (b)                                       3,000          142,050
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.6%
  ACE Ltd. (United States)                            7,600          304,456
  XL Capital Ltd. Class A (United
    States)                                           4,500          332,955
                                                                ------------
                                                                     637,411
                                                                ------------
SEMICONDUCTORS--0.1%
  Marvell Technology Group Ltd.
    (Bermuda) (b)                                     6,000          156,780
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,291,664)                                     1,632,993
                                                                ------------
TOTAL LONG TERM INVESTMENTS--99.2%
  (Identified cost $103,935,819)                                 112,187,213
                                                                ------------


                                                    SHARES          VALUE
                                                    -------      -----------

SHORT-TERM OBLIGATIONS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
  SSgA Money Market Fund (1.27%
    seven day effective yield)                      867,936          867,936
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $867,936)                                         867,936
                                                                ------------

TOTAL INVESTMENTS--100.0%
  (Identified cost $104,803,755)                                 113,055,149(a)
  Other assets and liabilities, net--0.0%                            (42,147)
                                                                ------------
NET ASSETS--100.0%                                              $113,013,002
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 17,516,572 and gross depreciation of $ 9,265,178 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $104,803,755.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                    SHARES        VALUE ($)
                                                    -------     ------------

DOMESTIC COMMON STOCKS--94.4%
REAL ESTATE INVESTMENT TRUSTS--92.2%

DIVERSIFIED--6.5%
  iStar Financial, Inc.                              48,057     $  1,981,390
  Vornado Realty Trust                               73,641        4,615,818
                                                                ------------
                                                                   6,597,208
                                                                ------------

HEALTH CARE--2.9%
  Health Care Property Investors,
    Inc.                                             40,427        1,051,102
  Health Care REIT, Inc.                             25,032          881,127
  Healthcare Realty Trust, Inc.                      26,222        1,023,707
                                                                ------------
                                                                   2,955,936
                                                                ------------

INDUSTRIAL/OFFICE--30.0%

INDUSTRIAL--10.2%
  AMB Property Corp.                                 28,107        1,040,521
  CenterPoint Properties Trust                      121,434        5,292,094
  ProLogis                                          112,720        3,972,253
                                                                ------------
                                                                  10,304,868
                                                                ------------

MIXED--2.0%
  Duke Realty Corp.                                  27,757          921,532
  Reckson Associates Realty Corp.                    36,982        1,063,233
                                                                ------------
                                                                   1,984,765
                                                                ------------

OFFICE--17.8%
  Alexandria Real Estate Equities,
    Inc.                                             34,554        2,270,889
  Arden Realty, Inc.                                 27,357          891,291
  Boston Properties, Inc.                            71,280        3,948,199
  Corporate Office Properties Trust                 137,619        3,525,799
  Equity Office Properties Trust                     25,837          704,058
  Kilroy Realty Corp.                                28,107        1,068,909
  Maguire Properties, Inc.                           57,790        1,404,875
  SL Green Realty Corp.                              82,863        4,293,132
                                                                ------------
                                                                  18,107,152
                                                                ============

TOTAL INDUSTRIAL/OFFICE                                           30,396,785
                                                                ------------

LODGING/RESORTS--3.8%
  Hospitality Properties Trust                       23,050          979,394
  Host Marriott Corp. (b)                           145,906        2,047,061
  LaSalle Hotel Properties                           31,806          877,846
                                                                ------------
                                                                   3,904,301
                                                                ------------

RESIDENTIAL--13.2%

APARTMENTS--13.2%
  Archstone-Smith Trust                             128,053        4,051,597


                                                    SHARES          VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

RESIDENTIAL (CONTINUED)

APARTMENTS (CONTINUED)
  Camden Property Trust                              33,735     $  1,558,557
  Equity Residential Properties                     120,649        3,740,119
  Essex Property Trust, Inc.                         22,440        1,612,314
  Home Properties, Inc.                              32,276        1,276,838
  United Dominion Realty Trust,
    Inc.                                             59,831        1,186,449
                                                                ------------

TOTAL RESIDENTIAL                                                 13,425,874
                                                                ------------

RETAIL--32.1%
FREE STANDING--0.8%
  Realty Income Corp.                                17,814          802,164

REGIONAL MALLS--17.9%
  CBL & Associates Properties, Inc.                  52,488        3,199,143
  General Growth Properties, Inc.                   157,902        4,894,962
  Macerich Co. (The)                                 64,447        3,434,381
  Simon Property Group, Inc.                        123,414        6,618,693
                                                                ------------
                                                                  18,147,179
                                                                ------------

SHOPPING CENTERS--13.4%
  Developers Diversified Realty
    Corp.                                           112,432        4,401,713
  Kimco Realty Corp.                                 33,606        1,723,988
  Pan Pacific Retail Properties,
    Inc.                                             57,402        3,105,448
  Regency Centers Corp.                              33,263        1,546,397
  Tanger Factory Outlet Centers,
    Inc.                                             11,453          512,865
  Weingarten Realty Investors                        70,347        2,322,155
                                                                ------------
                                                                  13,612,566
                                                                ============

TOTAL RETAIL                                                      32,561,909
                                                                ------------

SELF STORAGE--3.7%
  Extra Space Storage, Inc.                          76,528          975,732
  Public Storage, Inc.                               34,453        1,707,146
  Shurgard Storage Centers, Inc.
    Class A                                          27,670        1,073,596
                                                                ------------
                                                                   3,756,474
                                                                ============
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $69,070,157)                                   93,598,487
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--2.2%
Starwood Hotels & Resorts Worldwide,
  Inc.
(Identified cost $2,075,208)                         48,111        2,233,312

TOTAL LONG TERM INVESTMENTS--94.4%
  (Identified cost $71,145,365)                                   95,831,799
                                                                ------------

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------     ------------

SHORT-TERM OBLIGATIONS--5.5%
COMMERCIAL PAPER--5.5%
  UBS Finance Delaware LLC
    1.88%, 10/1/04                      A-1+      $   3,105     $  3,105,000
  Gannett Co. 1.74%, 10/12/04           A-1           2,455        2,453,695
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $5,558,695)                                     5,558,695
                                                                ------------

TOTAL INVESTMENTS--99.9%
  (Identified Cost $76,704,060)                                  101,390,494(a)
  Other assets and liabilities, net--0.1%                             89,389
                                                                ------------
NET ASSETS--100.0%                                              $101,479,883
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,239,562 and gross depreciation of $100,483 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $76,251,415 .
(b) Non-income producing.
See Notes to Schedules of Investments

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                    SHARES        VALUE ($)
                                                    -------     ------------

DOMESTIC COMMON STOCKS--92.7%
AEROSPACE & DEFENSE--0.0%
  United Technologies Corp.                             800     $     74,704
                                                                ------------
AIR FREIGHT & COURIERS--3.8%
  United Parcel Service, Inc. Class
    B                                               272,100       20,657,832
                                                                ------------
AIRLINES--0.0%
  Southwest Airlines Co.                              7,500          102,150
                                                                ------------
APPAREL RETAIL--0.0%
  Limited Brands                                      4,800          106,992
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.0%
  Northern Trust Corp.                                1,600           65,280
                                                                ------------
BIOTECHNOLOGY--5.5%
  Amgen, Inc. (b)                                   401,600       22,762,688
  Gilead Sciences, Inc. (b)                         198,000        7,401,240
  MedImmune, Inc.                                     3,700           87,690
                                                                ------------
                                                                  30,251,618
                                                                ------------
BROADCASTING & CABLE TV--1.7%
  Clear Channel Communications,
    Inc.                                              2,700           84,159
  EchoStar Communications Corp.
    Class A (b)                                     303,000        9,429,360
                                                                ------------
                                                                   9,513,519
                                                                ------------
COMMUNICATIONS EQUIPMENT--7.0%
  Cisco Systems, Inc. (b)                         1,178,520       21,331,212
  Motorola, Inc.                                    341,000        6,151,640
  QUALCOMM, Inc.                                    289,000       11,282,560
                                                                ------------
                                                                  38,765,412
                                                                ------------
COMPUTER HARDWARE--3.3%
  Dell, Inc. (b)                                    512,000       18,227,200
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--2.1%
  EMC Corp. (b)                                   1,010,000       11,655,400
                                                                ------------
CONSUMER FINANCE--8.0%
  American Express Co.                              239,660       12,332,904
  MBNA Corp.                                        491,500       12,385,800
  SLM Corp.                                         433,400       19,329,640
                                                                ------------
                                                                  44,048,344
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--3.1%
  First Data Corp.                                  393,000       17,095,500
                                                                ------------
DEPARTMENT STORES--0.0%
  Sears Roebuck and Co.                               2,600          103,610
                                                                ------------
DIVERSIFIED BANKS--2.3%
  Bank of America Corp.                               3,800          164,654
  Wells Fargo & Co.                                 213,000       12,701,190
                                                                ------------
                                                                  12,865,844
                                                                ------------


                                                    SHARES          VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
DIVERSIFIED CHEMICALS--0.0%
  Du Pont (E.I.) de Nemours & Co.                     2,300     $     98,440
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--1.2%
  Apollo Group, Inc. Class A (b)                     91,000        6,676,670
                                                                ------------
DRUG RETAIL--2.9%
  Walgreen Co.                                      440,000       15,765,200
                                                                ------------
FOOD DISTRIBUTORS--3.1%
  Sysco Corp.                                       578,000       17,293,760
                                                                ------------
FOOD RETAIL--0.7%
  Safeway, Inc. (b)                                   3,400           65,654
  Whole Foods Market, Inc.                           40,400        3,465,916
                                                                ------------
                                                                   3,531,570
                                                                ------------
FOOTWEAR--0.0%
  NIKE, Inc. Class B                                  1,000           78,800
                                                                ------------
HEALTH CARE EQUIPMENT--3.5%
  Medtronic, Inc.                                   371,920       19,302,648
                                                                ------------
HEALTH CARE SERVICES--0.1%
  Laboratory Corporation of America
    Holdings (b)                                      4,200          183,624
  Medco Health Solutions, Inc. (b)                    2,700           83,430
                                                                ------------
                                                                     267,054
                                                                ------------
HOME IMPROVEMENT RETAIL--4.1%
  Home Depot, Inc. (The)                              4,100          160,720
  Lowe's Cos., Inc.                                 414,900       22,549,815
                                                                ------------
                                                                  22,710,535
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--1.5%
  Carnival Corp. Class A                            177,000        8,370,330
                                                                ------------
HYPERMARKETS & SUPER CENTERS--5.3%
  Wal-Mart Stores, Inc.                             543,250       28,900,900
                                                                ------------
INDUSTRIAL CONGLOMERATES--6.0%
  General Electric Capital  Corp.                   987,800       33,170,324
                                                                ------------
INDUSTRIAL MACHINERY--0.0%
  ITT Industries, Inc.                                  800           63,992
                                                                ------------
INTEGRATED OIL & GAS--0.0%
  ChevronTexaco Corp.                                 1,800           96,552
  Exxon Mobil Corp.                                   1,500           72,495
                                                                ------------
                                                                     169,047
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  BellSouth Corp.                                     3,600           97,632
  MCI, Inc.                                           2,500           41,875
                                                                ------------
                                                                     139,507
                                                                ------------

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES


                                                    SHARES        VALUE ($)
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES--2.4%
  Yahoo!, Inc. (b)                                  395,000     $ 13,394,450
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.1%
  Lehman Brothers Holdings, Inc.                      1,250           99,650
  Morgan Stanley                                      2,700          133,110
                                                                ------------
                                                                     232,760
                                                                ------------
LEISURE PRODUCTS--0.0%
  Mattel, Inc.                                        5,500           99,715
                                                                ------------
MOTORCYCLE MANUFACTURERS--2.5%
  Harley-Davidson, Inc.                             228,000       13,552,320
                                                                ------------
MULTI-LINE INSURANCE--0.0%
  American International Group,
    Inc.                                              1,600          108,784
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.0%
  Avery Dennison Corp.                                1,200           78,936
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.0%
  Unocal Corp.                                        1,700           73,100
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
  Citigroup, Inc.                                     4,300          189,716
  J.P. Morgan Chase & Co.                             4,488          178,308
                                                                ------------
                                                                     368,024
                                                                ------------
PACKAGED FOODS & MEATS--0.0%
  General Mills, Inc.                                 2,200           98,780
                                                                ------------
PHARMACEUTICALS--4.5%
  Forest Laboratories, Inc. (b)                      83,000        3,733,340
  Johnson & Johnson                                   2,500          140,825
  Pfizer, Inc.                                      683,107       20,903,074
                                                                ------------
                                                                  24,777,239
                                                                ------------
RAILROADS--0.0%
  Union Pacific Corp.                                 1,900          111,340
                                                                ------------
REGIONAL BANKS--0.1%
  Fifth Third Bancorp                                 1,900           93,518
  North Fork Bancorp, Inc.                            2,900          128,905
                                                                ------------
                                                                     222,423
                                                                ------------
SEMICONDUCTORS--5.7%
  Intel Corp.                                     1,008,030       20,221,082
  Texas Instruments, Inc.                           526,620       11,206,474
                                                                ------------
                                                                  31,427,556
                                                                ------------
SOFT DRINKS--2.5%
  Coca-Cola Co. (The)                                 1,400           56,070
  Pepsi Bottling Group, Inc. (The)                    3,100           84,165
  PepsiCo, Inc.                                     283,000       13,767,950
                                                                ------------
                                                                  13,908,185
                                                                ------------
SPECIALTY STORES--3.4%
  Staples, Inc.                                     619,000       18,458,580
                                                                ------------
SYSTEMS SOFTWARE--6.2%
  Microsoft Corp.                                 1,228,400       33,965,260


                                                    SHARES          VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE (CONTINUED)
  Oracle Corp. (b)                                   16,700     $    188,376
                                                                ------------
                                                                  34,153,636
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.0%
  Washington Mutual, Inc.                             1,500           58,620
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $442,089,482)                                 511,196,630
                                                                ------------
FOREIGN  COMMON STOCKS(c)--3.2%
APPLICATION SOFTWARE--2.2%
  SAP AG ADR (Germany)                              306,000       11,918,700
                                                                ------------
COMMUNICATIONS EQUIPMENT--0.1%
  Nokia Oyj ADR (Finland)                            10,900          149,548
                                                                ------------
INDUSTRIAL CONGLOMERATES--0.0%
  Tyco International Ltd. (United
    States)                                           2,100           64,386
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.0%
  Accenture Ltd. Class A (Bermuda)
    (b)                                               2,900           78,445
                                                                ------------
SEMICONDUCTORS--0.9%
  Taiwan Semiconductor
    Manufacturing Co. Ltd. ADR
    (Taiwan)                                        715,000        5,105,100
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $18,449,493)                                   17,316,179
                                                                ------------
TOTAL LONG TERM INVESTMENTS--95.9%
  (Identified cost $460,538,975)                                 528,512,809
                                                                ------------


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------     ------------

SHORT-TERM OBLIGATIONS--4.9%
U.S. TREASURY BILLS--0.0%
  U.S. Treasury Bill 1.498%,
    11/4/04                              AAA             24           23,964
  U.S. Treasury Bill 1.54%,
    11/4/04                              AAA             54           53,917
  U.S. Treasury Bill 1.543%,
    11/4/04                              AAA            150          149,770
  U.S. Treasury Bill 1.57%,
    11/4/04                              AAA             60           59,907
                                                                ------------
                                                                     287,558
                                                                ------------
FEDERAL AGENCY SECURITIES--0.2%
  FHLB 1.35%, 4/29/05                    AAA          1,000          995,249
                                                                ------------
COMMERCIAL PAPER--4.7%
  UBS Finance Delaware LLC
    1.88%, 10/1/04                      A-1+          5,000        5,000,000
  UBS Finance Delaware LLC
    1.76%, 10/4/04                      A-1+          5,285        5,284,225

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------     ------------

SHORT-TERM OBLIGATIONS (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
  Verizon Network Funding
    Corp. 1.74%, 10/6/04                A-1          $3,235     $  3,234,218
  Koch Industries LLC 1.75%,
    10/8/04                             A-1+          3,625        3,623,766
  CAFCO LLC 1.78%, 10/12/04             A-1+          3,000        2,998,368
  Colgate-Palmolive Co.
    1.74%, 10/15/04                     A-1+          3,240        3,237,808
  Ranger Funding Corp. LLC
    1.79%, 10/28/04                     A-1+          2,365        2,361,825
                                                                ------------
                                                                  25,740,210
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $27,027,768)                                   27,023,017
                                                                ------------

TOTAL INVESTMENTS--100.8%
  (Identified cost $487,566,743)                                 555,535,826(a)
  Other assets and liabilities, net--(0.8)%                       (4,193,173)
                                                                ------------
NET ASSETS--100.0%                                              $551,342,653
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $85,820,481 and gross depreciation of $17,878,414 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $487,593,759.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                    SHARES        VALUE ($)
                                                    -------      -----------

DOMESTIC COMMON STOCKS--88.0%
AIR FREIGHT & COURIERS--0.6%
  Pacer International, Inc. (b)                       7,100      $   116,440
                                                                 -----------
APPAREL RETAIL--0.6%
  Mothers Work, Inc. (b)                              9,100          131,950
                                                                 -----------
APPLICATION SOFTWARE--0.5%
  Blackboard, Inc. (b)                                6,400          109,824
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--4.6%
  Gabelli Asset Management, Inc.
    Class A                                          22,275          954,484
                                                                 -----------
BIOTECHNOLOGY--4.2%
  Abgenix, Inc. (b)                                  12,300          121,278
  Critical Therapeutics, Inc. (b)                    15,000           87,750
  ICOS Corp. (b)                                      9,700          234,158
  Inhibitex, Inc. (b)                                18,000          114,300
  NPS Pharmaceuticals, Inc. (b)                      11,800          257,004
  Nuvelo, Inc. (b)                                    6,300           62,244
                                                                 -----------
                                                                     876,734
                                                                 -----------
CASINOS & GAMING--3.0%
  Multimedia Games, Inc. (b)                          8,900          137,950
  Scientific Games Corp. Class A (b)                 25,300          483,230
                                                                 -----------
                                                                     621,180
                                                                 -----------
COMMUNICATIONS EQUIPMENT--1.8%
  SafeNet, Inc. (b)                                  14,200          374,596
                                                                 -----------
COMPUTER HARDWARE--0.7%
  Stratasys, Inc. (b)                                 4,300          135,686
                                                                 -----------
CONSUMER FINANCE--0.8%
  MoneyGram International, Inc.                       9,400          160,552
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  Intrado, Inc. (b)                                   5,400           54,594
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--6.7%
  Corporate Executive Board Co.
    (The)                                            13,810          845,724
  Corrections Corporation of
    America (b)                                       4,000          141,440
  Tetra Tech, Inc. (b)                               31,900          404,173
                                                                 -----------
                                                                   1,391,337
                                                                ------------
GENERAL MERCHANDISE STORES--0.2%
  99 Cents Only Stores (b)                            3,300           46,959
                                                                 -----------
HEALTH CARE DISTRIBUTORS--2.8%
  Omnicare, Inc.                                     20,325          576,417
                                                                 -----------
HEALTH CARE EQUIPMENT--2.7%
  INAMED Corp. (b)                                   11,800          562,506
                                                                 -----------
HEALTH CARE SERVICES--3.3%
  Advisory Board Co. (The) (b)                       20,100          675,360
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
  Callwave, Inc. (b)                                  3,120           29,796
                                                                 -----------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES--9.1%
  Autobytel, Inc. (b)                                26,600      $   238,602
  Digital Insight Corp. (b)                          12,400          169,012
  Digitas, Inc. (b)                                  19,600          151,508
  j2 Global Communications, Inc. (b)                 18,200          574,938
  LivePerson, Inc. (b)                               85,700          280,239
  United Online, Inc. (b)                            48,300          464,646
                                                                 -----------
                                                                   1,878,945
                                                                 -----------
LEISURE PRODUCTS--4.0%
  MarineMax, Inc. (b)                                 8,100          182,412
  Marvel Enterprises, Inc. (b)                       14,850          216,216
  Polaris Industries, Inc.                            7,600          424,232
                                                                 -----------
                                                                     822,860
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
  Pioneer Natural Resources Co.                      11,635          401,175
                                                                 -----------
PHARMACEUTICALS--11.0%
  Barrier Therapeutics, Inc. (b)                      4,450           54,112
  Medicines Co. (The) (b)                             8,200          197,948
  Nektar Therapeutics (b)                            46,500          673,320
  Pain Therapeutics, Inc. (b)                        19,000          136,610
  Sepracor, Inc. (b)                                 24,800        1,209,744
                                                                 -----------
                                                                   2,271,734
                                                                 -----------
RESTAURANTS--3.2%
  Cheesecake Factory, Inc. (The) (b)                 10,400          451,360
  McCormick & Schmick's Seafood
    Restaurants, Inc. (b)                            17,623          211,300
                                                                 -----------
                                                                     662,660
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--1.4%
  Cymer, Inc. (b)                                     9,800          280,868
                                                                 -----------
SEMICONDUCTORS--17.6%
  Artisan Components, Inc. (b)                       41,000        1,193,510
  Integrated Circuit Systems, Inc. (b)               24,300          522,450
  International Rectifier Corp. (b)                   7,900          270,970
  Intersil Corp. Class A                             23,300          371,169
  Micrel, Inc. (b)                                   22,455          233,756
  MIPS Technologies, Inc. (b)                        61,600          351,120
  ON Semiconductor Corp. (b)                        162,500          508,625
  Semtech Corp. (b)                                   9,700          185,949
                                                                 -----------
                                                                   3,637,549
                                                                 -----------
SPECIALTY STORES--4.0%
  Advance Auto Parts, Inc. (b)                        7,840          269,696
  Cost Plus, Inc. (b)                                16,000          566,080
                                                                 -----------
                                                                     835,776
                                                                 -----------

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES


                                                    SHARES          VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE--2.0%
  Federal Agricultural Mortgage
    Corp. Class C (b)                                18,235      $   404,635
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
  At Road, Inc. (b)                                  45,200          190,744
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $15,933,996)                                   18,205,361
                                                                 -----------
FOREIGN  COMMON STOCKS(c)--6.1%
APPLICATION SOFTWARE--0.8%
  Retalix Ltd. (Israel) (b)                           9,600          174,240
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.6%
  Stewart (W.P.) & Co. Ltd.
    (Bermuda)                                        26,400          527,736
                                                                 -----------
SEMICONDUCTORS--2.7%
  O2Micro International Ltd.
    (United States) (b)                              52,000          558,480
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,293,259)                                     1,260,456
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--94.1%
  (Identified cost $17,227,255)                                   19,465,817
                                                                 -----------


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------      -----------

SHORT-TERM OBLIGATIONS--3.2%
COMMERCIAL PAPER--3.2%
  UBS Finance Delaware LLC
    1.88%, 10/1/04                      A-1+            655          655,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $655,000)                                         655,000
                                                                 -----------

TOTAL INVESTMENTS--97.3%
  (Identified cost $17,882,255)                                   20,120,817(a)
  Other assets and liabilities, net--2.7%                            554,627
                                                                 -----------
NET ASSETS--100.0%                                               $20,675,444
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,875,866 and gross depreciation of $1,931,664 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $18,176,615.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                      PHOENIX-GOODWIN MONEY MARKET SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


FACE VALUE                                   INTEREST
  (000)                DESCRIPTION             RATE    MATURITY DATE  VALUE ($)
---------    ------------------------------  --------- ------------- -----------

FEDERAL AGENCY SECURITIES--28.8%
 $2,500      FHLB (c)                           3.63       10/15/04  $ 2,502,191
  2,500      FHLB  Discount Note                1.31       11/10/04    2,496,361
  5,000      Fannie Mae Discount Note           1.79       11/29/04    4,985,332
  2,500      FHLB                               1.51        12/8/04    2,500,000
  2,500      FHLB (d)                           1.60       12/30/04    2,500,000
  2,000      FFCB Discount Note (c)             1.30         2/1/05    1,999,019
  3,500      FHLB (c)                           1.88        2/15/05    3,507,857
  2,500      FHLB (d)                           1.30        2/28/05    2,500,000
  2,000      FFCB (d)                           1.30         3/1/05    2,000,000
  2,500      FHLB                               1.47         3/1/05    2,500,000
  2,500      FHLB (d)                           1.40         4/1/05    2,500,000
  3,500      Fannie Mae (d)                     1.36         5/3/05    3,500,000
  2,500      FHLB (d)                           1.50         5/4/05    2,500,000
  2,500      Fannie Mae (d)                     1.75        5/23/05    2,500,000
  2,500      Fannie Mae (d)                     1.80        5/27/05    2,500,000
  2,500      FHLB (d)                           2.02         6/8/05    2,500,000
  2,500      FHLMC                              7.00        7/15/05    2,591,498
  2,500      FHLB                               2.13         9/1/05    2,497,590
  2,500      FHLB (b)                           1.68        9/16/05    2,498,954
                                                                     -----------

TOTAL FEDERAL AGENCY SECURITIES                                       51,078,802
                                                                     -----------


FACE VALUE                                   INTEREST
  (000)                DESCRIPTION             RATE      RESET DATE    VALUE ($)
---------    ------------------------------  ---------   ----------   ----------

FEDERAL AGENCY SECURITIES--VARIABLE(b)--2.5%
     99      SBA (Final Maturity 1/25/21)       2.00        10/1/04       99,333
    568      SBA (Final Maturity 10/25/22)      1.75        10/1/04      567,608
  1,028      SBA (Final Maturity 11/25/21)      1.88        10/1/04    1,027,041
    320      SBA (Final Maturity 2/25/23)       1.75        10/1/04      319,573
    340      SBA (Final Maturity 2/25/23)       1.75        10/1/04      340,347
    665      SBA (Final Maturity 3/25/24)       1.88        10/1/04      664,964
    135      SBA (Final Maturity 5/25/21)       1.75        10/1/04      135,075

                      PHOENIX-GOODWIN MONEY MARKET SERIES


FACE VALUE                                   INTEREST
  (000)                DESCRIPTION             RATE      RESET DATE    VALUE ($)
---------    ------------------------------  ---------   ----------   ----------

FEDERAL AGENCY SECURITIES--VARIABLE (CONTINUED)
 $1,275      SBA (Final Maturity 9/25/23)       1.63        10/1/04   $1,275,282
                                                                      ----------

TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                              4,429,223
                                                                      ----------



                                                    STANDARD &
FACE VALUE                                            POOR'S     INTEREST    MATURITY
   (000)               DESCRIPTION                    RATING       RATE       DATE           VALUE
---------    -------------------------------------- ----------   --------    --------     ------------
COMMERCIAL PAPER--67.5%
  2,500      CIT Group Holdings, Inc.                  A-1          1.55       10/1/04       2,500,000
    525      Receivables Capital Corp.                 A-1+         1.60       10/1/04         525,000
  2,265      UBS Finance Delaware LLC                  A-1+         1.88       10/1/04       2,265,000
  3,500      Alpine Securitization Corp.               A-1          1.65       10/4/04       3,499,519
  2,370      CIT Group Holdings, Inc.                  A-1          1.59       10/4/04       2,369,686
  3,500      Preferred Receivables Funding Corp.       A-1+         1.68       10/5/04       3,499,347
  1,500      ABN AMRO Holding NV                       A-1+         1.66       10/6/04       1,499,654
  1,800      Den Danske Bank                           A-1+         1.56       10/6/04       1,799,610
  3,500      Du Pont (E.I.) de Nemours & Co.           A-1+         1.65       10/6/04       3,499,198
  1,395      Du Pont (E.I.) de Nemours & Co.           A-1+         1.67       10/6/04       1,394,676
  2,000      Cargill, Inc.                             A-1          1.70       10/7/04       1,999,433
  2,535      Clipper Receivables Co. LLC               A-1          1.61       10/7/04       2,534,320
    800      Govco, Inc.                               A-1+         1.57       10/7/04         799,791
  2,800      Private Export Funding Corp.              A-1+         1.32       10/7/04       2,799,384
  1,305      Koch Industries LLC                       A-1+         1.73       10/8/04       1,304,561
    900      Danske Corp.                              A-1+         1.72      10/12/04         899,527
  1,621      Preferred Receivables Funding Corp.       A-1+         1.78      10/14/04       1,619,958
  1,210      Harley-Davidson Funding Corp.             A-1          1.75      10/18/04       1,209,000
  1,152      CAFCO LLC                                 A-1+         1.77      10/20/04       1,150,924
  4,180      Harley-Davidson Funding Corp.             A-1          1.75      10/21/04       4,175,936
    720      Preferred Receivables Funding Corp.       A-1+         1.80      10/21/04         719,280
  3,000      International Lease Finance Corp.         A-1+         1.75      10/22/04       2,996,938
  3,500      Household Finance Corp.                   A-1          1.70      10/25/04       3,496,033
  3,000      Marsh & McLennan Cos., Inc.               A-1          1.68      10/25/04       2,996,640
  1,605      Gannett Co.                               A-1          1.75      10/26/04       1,603,049
  2,500      Ranger Funding Co. LLC                    A-1+         1.79      10/28/04       2,496,644
  2,450      Govco, Inc.                               A-1+         1.77       11/2/04       2,446,145
  2,500      Clipper Receivables Co. LLC               A-1          1.79       11/8/04       2,495,276
    900      General Electric Capital Corp.            A-1+         1.80      11/10/04         898,200
  2,193      International Lease Finance Corp.         A-1+         1.66      11/10/04       2,188,955
  2,500      Household Finance Corp.                   A-1          1.75      11/12/04       2,494,896
  2,795      Clipper Receivables Co. LLC               A-1          1.83      11/15/04       2,788,606
  1,820      Du Pont (E.I.) de Nemours & Co.           A-1+         1.77      11/16/04       1,815,884
  1,000      UBS Finance Delaware LLC                  A-1+         1.73      11/16/04         997,789
  2,500      Danske Corp.                              A-1+         1.70      11/22/04       2,493,861
  2,500      Govco, Inc.                               A-1+         1.66      11/22/04       2,494,006

                      PHOENIX-GOODWIN MONEY MARKET SERIES


                                                    STANDARD &
FACE VALUE                                            POOR'S     INTEREST    MATURITY
   (000)               DESCRIPTION                    RATING       RATE       DATE           VALUE
---------    -------------------------------------- ----------   --------    --------     ------------
COMMERCIAL PAPER (CONTINUED)
 $2,300      Govco, Inc.                               A-1+         1.67      11/22/04    $  2,294,452
  3,550      Alpine Securitization Corp.               A-1          1.80      11/23/04       3,540,593
  3,500      CAFCO LLC                                 A-1+         1.82      11/23/04       3,490,622
  1,000      UBS Finance Delaware LLC                  A-1+         1.80      11/23/04         997,350
  2,600      Danske Corp.                              A-1+         1.81      11/24/04       2,592,941
  1,200      UBS Finance Delaware LLC                  A-1+         1.74      11/24/04       1,196,868
    525      CIT Group Holdings, Inc.                  A-1          1.87      11/29/04         523,391
  1,705      CIT Group Holdings, Inc.                  A-1          1.79      11/30/04       1,699,913
  1,740      Golden Peanut Co. LLC                     A-1          1.80       12/1/04       1,734,693
  1,295      NetJets, Inc.                             A-1+         1.83       12/1/04       1,290,984
  1,620      CIT Group Holdings, Inc.                  A-1          1.88       12/2/04       1,614,755
  3,680      NetJets, Inc.                             A-1+         1.84       12/2/04       3,668,338
  1,300      UBS Finance Delaware LLC                  A-1+         1.83       12/3/04       1,295,837
    900      Govco, Inc.                               A-1          1.81       12/6/04         897,014
  1,100      Danske Corp.                              A-1+         1.85       12/9/04       1,096,100
  3,000      General Electric Capital  Corp.           A-1+         1.80      12/13/04       2,989,050
  2,905      General Electric Capital  Corp.           A-1+         1.86      12/14/04       2,893,893
  2,180      General Electric Capital  Corp.           A-1+         1.86      12/15/04       2,171,553
  2,750      Household Finance Corp.                   A-1          1.85      12/16/04       2,739,260
  2,000      Preferred Receivables Funding Corp.       A-1          1.86      12/20/04       1,991,733
  2,565      Private Export Funding Corp.              A-1+         1.90        1/6/05       2,551,869
                                                                                          ------------

TOTAL COMMERCIAL PAPER                                                                     120,037,935
                                                                                          ------------

MEDIUM TERM NOTES(c)--1.4%
  2,000      Goldman Sachs Group LP Series A 144A (e)  A+           6.63       12/1/04       2,017,844
    500      Bank of America Corp.                     A            7.63       4/15/05         516,806
                                                                                          ------------

TOTAL MEDIUM TERM NOTES                                                                      2,534,650
                                                                                          ------------

TOTAL INVESTMENTS--100.2%
    (Identified cost $178,080,610)                                                         178,080,610(a)
    Other assets and liabilities, net--0.2%                                                   (433,054)
                                                                                          ------------
NET ASSETS--100.0%                                                                        $177,647,556
                                                                                          ============

(a) Federal Income Tax Information: At September 30, 2004, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    At September 30, 2004, these securities amounted to a value of $2,017,844 or 1.1% of net assets.
See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)        VALUE ($)
                                          --------   -------    ------------
AGENCY MORTGAGE-BACKED SECURITIES--5.9%
  Fannie Mae 5%, 4/1/34                      Aaa     $ 1,934    $  1,916,185
  Fannie Mae 5%, 5/1/34                      Aaa       2,189       2,168,692
  Fannie Mae 6%, 5/1/34                      Aaa       1,761       1,824,247
  Fannie Mae 5.50%, 6/1/34                   Aaa       4,939       5,009,862
  GNMA 8%, 9/15/06                           Aaa         (j)             210
  GNMA 8%, 10/15/06                          Aaa          11          11,423
  GNMA 6.50%, '23-'32                        Aaa       3,563       3,762,106
                                                                ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $14,266,041)                                   14,692,725
                                                                ------------
MUNICIPAL BONDS--2.4%
CALIFORNIA--1.1%
  Alameda Corridor Transportation
    Authority Revenue Taxable Series C
    6.50%, 10/1/19                           Aaa         750         843,937
  Alameda Corridor Transportation
    Authority Revenue Taxable Series C
    6.60%, 10/1/29                           Aaa       1,750       1,968,575
                                                                ------------
                                                                   2,812,512
                                                                ------------
FLORIDA--0.6%
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (h)       Aaa       1,310       1,408,499
                                                                ------------
ILLINOIS--0.6%
  Illinois Educational Facilities
    Authority - Loyola University Revenue
    Taxable Series C 7.12%, 7/1/11           Aaa       1,330       1,522,198
                                                                ------------
SOUTH DAKOTA--0.1%
  South Dakota Educational Enhancement
    Funding Corp. Revenue Taxable Series A
    6.72%, 6/1/25                            Baa         325         304,899
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $5,456,426)                                     6,048,108
                                                                ------------
ASSET-BACKED SECURITIES--1.0%
  Green Tree Financial Corp. 96-10, M1
    7.24%, 11/15/28                          BB+(c)    1,000         906,923


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
ASSET-BACKED SECURITIES (CONTINUED)
  Green Tree Financial Corp. 97-4, M1
    7.22%, 2/15/29                           B       $ 1,500    $  1,048,125
  Litigation Settlement Monetized Fee
    Trust 02-5A, A 144A 6%, 10/25/32 (b)     Baa         679         644,791
                                                                ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $2,687,854)                                     2,599,839
                                                                ------------
DOMESTIC CORPORATE BONDS--51.9%
ADVERTISING--0.0%
  Dex Media, Inc. 8%, 11/15/13               B            50          52,750
                                                                ------------
AEROSPACE & DEFENSE--0.4%
  L-3 Communications Corp. 6.125%, 1/15/14   Ba          550         552,750
  Precision Castparts Corp. 5.60%,
    12/15/13                                 Baa         150         153,557
  Raytheon Co. 6.50%, 7/15/05                Baa         200         205,921
                                                                ------------
                                                                     912,228
                                                                ------------
AGRICULTURAL PRODUCTS--0.1%
  Bunge Ltd. Finance Corp. 4.375%, 12/15/08  Baa         200         201,431
                                                                ------------
AIR FREIGHT & COURIERS--0.1%
  Fedex Corp. 2.65%, 4/1/07                  Baa         150         147,548
                                                                ------------
AIRLINES--0.4%
  American Airlines, Inc. 6.977%, 5/23/21    Ba          997         877,716
                                                                ------------
APPAREL RETAIL--0.0%
  Gap, Inc. (The) 6.90%, 9/15/07             Ba           50          54,625
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
  Bank of New York Co., Inc. (The)
    3.625%, 1/15/09                          Aa          180         178,653
  Franklin Resources, Inc. 3.70%, 4/15/08    A           125         125,265
                                                                ------------
                                                                     303,918
                                                                ------------
AUTO PARTS & EQUIPMENT--1.1%
  American Axle & Manufacturing, Inc.
    5.25%, 2/11/14                           Baa       1,000         986,145
  ArvinMeritor, Inc. 8.75%, 3/1/12           Ba          510         567,375
  Dana Corp. 6.50%, 3/1/09                   Ba        1,000       1,062,500

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
AUTO PARTS & EQUIPMENT (CONTINUED)
  TRW Automotive, Inc. 10.125%, 2/15/13      B       $    90(g) $    130,783
                                                                ------------
                                                                   2,746,803
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.9%
  DaimlerChrysler NA Holding Corp.
    6.50%, 11/15/13                          A           425         461,129
  General Motors Corp. 7.125%, 7/15/13       Baa       1,575       1,644,122
                                                                ------------
                                                                   2,105,251
                                                                ------------
BIOTECHNOLOGY--0.1%
  Athena Neurosciences Finance LLC
    7.25%, 2/21/08                           Caa         200         203,500
                                                                ------------
BREWERS--0.2%
  Anheuser-Busch Cos., Inc. 5.95%, 1/15/33   A            75          79,138
  Anheuser-Busch Cos., Inc. 6%, 11/1/41      A            25          26,151
  Coors Brewing Co. 6.375%, 5/15/12          Baa         235         259,233
  Miller Brewing Co. 144A 5.50%,
    8/15/13 (b)                              Baa         100         104,264
                                                                ------------
                                                                     468,786
                                                                ------------
BROADCASTING & CABLE TV--2.8%
  Clear Channel Communications, Inc.
    4.625%, 1/15/08                          Baa          21          21,385
  Comcast Cable Communications, Inc.
    6.20%, 11/15/08                          Baa         300         324,186
  Comcast Cable Communications, Inc.
    6.75%, 1/30/11                           Baa       1,000       1,109,204
  Comcast Corp. 5.85%, 1/15/10               Baa         150         159,639
  Cox Communications, Inc. 6.875%,
    6/15/05                                  Baa         250         256,133
  Echostar DBS Corp. 5.75%, 10/1/08          Ba        1,625       1,641,250
  Echostar DBS Corp. 9.125%, 1/15/09         Ba          133         148,628
  Echostar DBS Corp. 6.375%, 10/1/11         Ba        1,000       1,017,500
  Insight Midwest L.P./Insight Capital,
    Inc. 10.50%, 11/1/10                     B           500         550,000


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
BROADCASTING & CABLE TV (CONTINUED)
  PanAmSat Corp. 144A 9%, 8/15/14 (b)        B       $ 1,000    $  1,045,000
  Univision Communications, Inc. 3.50%,
    10/15/07                                 Baa          75          74,479
  Univision Communications, Inc. 3.875%,
    10/15/08                                 Baa         175         174,256
  Young Broadcasting, Inc. 8.75%, 1/15/14    Caa         500         482,500
                                                                ------------
                                                                   7,004,160
                                                                ------------
BUILDING PRODUCTS--0.2%
  THL Buildco, Inc. 144A 8.50%, 9/1/14 (b)   B           350         368,375
                                                                ------------
CASINOS & GAMING--2.3%
  Argosy Gaming Co. 7%, 1/15/14              B         1,000       1,036,250
  GTECH Holdings Corp. 4.75%, 10/15/10       Baa       1,250       1,259,942
  Harrah's Operating Co., Inc. 5.50%,
    7/1/10                                   Baa       1,500       1,549,911
  MGM Mirage 8.50%, 9/15/10                  Ba          800         913,000
  Mohegan Tribal Gaming Authority 144A
    7.125%, 8/15/14 (b)                      Ba          500         526,250
  Penn National Gaming, Inc. 6.875%,
    12/1/11                                  B           490         507,150
                                                                ------------
                                                                   5,792,503
                                                                ------------
CATALOG RETAIL--0.4%
  InterActiveCorp 7%, 1/15/13                Baa         875         957,588
                                                                ------------
COMMERCIAL PRINTING--0.0%
  Donnelley (R.R.) & Sons 3.75%, 4/1/09      Baa          75          73,873
                                                                ------------
COMMODITY CHEMICALS--0.9%
  Equistar Chemicals LP/Equistar Funding
    Corp. 10.625%, 5/1/11                    B           500         572,500
  Lyondell Chemical Co. 9.50%, 12/15/08      B         1,500       1,644,375
                                                                ------------
                                                                   2,216,875
                                                                ------------
COMMUNICATIONS EQUIPMENT--0.9%
  Motorola, Inc. 7.625%, 11/15/10            Baa       2,000       2,340,454
                                                                ------------
COMPUTER HARDWARE--0.2%
  International Business Machines Corp.
    2.375%, 11/1/06                          A           225         223,073

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
COMPUTER HARDWARE (CONTINUED)
  International Business Machines Corp.
    5.875%, 11/29/32                         A       $   150    $    155,363
                                                                ------------
                                                                     378,436
                                                                ------------
CONSUMER FINANCE--3.4%
  Capital One Bank 5.75%, 9/15/10            Baa         125         133,258
  Capital One Bank 6.50%, 6/13/13            Baa         500         546,763
  Caterpillar Financial Services Corp.
    2.35%, 9/15/06                           A           200         197,448
  Ford Motor Credit Co. 5.80%, 1/12/09       A           100         103,649
  Ford Motor Credit Co. 7.25%, 10/25/11 (l)  A         1,500       1,623,205
  Ford Motor Credit Co. 7%, 10/1/13          A           200         211,458
  General Electric Capital Corp. 3.50%,
    5/1/08                                   Aaa         500         500,489
  General Electric Capital Corp. 6%,
    6/15/12                                  Aaa       1,870       2,054,474
  General Motors Acceptance Corp. 4.50%,
    7/15/06                                  A           354         359,544
  General Motors Acceptance Corp. 5.125%,
    5/9/08                                   A           146         149,356
  General Motors Acceptance Corp. 5.85%,
    1/14/09                                  A           125         129,228
  General Motors Acceptance Corp. 6.875%,
    9/15/11                                  A           575         603,188
  Household Finance Corp. 4.625%, 1/15/08    A           275         283,858
  Household Finance Corp. 6.375%, 11/27/12   A         1,000       1,108,045
  PHH Corp. 6%, 3/1/08                       Baa         175         187,703
  SLM Corp. 3.95%, 8/15/08                   A           250         252,272
  SLM Corp. 5.39%, 1/31/14 (h)               A            50          50,576
                                                                ------------
                                                                   8,494,514
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0 8%
  Electronic Data Systems Corp. 144A
    6.50%, 8/1/13 (b)                        Ba          750         757,726
  Fiserv, Inc. 3%, 6/27/08                   Baa         150         145,899
  Iron Mountain, Inc. 7.75%, 1/15/15         B         1,000       1,065,000
                                                                ------------
                                                                   1,968,625
                                                                ------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
DEPARTMENT STORES--0.0%
  Saks, Inc. 8.25%, 11/15/08                 Ba      $    50    $     55,250
                                                                ------------
DIVERSIFIED BANKS--0.0%
  US Bancorp 2.75%, 3/30/06                  Aa           50          50,020
                                                                ------------
DIVERSIFIED CHEMICALS--0.5%
  Cabot Corp. 144A 5.25%, 9/1/13 (b)         Baa         750         755,884
  Huntsman LLC 144A 8.80%, 7/15/11 (b)(h)    B           500         530,000
  Nalco Co. 7.75%, 11/15/11                  B            50          53,250
                                                                ------------
                                                                   1,339,134
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--1.2%
  Adesa, Inc. 7.625%, 6/15/12                B           500         517,500
  ARAMARK Services, Inc. 7%, 5/1/07          Baa         145         156,707
  ARAMARK Services, Inc. 6.375%, 2/15/08     Baa         110         118,770
  Cendant Corp. 6.25%, 1/15/08               Baa         195         210,200
  Cendant Corp. 6.25%, 3/15/10               Baa         175         190,294
  Cintas Corp. 6%, 6/1/12                    A            50          54,908
  Mobile Mini, Inc. 9.50%, 7/1/13            B         1,500       1,672,500
                                                                ------------
                                                                   2,920,879
                                                                ------------
DIVERSIFIED METALS & MINING--0.2%
  Freeport-McMoRan Copper & Gold, Inc.
    10.125%, 2/1/10                          B           500         568,125
                                                                ------------
DRUG RETAIL--0.3%
  NeighborCare, Inc. 6.875%, 11/15/13        Ba          750         783,750
  Rite Aid Corp. 7.625%, 4/15/05             Caa          25          25,500
                                                                ------------
                                                                     809,250
                                                                ------------
ELECTRIC UTILITIES--2.8%
  AmerenEnergy Generating Co. Series F
    7.95%, 6/1/32                            Baa          40          49,255
  Consumers Energy Co. Series J 6%,
    2/15/14                                  Baa       1,250       1,338,685
  Entergy Gulf States, Inc. 3.60%, 6/1/08    Baa       1,000         988,551
  MidAmerican Energy Holdings Co. 3.50%,
    5/15/08                                  Baa         200         196,861
  MSW Energy Holdings LLC/MSW Energy
    Finance Co., Inc. 8.50%, 9/1/10          Ba        1,000       1,100,000

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
  Northern States Power Co. 2.875%, 8/1/06   A       $    35    $     34,905
  Pacific Gas & Electric Co. 3.60%, 3/1/09   Baa         500         494,168
  PPL Capital Funding Trust I Series A
    4.33%, 3/1/09                            Baa       1,250       1,235,161
  Public Service Co. of Colorado Series A
    6.875%, 7/15/09                          Baa          25          27,964
  Southern California Edison Co. 7.625%,
    1/15/10                                  Baa         100         116,192
  Southern California Edison Co. 5%,
    1/15/14                                  A            50          50,854
  Southern California Edison Co. 6%,
    1/15/34                                  A           100         103,931
  Southern California Edison Co. 5.75%,
    4/1/35                                   A           125         125,519
  Southwestern Public Service Co.
    Series B 5.125%, 11/1/06                 Baa         425         439,789
  TXU Corp. Series C 6.375%, 1/1/08          Ba          325         353,054
  TXU Energy Co. 7%, 3/15/13                 Baa         125         141,135
  Xcel Energy, Inc. 3.40%, 7/1/08            Baa         140         137,916
                                                                ------------
                                                                   6,933,940
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Itron, Inc. 144A 7.75%, 5/15/12 (b)        B           500         503,750
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Jabil Circuit, Inc. 5.875%, 7/15/10        Baa       1,500       1,571,121
                                                                ------------
ENVIRONMENTAL SERVICES--0.6%
  Allied Waste North America 6.125%,
    2/15/14                                  Ba          500         468,750
  Waste Management, Inc. 7%, 10/1/04         BBB(c)      500         500,000
  Waste Management, Inc. 7.375%, 8/1/10      Baa         430         496,347
                                                                ------------
                                                                   1,465,097
                                                                ------------
GAS UTILITIES--0.8%
  AmeriGas Partners LP/AmeriGas Eagle
    Finance Corp. Series B 8.875%, 5/20/11   B         1,000       1,107,500


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
GAS UTILITIES (CONTINUED)
  Panhandle Eastern Pipe Line Co. LLC
    4.80%, 8/15/08                           Baa     $   100    $    102,579
  Panhandle Eastern Pipe Line Co. LLC
    Series B 2.75%, 3/15/07                  Baa          75          73,612
  Southwest Gas Corp. 7.625%, 5/15/12        Baa         140         162,639
  Suburban Propane Partners LP/Suburban
    Energy Finance Corp. 6.875%, 12/15/13    B           500         517,500
                                                                ------------
                                                                   1,963,830
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.7%
  AmerisourceBergen Corp. 8.125%, 9/1/08     Ba        1,000       1,115,000
  Omnicare, Inc. 6.125%, 6/1/13              Ba          500         505,000
                                                                ------------
                                                                   1,620,000
                                                                ------------
HEALTH CARE EQUIPMENT--0.6%
  Fisher Scientific International, Inc.
    144A 6.75%, 8/15/14 (b)                  Ba        1,300       1,371,500
                                                                ------------
HEALTH CARE FACILITIES--1.2%
  HCA, Inc. 5.25%, 11/6/08                   Ba          290         297,208
  HCA, Inc. 6.95%, 5/1/12                    Ba           55          59,475
  HCA, Inc. 6.30%, 10/1/12                   Ba          900         934,553
  IASIS Healthcare LLC/IASIS Capital Corp.
    144A 8.75%, 6/15/14 (b)                  B           500         526,250
  Manor Care, Inc. 6.25%, 5/1/13             Baa         370         398,434
  Service Corporation International 6%,
    12/15/05                                 B            39          40,268
  Service Corporation International 7.20%,
    6/1/06                                   B           600         630,000
  Vicar Operating, Inc. 9.875%, 12/1/09      B            60          66,600
                                                                ------------
                                                                   2,952,788
                                                                ------------
HEALTH CARE SERVICES--0.0%
  Fresenius Medical Capital Trust IV
    7.875%, 6/15/11                          Ba           25          27,875
  Quest Diagnostics, Inc. 7.50%, 7/12/11     Baa          35          40,578
                                                                ------------
                                                                      68,453
                                                                ------------
HOMEBUILDING--1.2%
  Horton (D.R.), Inc. 5%, 1/15/09            Ba          125         127,812

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
HOMEBUILDING (CONTINUED)
  K. Hovnanian Enterprises, Inc. 6.50%,
    1/15/14                                  Ba      $    75    $     77,063
  K. Hovnanian Enterprises, Inc. 6.375%,
    12/15/14                                 Ba        1,000       1,017,500
  KB Home & Broad Home Corp. 144A 6.375%,
    8/15/11 (b)                              Ba        1,000       1,055,000
  Toll Brothers, Inc. 6.875%, 11/15/12       Baa          75          83,642
  WCI Communities, Inc. 9.125%, 5/1/12       Ba          550         616,000
                                                                ------------
                                                                   2,977,017
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.9%
  La Quinta Properties, Inc. 144A 7%,
    8/15/12 (b)                              Ba          600         635,250
  Royal Caribbean Cruises Ltd. 6.875%,
    12/1/13                                  Ba        1,250       1,337,500
  Starwood Hotels and Resorts Worldwide,
    Inc. 6.75%, 11/15/05                     Ba          300         312,000
                                                                ------------
                                                                   2,284,750
                                                                ------------
HOUSEHOLD PRODUCTS--0.3%
  Dial Corp. (The) 7%, 8/15/06               A           280         299,380
  Dial Corp. (The) 6.50%, 9/15/08            A           300         327,237
  Procter & Gamble Co. (The) 4.75%,
    6/15/07                                  Aa          195         203,136
                                                                ------------
                                                                     829,753
                                                                ------------
HOUSEWARES & SPECIALTIES--0.0%
  Newell Rubbermaid, Inc. 4%, 5/1/10         Baa          50          48,629
                                                                ------------
HYPERMARKETS & SUPER CENTERS--0.1%
  Wal-Mart Stores, Inc. 6.875%, 8/10/09      Aa          250         283,527
                                                                ------------
INDUSTRIAL MACHINERY--0.1%
  Kennametal, Inc. 7.20%, 6/15/12            Ba          225         245,483
                                                                ------------
INTEGRATED OIL & GAS--0.2%
  ChevronTexaco Capital Co. 3.50%, 9/17/07   Aa          260         262,429
  Occidental Petroleum Corp. 5.875%,
    1/15/07                                  Baa         130         137,324
  Occidental Petroleum Corp. 4.25%,
    3/15/10                                  Baa          80          80,413
                                                                ------------
                                                                     480,166
                                                                ------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES--2 7%
  Qwest Corp. 144A 9.125%, 3/15/12 (b)       Ba      $ 1,250    $  1,381,250
  Qwest Services Corp. 144A 14%,
    12/15/10 (b)                             Caa          25          29,312
  Sprint Capital Corp. 7.625%, 1/30/11       Baa       1,000       1,155,331
  Sprint Capital Corp. 8.375%, 3/15/12       Baa       1,000       1,211,136
  Verizon Global Funding Corp. 6.875%,
    6/15/12 (l)                              A         2,500       2,833,838
                                                                ------------
                                                                   6,610,867
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.9%
  Goldman Sachs Group, Inc. 4.75%,
    7/15/13 (l)                              Aa        1,200       1,177,362
  Goldman Sachs Group, Inc. 5.15%, 1/15/14   Aa           75          75,454
  Goldman Sachs Group, Inc. 6.345%,
    2/15/34                                  A           125         125,394
  Jefferies Group, Inc. 5.50%, 3/15/16       Baa         225         224,614
  Morgan Stanley 4.75%, 4/1/14               A           670         648,611
                                                                ------------
                                                                   2,251,435
                                                                ------------
LEISURE FACILITIES--0.3%
  Six Flags, Inc. 9.625%, 6/1/14             B           750         705,000
                                                                ------------
LIFE & HEALTH INSURANCE--0.2%
  Americo Life, Inc. 144A 7.875%,
    5/1/13 (b)                               Ba          200         208,261
  New York Life Insurance Co. 144A
    5.875%, 5/15/33 (b)                      Aa          100         101,440
  StanCorp Financial Group, Inc.
    6.875%, 10/1/12                          Baa         225         247,371
                                                                ------------
                                                                     557,072
                                                                ------------
MANAGED HEALTH CARE--0.8%
  Coventry Health Care, Inc. 8.125%,
    2/15/12                                  Ba        1,000       1,115,000
  UnitedHealth Group, Inc. 5.20%, 1/17/07    A           130         135,823
  UnitedHealth Group, Inc. 3.30%, 1/30/08    A           220         218,583
  UnitedHealth Group, Inc. 4.875%, 4/1/13    A           125         126,604

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
MANAGED HEALTH CARE (CONTINUED)
  WellPoint Health Networks, Inc. 6.375%,
    6/15/06                                  Baa     $   260    $    274,235
                                                                ------------
                                                                   1,870,245
                                                                ------------
METAL & GLASS CONTAINERS--1.2%
  Ball Corp. 6.875%, 12/15/12                Ba        1,690       1,808,300
  Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09                          B           140         152,950
  Owens-Brockway Glass Container, Inc.
    7.75%, 5/15/11                           B            50          53,500
  Owens-Brockway Glass Container, Inc.
    8.75%, 11/15/12                          B           750         836,250
  Owens-Illinois, Inc. 7.15%, 5/15/05        Caa          75          76,500
                                                                ------------
                                                                   2,927,500
                                                                ------------
MOTORCYCLE MANUFACTURERS--0.0%
  Harley Davidson, Inc. 144A 3.625%,
    12/15/08 (b)                             A           100          99,707
                                                                ------------
MOVIES & ENTERTAINMENT--0.3%
  Time Warner, Inc. 5.625%, 5/1/05           Baa         250         254,483
  Time Warner, Inc. 6.875%, 5/1/12           Baa         275         306,811
  Viacom, Inc. 6.40%, 1/30/06                A           125         130,855
                                                                ------------
                                                                     692,149
                                                                ------------
MULTI-LINE INSURANCE--0.5%
  Assurant, Inc. 5.625%, 2/15/14             Baa         575         590,029
  Assurant, Inc. 6.75%, 2/15/34              Baa          75          78,768
  Farmers Insurance Exchange 144A 8.625%,
    5/1/24 (b)                               Baa          75          88,583
  Liberty Mutual Group 144A 5.75%,
    3/15/14 (b)                              Baa         200         198,699
  Liberty Mutual Group 144A 7%, 3/15/34 (b)  Baa         150         152,060
  Liberty Mutual Insurance 144A 8.50%,
    5/15/25 (b)                              Baa          25          29,548
                                                                ------------
                                                                   1,137,687
                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER--1.1%
  AES Corp. (The) 144A 8.75%, 5/15/13 (b)    B           750         849,375


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
MULTI-UTILITIES & UNREGULATED POWER (CONTINUED)
  CMS Energy Corp. 7.50%, 1/15/09            B       $   125    $    131,562
  CMS Energy Corp. 144A 7.75%, 8/1/10 (b)    B           100         106,250
  Dominion Resources, Inc. 7.195%, 9/15/14   Baa         715         815,744
  Dominion Resources, Inc. Series D
    5.125%, 12/15/09                         Baa         100         103,562
  Reliant Energy, Inc. 9.25%, 7/15/10        B           750         809,063
                                                                ------------
                                                                   2,815,556
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
  Cooper Cameron Corp. 2.65%, 4/15/07        Baa         100          97,973
  Halliburton Co. 5.50%, 10/15/10            Baa       1,325       1,388,049
                                                                ------------
                                                                   1,486,022
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--1.6%
  Anadarko Petroleum Corp. 3.25%, 5/1/08     Baa         345         340,988
  Chesapeake Energy Corp. 7.50%, 6/15/14     Ba          375         411,562
  Chesapeake Energy Corp. 6.875%, 1/15/16    Ba          750         787,500
  Denbury Resources, Inc. 7.50%, 4/1/13      B           400         426,000
  Devon Energy Corp. 2.75%, 8/1/06           Baa         175         173,815
  Magnum Hunter Resources, Inc. 9.60%,
    3/15/12                                  B           718         814,930
  Pemex Project Funding Master Trust
    6.125%, 8/15/08                          Baa         200         210,000
  Pemex Project Funding Master Trust
    8.625%, 2/1/22                           Baa         125         142,125
  Swift Energy Co. 7.625%, 7/15/11           B           500         537,500
                                                                ------------
                                                                   3,844,420
                                                                ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.6%
  GulfTerra Energy Partners LP Series B
    8.50%, 6/1/10                            B            36          42,075
  Kaneb Pipe Line Operating Partnership LP
    5.875%, 6/1/13                           Ba          125         128,973

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
OIL & GAS REFINING, MARKETING & TRANSPORTATION (CONTINUED)
  Kern River Funding Corp. 144A 4.893%,
    4/30/18 (b)                              A       $    94    $     94,660
  Pacific Energy Partners LP/Pacific
    Energy Finance Corp. 144A 7.125%,
    6/15/14 (b)                              Ba        1,190       1,294,125
  Plains All American Pipeline 5.625%,
    12/15/13                                 Baa         150         155,432
  Premcor Refining Group, Inc. (The)
    9.25%, 2/1/10                            Ba          750         855,000
  Tesoro Petroleum Corp. 8%, 4/15/08         Ba          500         542,500
  Valero Energy Corp. 6.875%, 4/15/12        Baa         750         844,473
                                                                ------------
                                                                   3,957,238
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
  American Real Estate Partners
    LP/American Real Estate Finance Corp.
    144A 8.125%, 6/1/12 (b)                  Ba        1,000       1,057,500
  Citigroup, Inc. 4.875%, 5/7/15             Aa          175         172,479
  Glencore Funding LLC 144A 6%, 4/15/14 (b)  Baa       1,150       1,115,325
  OneAmerica Financial Partners, Inc. 144A
    7%, 10/15/33 (b)                         Baa         175         179,628
                                                                ------------
                                                                   2,524,932
                                                                ------------
PACKAGED FOODS & MEATS--1.6%
  Dean Foods Co. 6.625%, 5/15/09             Ba          400         427,000
  Dean Foods Co. 6.90%, 10/15/17             Ba           50          51,500
  Del Monte Corp. 8.625%, 12/15/12           B           605         676,088
  Del Monte Corp. Series B 9.25%, 5/15/11    B            30          33,150
  General Mills, Inc. 3.875%, 11/30/07       Baa         300         303,117
  General Mills, Inc. 6%, 2/15/12            Baa         225         242,353
  Kellogg Co. 2.875%, 6/1/08                 Baa         400         392,177
  Kellogg Co. Series B 6.60%, 4/1/11         Baa          75          84,451


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
PACKAGED FOODS & MEATS (CONTINUED)
  PPC Escrow Corp. 9.25%, 11/15/13           B       $ 1,500    $  1,657,500
                                                                ------------
                                                                   3,867,336
                                                                ------------
PAPER PACKAGING--0.6%
  Jefferson Smurfit Corp. 8.25%, 10/1/12     B         1,000       1,107,500
  Sealed Air Corp. 144A 5.375%, 4/15/08 (b)  Baa         250         261,032
                                                                ------------
                                                                   1,368,532
                                                                ------------
PAPER PRODUCTS--0.4%
  Georgia-Pacific Corp. 7.375%, 7/15/08      Ba          500         547,500
  Solo Cup Co. 8.50%, 2/15/14                B           500         495,000
                                                                ------------
                                                                   1,042,500
                                                                ------------
PERSONAL PRODUCTS--0.1%
  Gillette Co. (The) 4.125%, 8/30/07         Aa          125         128,213
                                                                ------------
PHOTOGRAPHIC PRODUCTS--0.4%
  Eastman Kodak Co. 7.25%, 11/15/13          Baa       1,000       1,102,162
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.4%
  Berkley (W.R.) Corp. 5.875%, 2/15/13       Baa          75          77,816
  Berkshire Hathaway Finance Corp. 4.625%,
    10/15/13                                 Aaa         100          99,883
  Fund American Cos., Inc. 5.875%, 5/15/13   Baa         175         178,661
  Kingsway America, Inc. 7.50%, 2/1/14       BBB-(c)     125         129,625
  Markel Corp. 6.80%, 2/15/13                Baa         175         187,418
  NYMAGIC, Inc. 6.50%, 3/15/14               NR          150         145,676
  Progressive Corp. (The) 6.25%, 12/1/32     A            75          79,110
                                                                ------------
                                                                     898,189
                                                                ------------
PUBLISHING & PRINTING--0.6%
  Belo Corp. 7.125%, 6/1/07                  Baa         165         179,332
  Belo Corp. 8%, 11/1/08                     Baa          75          85,743
  Dex Media East LLC/Dex Media East
    Finance Co. 9.875%, 11/15/09             B            25          28,875

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
PUBLISHING & PRINTING (CONTINUED)
  Dex Media East LLC/Dex Media East
    Finance Co. 12.125%, 11/15/12            B       $    59    $     73,750
  Dex Media West LLC/Dex Media West
    Finance Co. Series B 9.875%, 8/15/13     B           757         893,260
  News America, Inc. 6.625%, 1/9/08          Baa         250         272,594
                                                                ------------
                                                                   1,533,554
                                                                ------------
RAILROADS--0.4%
  CSX Corp. 4.875%, 11/1/09                  Baa          95          97,688
  CSX Corp. 5.30%, 2/15/14                   Baa       1,000       1,009,484
                                                                ------------
                                                                   1,107,172
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
  EOP Operating LP 4.75%, 3/15/14            Baa         750         723,860
                                                                ------------
REGIONAL BANKS--0.2%
  BB&T Corp. 5.20%, 12/23/15                 A           150         152,364
  Citizens Banking Corp. 5.75%, 2/1/13       Baa          25          25,662
  Hudson United Bank 7%, 5/15/12             Baa          80          89,035
  Zions Bancorp. 2.70%, 5/1/06               A           125         124,566
  Zions Bancorp. 6%, 9/15/15                 Baa         125         132,843
                                                                ------------
                                                                     524,470
                                                                ------------
REITS--2.1%
  Centerpoint Properties Trust 5.25%,
    7/15/11                                  Baa         500         510,035
  Health Care REIT, Inc. 6%, 11/15/13        Baa       1,775       1,821,819
  HRPT Properties Trust 5.75%, 2/15/14       Baa         500         505,119
  iStar Financial, Inc. 5.125%, 4/1/11       Ba           75          75,211
  iStar Financial, Inc. Series B 5.70%,
    3/1/14                                   Ba        1,500       1,510,763
  Mack-Cali Realty LP 5.125%, 2/15/14        Baa         700         695,774
                                                                ------------
                                                                   5,118,721
                                                                ------------
RESTAURANTS--0.0%
  Dominos, Inc. 8.25%, 7/1/11                B            30          32,625
                                                                ------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
SEMICONDUCTOR EQUIPMENT--0.2%
  Amkor Technology, Inc. 10.50%, 5/1/09      B       $    35    $     29,925
  Amkor Technology, Inc. 7.125%, 3/15/11     B           500         412,500
                                                                ------------
                                                                     442,425
                                                                ------------
SOFT DRINKS--0.2%
  Coca Cola Enterprises, Inc. 7.125%,
    8/1/17                                   A           133         157,417
  Coca-Cola Enterprises, Inc. 4.375%,
    9/15/09                                  A           250         255,627
                                                                ------------
                                                                     413,044
                                                                ------------
SPECIALTY CHEMICALS--0.5%
  Crompton Corp. 144A 9.875%, 8/1/12 (b)     B           750         791,250
  Lubrizol Corp. 5.50%, 10/1/14              Baa         500         496,581
                                                                ------------
                                                                   1,287,831
                                                                ------------
SPECIALTY STORES--1.4%
  AutoNation, Inc. 9%, 8/1/08                Ba        1,000       1,155,000
  AutoZone, Inc. 5.50%, 11/15/15             Baa         750         718,679
  Boise Cascade Corp. 6.50%, 11/1/10         Ba           25          28,000
  Hollywood Entertainment Corp. 9.625%,
    3/15/11                                  B           525         564,375
  Office Depot, Inc. 6.25%, 8/15/13          Baa       1,000       1,070,787
                                                                ------------
                                                                   3,536,841
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.4%
  Arrow Electronics, Inc. 6.875%, 7/1/13     Baa       1,000       1,082,023
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.6%
  Chevy Chase Bank FSB 6.875%, 12/1/13       Ba           75          76,125
  Sovereign Bank 5.125%, 3/15/13             Baa         150         149,548
  Sovereign Capital Trust 9%, 4/1/27         Ba           35          39,356
  Washington Mutual, Inc. 4.625%, 4/1/14     Baa       1,250       1,194,889
  Webster Capital Trust II Series B 10%,
    4/1/27                                   BB(c)        50          60,562
                                                                ------------
                                                                   1,520,480
                                                                ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS--0.5%
  United Rentals North America, Inc.
    7.75%, 11/15/13                          B       $ 1,325    $  1,248,813
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  American Tower Corp. 9.375%, 2/1/09        Caa          49          52,185
  American Tower Corp. 7.50%, 5/1/12         Caa          50          51,250
  Nextel Communications, Inc. 9.375%,
    11/15/09                                 Ba          125         132,969
  Nextel Communications, Inc. 6.875%,
    10/31/13                                 Ba          750         783,750
  Nextel Communications, Inc. 7.375%,
    8/1/15                                   Ba           50          54,000
                                                                ------------
                                                                   1,074,154
                                                                ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $123,642,860)                                 128,545,196
                                                                ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--9 6%
  Amortizing Residential Collateral Net
    Interest Margin Trust 02-9A, A 144A
    7.75%, 12/27/32 (b)                      Baa          52          51,841
  Argent Net Interest Margin Trust 04-WN9,
    A 144A 5.19%, 10/25/34 (b)               BBB(c)      625         624,980
  Asset Backed Funding Corp. Net Interest
    Margin Trust 04 144A 5%, 9/27/34 (b)     BBB+(c)   1,150       1,145,687
  Asset Backed Funding Corp. Net Interest
    Margin Trust 04 144A 4.45%, 7/26/34 (b)  A-(c)     1,400       1,400,000
  Commercial Resecuritization Trust
    01-ABC2, A1 144A 7.17%, 2/21/13 (b)      Aaa         885         958,704
  Countrywide Asset-Backed Certificates
    04-5N, N1 144A 5.50%, 10/25/35 (b)       BBB(c)    1,068       1,067,994
  DLJ Commercial Mortgage Corp. 98-CF2,
    A1B 6.24%, 11/12/31                      Aaa         365         397,001
  Finance America Net Interest Margin
    Trust 04-1, A 144A 5.25%, 6/27/34 (b)    BBB+(c)   1,033       1,032,951


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  First Franklin Net Interest Margin Trust
    04-FF7A, A 144A 5%, 9/27/34 (b)          A-(c)   $   448    $    448,483
  First Franklin Net Interest Margin Trust
    FF7A, B 144A 6.75%, 9/27/34 (b)          BBB-(c)     729         714,405
  GMAC Commercial Mortgage Securities, Inc.
    97-C2, A3 6.566%, 4/15/29                Aaa       1,000       1,076,611
  Greenwich Capital Commercial Funding
    Corp. 03-FL1, M 144A 3.227%,
    7/5/18 (b)(h)                            BBB-(c)   1,610       1,555,851
  GS Mortgage Securities Corp. II 99-C1,
    A2 6.11%, 11/18/30                       Aaa         660         710,513
  Homestar Net Interest Margin Trust 04-3,
    A1 144A 5.50%, 7/25/34 (b)               BBB(c)    1,017       1,015,668
  Lehman Brothers Commercial Conduit
    Mortgage Trust 99-C2, A2 7.325%,
    10/15/32                                 Aaa       2,100       2,389,275
  Lehman Brothers Floating Rate Commercial
    Mortgage Trust 02-LLFA, L 144A 3%,
    6/14/17 (b)(h)                           BB+(c)    1,240       1,211,487
  Master Asset Securitization Trust 04-3,
    N 5%, 9/28/34 (n)                        Baa       1,000         981,875
  Master Asset Securitization Trust
    Alternative Loans Trust 02-3, M2
    5.727%, 12/25/32 (h)                     A         1,500       1,482,703
  Morgan Stanley Capital I 98-WF2, C
    6.77%, 7/15/30                           AA+(c)    1,700       1,870,727
  Paine Webber Mortgage Acceptance Corp.
    00-1, M 7.75%, 9/25/30                   AA (c)      276         275,083
  Residential Funding Mortgage Securities I
    94-S7, M3 6.50%, 3/25/24                 Baa         518         517,360
  Sail Net Interest Margin Note 04-8A 144A
    5%, 9/27/34 (b)                          A-        1,126       1,128,343
  Sharp SP I LLC Net Interest Margin Trust
    04-1N, 7.50%, 12/25/33                   BBB+(c)     542         541,985

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  Structured Asset Securities Corp. Net
    Interest Margin Trust 03-25XS, A 144A
    7.25%, 8/28/33 (b)                       A       $   344    $    343,659
  Structured Asset Securities Corp. Net
    Interest Margin Trust 03-28XS 144A
    7.50%, 9/28/33 (b)                       A           266         265,010
  Structured Asset Securities Corp. Net
    Interest Margin Trust 03-36, XS 144A
    7.50%, 11/25/33 (b)                      A           458         457,005
                                                                ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $23,175,190)                                   23,665,201
                                                                ------------
FOREIGN GOVERNMENT SECURITIES(d)--17.2%
AUSTRALIA--0.7%
  Commonwealth of Australia Series 705
    7.50%, 7/15/05                           Aaa       2,500(i)    1,842,800
                                                                ------------
BRAZIL--2.2%
  Federative Republic of Brazil 7.72%,
    6/29/09 (h)                              B           425         465,481
  Federative Republic of Brazil 8%, 4/15/14  B         3,577       3,538,943
  Federative Republic of Brazil 11%,
    8/17/40                                  B         1,250       1,402,813
                                                                ------------
                                                                   5,407,237
                                                                ------------
BULGARIA--0.5%
  Republic of Bulgaria RegS 8.25%, 1/15/15   Ba        1,000       1,236,250
                                                                ------------
CHILE--0.4%
  Republic of Chile 5.50%, 1/15/13           Baa       1,000       1,042,000
                                                                ------------
COLOMBIA--0.6%
  Republic of Colombia 10%, 1/23/12          Ba          500         556,500
  Republic of Colombia 8.25%, 12/22/14       Ba          500         496,250
  Republic of Colombia 8.125%, 5/21/24       Ba          500         453,750
                                                                ------------
                                                                   1,506,500
                                                                ------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
FOREIGN GOVERNMENT SECURITIES (CONTINUED)
COSTA RICA--0.4%
  Republic of Costa Rica 144A 6.548%,
    3/20/14 (b)                              Ba      $ 1,000    $    900,000
                                                                ------------
EL SALVADOR--0.2%
  Republic of El Salvador 144A 7.625%,
    9/21/34 (b)                              Baa         400         410,000
                                                                ------------
GERMANY--0.1%
  Deutschland Republic 5%, 7/4/12            Aaa         225(g)      301,614
                                                                ------------
GUATEMALA--0.6%
  Republic of Guatemala 144A 8.125%,
    10/6/34 (b)(n)                           Ba        1,350       1,380,375
                                                                ------------
INDONESIA--0.4%
  Republic of Indonesia 144A 6.75%,
    3/10/14 (b)                              B         1,000         972,500
                                                                ------------
MEXICO--1.0%
  United Mexican States 4.625%, 10/8/08      Baa          50          50,500
  United Mexican States 7.50%, 1/14/12       Baa       2,250       2,535,750
                                                                ------------
                                                                   2,586,250
                                                                ------------
NEW ZEALAND--1.7%
  Government of New Zealand Series 205
    6.50%, 2/15/05                           Aaa       3,750(m)    2,535,162
  Government of New Zealand Series 206
    6.50%, 2/15/06                           Aaa       2,500(m)    1,694,178
                                                                ------------
                                                                   4,229,340
                                                                ------------
PANAMA--1.0%
  Republic of Panama 8.25%, 4/22/08          Ba        1,000       1,105,000
  Republic of Panama 9.625%, 2/8/11          Ba          500         576,250
  Republic of Panama 9.375%, 1/16/23         Ba          750         821,250
                                                                ------------
                                                                   2,502,500
                                                                ------------
PERU--0.2%
  Republic of Peru 8.375%, 5/3/16            Ba          500         522,500
                                                                ------------
PHILIPPINES--1.0%
  Republic of Philippines 8.25%, 1/15/14     Ba        1,500       1,481,250

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
FOREIGN GOVERNMENT SECURITIES (CONTINUED)
PHILIPPINES (CONTINUED)
  Republic of Philippines 10.625%, 3/16/25   Ba      $ 1,000    $  1,072,500
                                                                ------------
                                                                   2,553,750
                                                                ------------
RUSSIA--2.2%
  Russian Federation RegS 8.25%, 3/31/10     Baa       1,000       1,089,911
  Russian Federation RegS 5%, 3/31/30 (h)    Baa       4,500       4,331,250
                                                                ------------
                                                                   5,421,161
                                                                ------------
SOUTH AFRICA--0.7%
  Republic of South Africa 5.25%, 5/16/13    Baa       1,000(g)    1,255,046
  Republic of South Africa 6.50%, 6/2/14     Baa         500         533,750
                                                                ------------
                                                                   1,788,796
                                                                ------------
SPAIN--0.2%
  Kingdom of Spain 5%, 7/30/12               Aaa         325(g)      435,935
                                                                ------------
TURKEY--0.9%
  Republic of Turkey 10.50%, 1/13/08         B           500         570,625
  Republic of Turkey 11.50%, 1/23/12         B         1,250       1,562,500
                                                                ------------
                                                                   2,133,125
                                                                ------------
UKRAINE--0.4%
  Government of Ukraine RegS 7.65%, 6/11/13  B         1,000       1,003,138
                                                                ------------
VENEZUELA--1.8%
  Republic of Venezuela 5.375%, 8/7/10       B           750         680,929
  Republic of Venezuela 8.50%, 10/8/14 (n)   B           900         882,000
  Republic of Venezuela 9.25%, 9/15/27       B         3,000       2,964,000
                                                                ------------
                                                                   4,526,929
                                                                ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $40,949,614)                                   42,702,700

FOREIGN CORPORATE BONDS(d)--10.5%
AUSTRALIA--0.8%
  Commonwealth Bank Series TCD 6.75%,
    12/1/07                                  Aaa       2,500(i)    1,875,368


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
FOREIGN CORPORATE BONDS (CONTINUED)
AUSTRALIA (CONTINUED)
  Hanson Australia Funding Ltd. 5.25%,
    3/15/13                                  Baa     $   125    $    126,964
                                                                ------------
                                                                   2,002,332
                                                                ------------
CANADA--1.9%
  Bombardier, Inc. 144A 6.30%, 5/1/14 (b)    Baa         375         323,864
  Cascades, Inc. 7.25%, 2/15/13              Ba          750         789,375
  CHC Helicopter Corp. 7.375%, 5/1/14        B           685         717,537
  Corus Entertainment, Inc. 8.75%, 3/1/12    B            90          99,788
  Norske Skog Canada Ltd. 7.375%, 3/1/14     Ba          715         750,750
  Nova Chemicals Corp. 6.50%, 1/15/12        Ba          300         311,250
  Rogers Cable, Inc. 7.875%, 5/1/12          Ba        1,000       1,087,500
  Rogers Cable, Inc. 6.25%, 6/15/13          Ba           25          24,500
  Rogers Wireless Communications, Inc.
    6.375%, 3/1/14                           Ba          575         531,875
                                                                ------------
                                                                   4,636,439
                                                                ------------
FRANCE--0.6%
  France Telecom 8.50%, 3/1/11               Baa       1,250       1,496,350
                                                                ------------
GERMANY--1.0%
  Deutsche Telekom International Finance
    BV 3.875%, 7/22/08                       Baa         250         250,998
  Deutsche Telekom International Finance
    BV 8.50%, 6/15/10                        Baa       1,000       1,198,588
  European Investment Bank 6%, 7/15/05       Aaa       1,250(i)      910,524
                                                                ------------
                                                                   2,360,110
                                                                ------------
HONG KONG--0.4%
  Hutchison Whampoa International Ltd.
    144A 5.45%, 11/24/10 (b)                 A           150         153,281
  Hutchison Whampoa International Ltd.
    144A 6.25%, 1/24/14 (b)                  A           750         769,640
                                                                ------------
                                                                     922,921
                                                                ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
FOREIGN CORPORATE BONDS (CONTINUED)
KAZAKHSTAN--0.9%
  Kazkommerts International BV 144A
    8.50%, 4/16/13 (b)                       Baa     $ 1,000    $  1,020,000
  Kazkommerts International BV RegS
    10.125%, 5/8/07                          Baa         250         273,125
  TuranAlem Finance BV 144A 7.875%,
    6/2/10 (b)                               Baa       1,000       1,005,000
                                                                ------------
                                                                   2,298,125
                                                                ------------
LUXEMBOURG--0.4%
  Lighthouse International Co. SA 144A
    8%, 4/30/14 (b)                          B           750(g)      912,874
                                                                ------------
MALAYSIA--0.5%
  Malaysia International Shipping Corp.
    Capital Ltd. 144A 6.125%, 7/1/14 (b)     Baa       1,250       1,327,641
                                                                ------------
MEXICO--0.4%
  America Movil SA de CV 144A 5.50%,
    3/1/14 (b)                               Baa       1,000         966,483
                                                                ------------
NETHERLANDS--0.0%
  Fresenius Finance BV 7.75%, 4/30/09        Ba           50(g)       68,155
                                                                ------------
NORWAY--0.5%
  Norske Skogindustrier ASA 144A 6.125%,
    10/15/15 (b)                             Baa       1,250       1,275,684
                                                                ------------
SOUTH KOREA--0.5%
  Korea Development Bank 5.75%, 9/10/13      A         1,250       1,317,829
                                                                ------------
UNITED KINGDOM--0.9%
  British Sky Broadcasting Group plc
    6.875%, 2/23/09                          Baa       1,850       2,046,525
  SABMiller plc 144A 6.625%, 8/15/33 (b)     Baa          75          83,273
                                                                ------------
                                                                   2,129,798
                                                                ------------
UNITED STATES--1.7%
  Crown European Holdings SA 10.25%,
    3/1/11                                   B+(c)     1,500(g)    2,123,828
  Tyco International Group SA 6.375%,
    2/15/06                                  Baa         125         130,679
  Tyco International Group SA 5.80%,
    8/1/06                                   Baa         375         392,692
  Tyco International Group SA 6.125%,
    11/1/08                                  Baa          75          81,342


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
FOREIGN CORPORATE BONDS (CONTINUED)
UNITED STATES (CONTINUED)
  Tyco International Group SA 6.375%,
    10/15/11                                 Baa     $ 1,125    $  1,245,940
  Tyco International Group SA 6%, 11/15/13   Baa         225         242,828
                                                                ------------
                                                                   4,217,309
                                                                ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $24,788,474)                                   25,932,050
                                                                ------------
DOMESTIC CONVERTIBLE BONDS--0.0%
COMPUTER STORAGE & PERIPHERALS--0.0%
  Candescent Technologies Corp. Cv. 144A
    8%, 11/1/04 (e)(f)(k)                    NR           50               0
                                                                ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $42,439)                                                0
                                                                ------------


                                                      SHARES       VALUE
                                                      ------    ------------
DOMESTIC PREFERRED STOCKS--0.1%
REITS--0.0%
  Saul Centers, Inc. Pfd. 8%                             425          11,326
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.1%
  Chevy Chase Bank Pfd. 8%                             3,925         107,153
  Chevy Chase Preferred Capital Corp.
    Series A Pfd. 10.375%                              1,225          70,756
                                                                ------------
                                                                     177,909
                                                                ------------
TOTAL DOMESTIC PREFERRED STOCKS
  (Identified cost $178,955)                                         189,235
                                                                ------------
DOMESTIC COMMON STOCKS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  AT&T Latin America Corp. Class A (e)                64,050             352
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $281,820)                                             352
                                                                ------------
WARRANTS--0.0%
COMMUNICATIONS EQUIPMENT--0.0%
  Loral Space & Communications, Inc.
    Warrants (e)(f)                                    1,000               0
                                                                ------------
TOTAL WARRANTS
  (Identified cost $0)                                                     0
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.6%
  (Identified cost $235,469,673)                                 244,375,406
                                                                ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------    ------------
SHORT-TERM OBLIGATIONS--1.1%
COMMERCIAL PAPER--1.1%
  UBS Finance Delaware LLC 1.88%, 10/1/04    A-1+    $ 2,735    $  2,735,000
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,735,000)                                     2,735,000
                                                                ------------
TOTAL INVESTMENTS--99.7%
  (Identified cost $238,204,673)                                 247,110,406(a)
  Other assets and liabilities, net--0.3%                            670,629
                                                                ------------
NET ASSETS--100.0%                                              $247,781,035
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,364,839 and gross depreciation of $1,601,483 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $238,347,050.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $41,523,696 or 16.8% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Non-income producing.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2004, these securities amounted to a value of $0 or 0% of net assets.
(g) Par value represents Euro.
(h) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(i) Par value represents Australian Dollar.
(j) The par value is less than $1,000.
(k) Security in default.
(l) All or a portion segregated as collateral for a when-issued securities.
(m) Par value represents New Zealand Dollar.
(n) This security is a when-issued security.
See Notes to Schedules of Invesments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)        VALUE ($)
                                          --------   -------     -----------
AGENCY MORTGAGE-BACKED SECURITIES--5.3%
  Freddie Mac 4.50%, 12/1/18                 Aaa     $ 1,832     $ 1,830,064
                                                                 -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $1,867,845)                                     1,830,064
                                                                 -----------
MUNICIPAL BONDS--2.4%
CALIFORNIA--1.5%
  Sonoma County Pension Obligation Revenue
    Taxable Series A 2.43%, 12/1/06          Aaa         250         247,043
  Ventura County Pension Obligation
    Taxable 6.58%, 11/1/06                   Aaa         250         268,470
                                                                 -----------
                                                                     515,513
                                                                 -----------
NEW YORK--0.9%
  New York State Dormitory Authority
    Revenue Taxable Series B 3.35%,
    12/15/09                                 AA(c)       315         303,033
                                                                 -----------
TOTAL MUNICIPAL BONDS
  (Identified cost $836,363)                                         818,546
                                                                 -----------
ASSET-BACKED SECURITIES--3.7%
  AmeriCredit Automobile Receivables Trust
    01-D, A4 4.41%, 11/12/08                 Aaa         200         202,276
  AmeriCredit Automobile Receivables Trust
    04-BM, A4 2.67%, 3/7/11                  Aaa         300         294,094
  Bear Stearns Asset Backed Securities
    04-HE1N, A25 144A 5.50%, 2/25/34 (b)     BB(c)       200         182,625
  Carmax Auto Owner Trust 04-2, D 3.67%,
    11/15/10 (i)                             Aaa         250         249,967
  Onyx Acceptance Grantor Trust 04-A, A4
    2.94%, 12/15/10                          Aaa         120         118,853
  Residential Asset Mortgage Products, Inc.
    03-RS6, AI3 3.08%, 12/25/28              Aaa         250         248,625
                                                                 -----------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,310,932)                                     1,296,440
                                                                 -----------
DOMESTIC CORPORATE BONDS--46.0%
AEROSPACE & DEFENSE--2.2%
  Northrop Grumman Corp. 4.079%, 11/16/06    Baa         400         406,357


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
AEROSPACE & DEFENSE (CONTINUED)
  Raytheon Co. 4.85%, 1/15/11                Baa     $   350     $   359,300
                                                                 -----------
                                                                     765,657
                                                                 -----------
AIRLINES--0.6%
  American Airlines, Inc. 6.977%, 5/23/21    Ba          249         219,429
                                                                 -----------
AUTO PARTS & EQUIPMENT--1.5%
  Dana Corp. 6.50%, 3/1/09                   Ba          250         265,625
  Meritor Automotive, Inc. 6.80%, 2/15/09    Ba          250         257,500
                                                                 -----------
                                                                     523,125
                                                                 -----------
AUTOMOBILE MANUFACTURERS--1.0%
  DaimlerChrysler NA Holding Corp. 4.05%,
    6/4/08 (e)                               A           350         353,137
                                                                 -----------
BROADCASTING & CABLE TV--1.1%
  Comcast Cable Communications, Inc.
    6.20%, 11/15/08                          Baa         350         378,217
                                                                 -----------
CASINOS & GAMING--2.2%
  Argosy Gaming Co. 9%, 9/1/11               Ba          250         281,875
  GTECH Holdings Corp. 4.75%, 10/15/10       Baa         250         251,988
  Harrah's Operating Co., Inc. 7.875%,
    12/15/05                                 Ba          200         211,750
                                                                 -----------
                                                                     745,613
                                                                 -----------
COMMODITY CHEMICALS--0.7%
  Equistar Chemicals LP/Equistar Funding
    Corp. 10.625%, 5/1/11                    B           200         229,000
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.5%
  Motorola, Inc. 7.625%, 11/15/10            Baa         150         175,534
                                                                 -----------
CONSUMER FINANCE--2.8%
  Capital One Bank 4.25%, 12/1/08            Baa         250         252,977
  Ford Motor Credit Co. 7.25%, 10/25/11      A           250         270,534
  General Motors Acceptance Corp. 3.08%,
    9/23/08 (d)                              A           250         249,877

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
CONSUMER FINANCE (CONTINUED)
MBNA Corp. 4.625%, 9/15/08                   Baa     $   200     $   204,566
                                                                 -----------
                                                                     977,954
                                                                 -----------
DISTILLERS & VINTNERS--0.6%
  Constellation Brands, Inc. Series B
    8%, 2/15/08                              Ba          200         221,250
                                                                 -----------
DIVERSIFIED BANKS--0.7%
  Wells Fargo & Co. 3.125%, 4/1/09           Aa          250         243,394
                                                                 -----------
DIVERSIFIED CHEMICALS--0.7%
  ISP Holdings, Inc. Series B 10.625%,
    12/15/09                                 B           225         248,625
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--0.7%
  International Lease Finance Corp.
    4.50%, 5/1/08                            A           250         258,163
                                                                 -----------
ELECTRIC UTILITIES--3.1%
  Commonwealth Edison Co. Series 102
    4.74%, 8/15/10                           A           100         103,221
  Consumers Energy Co. Series H 4.80%,
    2/17/09                                  Baa         200         205,786
  Entergy Gulf States, Inc. 3.60%, 6/1/08    Baa         200         197,710
  Pacific Gas & Electric Co. 2.30%,
    4/3/06 (d)                               Baa         100         100,092
  PPL Capital Funding Trust I Series A
    4.33%, 3/1/09                            Baa         250         247,032
  Public Service Co. of Colorado Series 14
    4.375%, 10/1/08                          A           200         204,293
                                                                 -----------
                                                                   1,058,134
                                                                 -----------
ENVIRONMENTAL SERVICES--0.6%
  Allied Waste North America Series B
    8.50%, 12/1/08                           Ba          200         218,000
                                                                 -----------
FOOD RETAIL--1.8%
  Albertson's, Inc. 6.95%, 8/1/09            Baa         250         277,637
  Delhaize America, Inc. 7.375%, 4/15/06     Ba          100         106,480
  Safeway, Inc. 4.125%, 11/1/08              Baa         250         249,830
                                                                 -----------
                                                                     633,947
                                                                 -----------
HEALTH CARE EQUIPMENT--0.8%
  Fisher Scientific International, Inc.
    144A 6.75%, 8/15/14 (b)                  Ba          250         263,750
                                                                 -----------
HEALTH CARE FACILITIES--1.5%
  HCA, Inc. 5.25%, 11/6/08                   Ba          200         204,971


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
HEALTH CARE FACILITIES (CONTINUED)
  Service Corporation International
    7.20%, 6/1/06                            B       $   300     $   315,000
                                                                 -----------
                                                                     519,971
                                                                 -----------
HOMEBUILDING--0.7%
  Horton (D.R.), Inc. 5%, 1/15/09            Ba          250         255,625
                                                                 -----------
HOTELS, RESORTS & CRUISE LINES--2.2%
  Hilton Hotels Corp. 7.625%, 5/15/08        Baa         500         560,000
  La Quinta Properties, Inc. 144A 7%,
    8/15/12 (b)                              Ba          190         201,162
                                                                 -----------
                                                                     761,162
                                                                 -----------
HOUSEWARES & SPECIALTIES--1.0%
  Newell Rubbermaid, Inc. 4%, 5/1/10         Baa         350         340,402
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.6%
  AT&T Wireless Services, Inc. 7.875%,
    3/1/11                                   Baa         350         414,677
  Qwest Corp. 144A 7.875%, 9/1/11 (b)        Ba          250         260,625
  Sprint Capital Corp. 6.375%, 5/1/09        Baa         250         273,484
  Verizon Communications, Inc. 7.51%,
    4/1/09                                   A           250         283,752
                                                                 -----------
                                                                   1,232,538
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--1.5%
  Credit Suisse First Boston USA, Inc.
    4.625%, 1/15/08 (e)                      Aa          250         258,250
  Lehman Brothers Holdings, Inc. 4.375%,
    11/30/10 (e)                             A           250         250,259
                                                                 -----------
                                                                     508,509
                                                                 -----------
IT CONSULTING & OTHER SERVICES--0.4%
  Unisys Corp. 6.875%, 3/15/10               Ba          120         125,700
                                                                 -----------
LIFE & HEALTH INSURANCE--0.7%
  MassMutual Global Funding II 144A 3.50%,
    3/15/10 (b)                              Aa          250         243,014
                                                                 -----------
MULTI-LINE INSURANCE--0.6%
  ASIF Global Financing XXIII 144A 3.90%,
    10/22/08 (b)                             Aaa         200         201,611
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--0.8%
  Reliant Energy, Inc. 9.25%, 7/15/10        B           250         269,688
                                                                 -----------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES--0.8%
  Halliburton Co. 5.50%, 10/15/10            Baa     $   250     $   261,896
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
  Chesapeake Energy Corp. 7.50%, 6/15/14     Ba           50          54,875
  Chesapeake Energy Corp. 6.875%, 1/15/16    Ba          100         105,000
  Forest Oil Corp. 8%, 12/15/11              Ba          250         281,875
                                                                 -----------
                                                                     441,750
                                                                 -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
  Enterprise Products Operating
    LP/Enterprise Products Partners LP
    144A 4%, 10/15/07 (b)(i)                 Baa         250         251,380
                                                                 -----------
PACKAGED FOODS & MEATS--0.3%
  PPC Escrow Corp. 9.25%, 11/15/13           B           100         110,500
                                                                 -----------
PAPER PACKAGING--1.0%
  Jefferson Smurfit Corp. 8.25%, 10/1/12     B           100         110,750
  Packaging Corporation of America
    4.375%, 8/1/08                           Ba          250         253,058
                                                                 -----------
                                                                     363,808
                                                                 -----------
PAPER PRODUCTS--0.8%
  Bowater, Inc. 4.88%, 3/15/10 (d)           Ba          165         165,000
  Georgia-Pacific Corp. 7.375%, 7/15/08      Ba          100         109,500
                                                                 -----------
                                                                     274,500
                                                                 -----------
PUBLISHING & PRINTING--0.3%
  Dex Media West LLC/Dex Media West
    Finance Co. Series B 8.50%, 8/15/10      B           100         113,500
                                                                 -----------
REGIONAL BANKS--0.7%
  Popular North America, Inc. 3.875%,
    10/1/08                                  A           250         249,860
                                                                 -----------
REITS--1.2%
  Kimco Realty Corp. 4.82%, 8/15/11          Baa         400         403,606
                                                                 -----------
RESTAURANTS--1.4%
  Yum! Brands, Inc. 7.70%, 7/1/12            Baa         400         475,336
                                                                 -----------
SPECIALIZED FINANCE--0.7%
  CIT Group, Inc. 4.75%, 12/15/10            A           250         253,588
                                                                 -----------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
SPECIALTY CHEMICALS--0.7%
  Lubrizol Corp. 4.625%, 10/1/09             Baa     $   250     $   250,047
                                                                 -----------
SPECIALTY STORES--1.1%
  AutoNation, Inc. 9%, 8/1/08                Ba          200         231,000
  Hollywood Entertainment Corp. 9.625%,
    3/15/11                                  B           125         134,375
                                                                 -----------
                                                                     365,375
                                                                 -----------
TOBACCO--0.4%
  Altria Group, Inc. 5.625%, 11/4/08         Baa         150         153,157
                                                                 -----------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $15,754,078)                                   15,939,452
                                                                 -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES--16.6%
  Argent Net Interest Margin Trust 04-WN9,
    A 144A 5.19%, 10/25/34 (b)               BBB(c)       65          64,998
  Asset Backed Funding Corp. Net Interest
    Margin Trust 04 144A 5%, 9/27/34 (b)     BBB+(c)     350         348,687
  Asset Backed Funding Corp. Net Interest
    MarginTrust 04 144A 4.45%, 7/26/34 (b)   A-(c)       170         170,000
  Bear Stearns Structured Products, Inc.
    03-2, A P.O. 144A 0%, 6/25/29 (b)        Baa          55          51,322
  Bear Stearns Structured Products, Inc.
    04-6, C P.O. 0%, 2/25/34                 Baa         220         204,336
  Chase Mortgage Finance Corp. 04-S1, M
    5.098%, 2/25/19                          AA(c)        97          97,646
  Citifinancial Mortgage Securities, Inc.
    04-1, AF2 2.645%, 4/25/34 (d)            Aaa         250         243,430
  CS First Boston Mortgage Securities Corp.
    01-CK1, A2 6.25%, 12/16/35               Aaa         250         270,144
  CS First Boston Mortgage Securities Corp.
    03-8, 3A24 5.50%, 4/25/33                Aaa         290         293,589
  Deutsche Mortgage Securities, Inc. 04-1,
    3A3 3.69%, 12/25/33                      Aaa         500         489,375

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  DLJ Mortgage Acceptance Corp. 97-CF2, A2
    144A 6.84%, 10/15/30 (b)                 Aa      $   250     $   270,693
  First Franklin Net Interest Margin Trust
    04-FF7A, A 144A 5%, 9/27/34 (b)          A-(c)       236         236,044
  GMAC Mortgage Corp. Loan Trust 03-GH2,
    A2 3.69%, 7/25/20                        Aaa         250         251,175
  Greenwich Capital Commercial Funding
    Corp. 03-FL1, L 144A 3.227%,
    7/5/18 (b)(d)                            BBB(c)      250         245,654
  Greenwich Capital Commercial Funding
    Corp. 03-FL1, M 144A 3.227%,
    7/5/18 (b)(d)                            BBB-(c)     320         309,237
  GSamp Trust  04-NIM1, N1 144A 5.50%,
    9/25/34 (b)                              BBB(c)      250         250,122
  Homestar Net Interest Margin Trust 04-3,
    A1 144A 5.50%, 7/25/34 (b)               BBB(c)      285         284,387
  Lehman Brothers Floating Rate Commercial
    Mortgage Trust 02-LLFA, L 144A 3%,
    6/14/17 (b)(d)                           BB+(c)      350         341,952
  Master Asset Resecuritization Trust 5%,
    3/28/31                                  Baa         141         141,215
  Merrill Lynch Mortgage Investors, Inc.
    96-C1, C 7.42%, 4/25/28                  AA(c)       100         104,849
  Park Place Securities Net Interest
    Margin Trust 04-MCW1, B 7.385%,
    10/25/34                                 BBB(c)      150         150,000
  Sail Net Interest Margin Notes 04-2A, A
    144A 5.50%, 3/27/34 (b)                  BBB(c)      124         123,655
  Sharp SP I LLC Net Interest Margin Trust
    04-1N, 7.50%, 12/25/33                   BBB+(c)     135         135,496
  Sharp SP I LLC Net Interest Margin Trust
    04-FM1N, N 144A 6.16%, 9/25/33 (b)       BBB-(c)     121         121,462


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  Starwood Commercial Mortgage Trust
    99-C1A, A1 144A 6.60%, 2/3/14 (b)        Aaa     $   265     $   283,223
  Structured Asset Securities Corp. Net
    Interest Margin Trust  03-18, XS, A
    144A 7.50%, 5/28/33 (b)                  A            68          67,565
  Structured Asset Securities Corp. Net
    Interest Margin Trust 03-25XS, A 144A
    7.25%, 8/28/33 (b)                       A            86          85,915
  Structured Asset Securities Corp. Net
    Interest Margin Trust 03-28XS 144A
    7.50%, 9/28/33 (b)                       A            33          33,126
  Structured Asset Securities Corp. Net
    Interest Margin Trust 03-36, XS 144A
    7.50%, 11/25/33 (b)                      A            94          93,686
                                                                 -----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $5,813,356)                                     5,762,983
                                                                 -----------
FOREIGN GOVERNMENT SECURITIES--14.2%
AUSTRALIA--0.6%
  Commonwealth of Australia Series 705
    7.50%, 7/15/05                           Aaa         300(g)      221,136
                                                                 -----------
BRAZIL--3.0%
  Federative Republic of Brazil 8%,
    4/15/14                                  B         1,055       1,044,278
                                                                 -----------
BULGARIA--0.5%
  Republic of Bulgaria Series IAB PDI
    2.75%, 7/28/11 (d)                       Ba          182         181,772
                                                                 -----------
CHILE--0.7%
  Republic of Chile 2.062%, 1/28/08 (d)      Baa         250         250,625
                                                                 -----------
COLOMBIA--0.7%
  Republic of Colombia 11.375%, 1/31/08      Ba          100(f)      143,995
  Republic of Colombia 8.625%, 4/1/08        Ba          100         109,750
                                                                 -----------
                                                                     253,745
                                                                 -----------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
FOREIGN GOVERNMENT SECURITIES (CONTINUED)
INDONESIA--0.5%
  Republic of Indonesia 7.75%, 8/1/06        B       $   150     $   157,687
                                                                 -----------
LITHUANIA--0.6%
  Republic of Lithuania 6.625%, 2/20/08      A           150(f)      206,850
                                                                 -----------
MEXICO--1.3%
  United Mexican States 4.625%, 10/8/08      Baa         200         202,000
  United Mexican States 2.29%, 1/13/09 (d)   Baa         250         252,375
                                                                 -----------
                                                                     454,375
                                                                 -----------
NEW ZEALAND--1.0%
  Government of New Zealand Series 206
    6.50%, 2/15/06                           Aaa         485(j)      328,671
                                                                 -----------
PHILIPPINES--0.6%
  Republic of Philippines 8.375%, 2/15/11    Ba          200         203,500
                                                                 -----------
RUSSIA--0.8%
  Russian Federation RegS 8.25%, 3/31/10     Baa         250         272,478
                                                                 -----------
SLOVAKIA--0.7%
  Slovak Republic 7.375%, 4/14/10            A           150(f)      221,642
                                                                 -----------
TURKEY--1.2%
  Republic of Turkey 10.50%, 1/13/08         B           350         399,438
                                                                 -----------
UKRAINE--0.7%
  Republic of Ukraine 144A 5.33%,
    8/5/09 (b)(d)                            B           250         253,750
                                                                 -----------
VENEZUELA--1.3%
  Republic of Venezuela 5.375%, 8/7/10       B           500         453,953
                                                                 -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $4,707,225)                                     4,903,900
                                                                 -----------
FOREIGN CORPORATE BONDS(h)--11.9%
AUSTRALIA--0.6%
  Commonwealth Bank Series TCD 6.75%,
    12/1/07                                  Aaa         300(g)      225,044
                                                                 -----------
BERMUDA--0.6%
  Oil Insurance Ltd. 144A 5.15%,
    8/15/33 (b)(d)                           A           200         203,344
                                                                 -----------

                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
FOREIGN CORPORATE BONDS (CONTINUED)
BRAZIL--0.3%
  Petrobras International Finance Co.
    9.125%, 7/2/13                           Ba      $   100     $   109,750
                                                                 -----------
CANADA--0.3%
  Thomson Corp. (The) 4.25%, 8/15/09         A           100         100,826
                                                                 -----------
FRANCE--0.9%
  France Telecom 8.50%, 3/1/11               Baa         250         299,270
                                                                 -----------
GERMANY--1.7%
  Deutsche Telekom International Finance
    BV 3.875%, 7/22/08                       Baa         350         351,397
  European Investment Bank 6%, 7/15/05       Aaa         350(g)      254,947
                                                                 -----------
                                                                     606,344
                                                                 -----------
HONG KONG--0.7%
  Hutchison Whampoa International Ltd.
    144A 5.45%, 11/24/10 (b)                 A           250         255,468
                                                                 -----------
ITALY--0.7%
  Telecom Italia Capital SA 144A 4%,
    11/15/08 (b)                             Baa         250         251,405
                                                                 -----------
KAZAKHSTAN--0.8%
  Kazkommerts International BV 144A
    10.125%, 5/8/07 (b)                      Baa         250         273,125
                                                                 -----------
MALAYSIA--0.6%
  Malaysia International Shipping Corp.
    Capital Ltd. 144A 5%, 7/1/09 (b)         Baa         200         206,416
                                                                 -----------
MEXICO--0.7%
  America Movil SA de CV 144A 4.125%,
    3/1/09 (b)                               Baa         250         243,748
                                                                 -----------
QATAR--0.7%
  Ras Laffan Liquefied Natural Gas Co.,
    Ltd. 144A 3.437%, 9/15/09 (b)            Baa         229         226,701
                                                                 -----------
SOUTH KOREA--1.1%
  Export-Import Bank of  Korea 4.50%,
    8/12/09                                  A           120         121,455
  Korea Development Bank 3.875%, 3/2/09      A           250         247,546
                                                                 -----------
                                                                     369,001
                                                                 -----------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
FOREIGN CORPORATE BONDS (CONTINUED)
UNITED KINGDOM--0.9%
  British Telecommunications plc 8.375%,
    12/15/10                                 Baa     $   250     $   301,464
                                                                 -----------
UNITED STATES--1.3%
  Tyco International Group SA 6.125%,
    1/15/09                                  Baa         400         434,891
                                                                 -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $4,087,464)                                     4,106,797
                                                                 -----------
TOTAL INVESTMENTS--100.1%
  (Identified cost $34,377,263)                                   34,658,182(a)
  Other assets and liabilities, net--(0.1)%                          (43,712)
                                                                 -----------
NET ASSETS--100.0%                                               $34,614,470
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $509,840 and gross depreciation of $232,364 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $34,380,706.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $6,899,852 or 19.9% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) All or a portion segregated as collateral for when-issued securities.
(f) Par value represents Euro.
(g) Par value represents Australian Dollar.
(h) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(i) This security is a when-issued security.
(j) Par value represents New Zealand Dollar.
See Notes to Schedules of Investments

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                    SHARES        VALUE ($)
                                                    -------      -----------

DOMESTIC COMMON STOCKS--98.2%
ASSET MANAGEMENT & CUSTODY BANKS--1.8%
  State Street Corp.                                  7,790      $   332,711
                                                                 -----------
COMPUTER HARDWARE--1.6%
  International Business Machines
    Corp.                                             3,380          289,801
                                                                 -----------
CONSUMER FINANCE--1.4%
  American Express Co.                                5,115          263,218
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--4.0%
  Automatic Data Processing, Inc.                    17,520          723,926
                                                                 -----------
DIVERSIFIED BANKS--3.9%
  Wells Fargo & Co.                                  11,955          712,877
                                                                 -----------
DIVERSIFIED CHEMICALS--2.5%
  Du Pont (E.I.) de Nemours & Co.                    10,725          459,030
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--2.0%
  Cintas Corp.                                        8,800          369,952
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--3.3%
  Emerson Electric Co.                                9,900          612,711
                                                                 -----------
FOOD DISTRIBUTORS--1.9%
  Sysco Corp.                                        11,450          342,584
                                                                 -----------
HOME FURNISHINGS--2.6%
  Leggett & Platt, Inc.                              17,000          477,700
                                                                 -----------
HOME IMPROVEMENT RETAIL--4.5%
  Home Depot, Inc. (The)                             21,010          823,592
                                                                 -----------
HOUSEHOLD PRODUCTS--3.9%
  Procter & Gamble Co. (The)                         13,060          706,807
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--2.6%
  Wal-Mart Stores, Inc.                               9,090          483,588
                                                                 -----------
INDUSTRIAL CONGLOMERATES--5.2%
  General Electric Co.                               28,295          950,146
                                                                 -----------
INDUSTRIAL MACHINERY--1.5%
  Illinois Tool Works, Inc.                           2,935          273,454
                                                                 -----------
INSURANCE BROKERS--2.5%
  Marsh & McLennan Cos., Inc.                         9,875          451,880
                                                                 -----------
INTEGRATED OIL & GAS--4.5%
  Exxon Mobil Corp.                                  16,875          815,569
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.7%
  SBC Communications, Inc.                           18,900          490,455
                                                                 -----------
MOTORCYCLE MANUFACTURERS--2.4%
  Harley-Davidson, Inc.                               7,400          439,856
                                                                 -----------
MULTI-LINE INSURANCE--2.7%
  American International Group,
    Inc.                                              7,155          486,468
                                                                 -----------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
OFFICE SERVICES & SUPPLIES--2.2%
  Avery Dennison Corp.                                6,100      $   401,258
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.3%
  Citigroup, Inc.                                    13,865          611,724
                                                                 -----------
PACKAGED FOODS & MEATS--3.2%
  Sara Lee Corp.                                     16,300          372,618
  Wrigley (Wm.) Jr. Co.                               3,255          206,074
                                                                 -----------
                                                                     578,692
                                                                 -----------
PHARMACEUTICALS--12.5%
  Johnson & Johnson                                  13,260          746,936
  Lilly (Eli) & Co.                                   5,700          342,285
  Merck & Co., Inc.                                  13,200          435,600
  Pfizer, Inc.                                       24,715          756,279
                                                                 -----------
                                                                   2,281,100
                                                                 -----------
REGIONAL BANKS--4.8%
  Fifth Third Bancorp                                 9,875          486,048
  Synovus Financial Corp.                            14,700          384,405
                                                                 -----------
                                                                     870,453
                                                                 -----------
SEMICONDUCTORS--6.9%
  Intel Corp.                                        27,900          559,674
  Linear Technology Corp.                            19,151          694,032
                                                                 -----------
                                                                   1,253,706
                                                                 -----------
SOFT DRINKS--3.8%
  Coca-Cola Co. (The)                                 9,025          361,451
  PepsiCo, Inc.                                       6,980          339,577
                                                                 -----------
                                                                     701,028
                                                                 -----------
SYSTEMS SOFTWARE--4.0%
  Microsoft Corp.                                    26,568          734,605
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $17,027,500)                                   17,938,891
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--98.2%
  (Identified cost $17,027,500)                                   17,938,891
                                                                 -----------


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------     ------------
SHORT-TERM OBLIGATIONS--1.4%
COMMERCIAL PAPER--1.4%
  UBS Americas, Inc. 1.88%,
    10/1/04                             A-1+            260          260,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $260,000)                                         260,000
                                                                 -----------

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES


TOTAL INVESTMENTS--99.6%
  (Identified cost $17,287,500)                                   18,198,891(a)
  Other assets and liabilities, net--0.4%                             65,896
                                                                 -----------
NET ASSETS--100.0%                                               $18,264,787
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,664,773 and gross depreciation of $766,813 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $17,300,931.
See Notes to Schedules of Investments

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                    SHARES        VALUE ($)
                                                    -------      ----------

DOMESTIC COMMON STOCKS--85.4%
APPAREL, ACCESSORIES & LUXURY GOODS--2.9%
  Cherokee, Inc.                                      8,300      $  198,038
                                                                 ----------
APPLICATION SOFTWARE--7.6%
  EPIQ Systems, Inc. (b)                             17,550         273,429
  Reynolds & Reynolds Co. (The)
    Class A                                           9,675         238,682
                                                                 ----------
                                                                    512,111
                                                                 ----------
ASSET MANAGEMENT & CUSTODY BANKS--8.6%
  American Capital Strategies Ltd.                    9,650         302,431
  MCG Capital Corp.                                  16,115         279,756
                                                                 ----------
                                                                    582,187
                                                                 ----------
COMMUNICATIONS EQUIPMENT--4.9%
  Inter-Tel, Inc.                                    15,290         330,570
                                                                 ----------
DIVERSIFIED COMMERCIAL SERVICES--7.2%
  ABM Industries, Inc.                               12,935         260,640
  Equifax, Inc.                                       8,545         225,246
                                                                 ----------
                                                                    485,886
                                                                 ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
  Landauer, Inc.                                      1,570          73,680
                                                                 ----------
HEALTH CARE EQUIPMENT--12.9%
  Diagnostic Products Corp.                           7,845         320,625
  Matthews International Corp.
    Class A                                           9,220         312,374
  Young Innovations, Inc.                             7,120         234,960
                                                                 ----------
                                                                    867,959
                                                                 ----------
INDUSTRIAL MACHINERY--9.6%
  CLARCOR, Inc.                                       6,720         320,343
  Lincoln Electric Holdings, Inc.                    10,345         324,419
                                                                 ----------
                                                                    644,762
                                                                 ----------
INTERNET SOFTWARE & SERVICES--2.5%
  Computer Service, Inc.                              3,700         164,650
                                                                 ----------
OIL & GAS EQUIPMENT & SERVICES--4.3%
  CARBO Ceramics, Inc.                                3,975         286,757
                                                                 ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--5.0%
  World Fuel Services Corp.                           9,355         334,909
                                                                 ----------
REGIONAL BANKS--9.2%
  Cathay General Bancorp                              8,800         327,272
  Park National Corp.                                 2,300         292,629
                                                                 ----------
                                                                    619,901
                                                                 ----------


                                                    SHARES          VALUE
                                                    -------      ----------

DOMESTIC COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS--3.2%
  Balchem Corp.                                       7,320      $  218,136
                                                                 ----------
THRIFTS & MORTGAGE FINANCE--2.6%
  Washington Federal, Inc.                            6,882         173,082
                                                                 ----------
TRUCKING--3.8%
  Landstar System, Inc. (b)                           4,390         257,605
                                                                 ----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $4,826,816)                                    5,750,233
                                                                 ----------
FOREIGN  COMMON STOCKS(c)--8.0%
ASSET MANAGEMENT & CUSTODY BANKS--3.7%
  Stewart (W.P.) & Co. Ltd.
    (Bermuda)                                        12,350         246,877
                                                                 ----------
WATER UTILITIES--4.3%
  Consolidated Water Co. Ltd.
    (Cayman Islands)                                 12,270         289,339
                                                                 ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $441,979)                                        536,216
                                                                 ----------
TOTAL LONG TERM INVESTMENTS--93.4%
  (Identified cost $5,268,795)                                    6,286,449
                                                                 ----------


                                                    SHARES          VALUE
                                                    -------      -----------

SHORT-TERM OBLIGATIONS--8.0%
MONEY MARKET MUTUAL FUNDS--4.1%
  SSgA Money Market Fund (1.27%
    seven day effective yield)                      280,000         280,000
                                                                 ----------


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)
                                     --------     ---------

COMMERCIAL PAPER--3.9%
  UBS Americas, Inc. 1.88%,
    10/1/04                             A-1+            260         260,000
                                                                 ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $540,000)                                        540,000
                                                                 ----------

TOTAL INVESTMENTS--101.4%
  (Identified cost $5,808,795)                                    6,826,449(a)
  Other assets and liabilities, net--(1.4)%                         (91,383)
                                                                 ----------
NET ASSETS--100.0%                                               $6,735,066
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,090,159 and gross depreciation of $79,263 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $5,815,553.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                  SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                    SHARES        VALUE ($)
                                                    -------      -----------

FOREIGN  COMMON STOCKS(c)--93.4%

DENMARK--2.1%
  Danske Bank A/S ADR (Diversified
    Banks)                                           41,600      $ 1,093,531
                                                                 -----------

FINLAND--4.4%
  Nokia Oyj ADR (Communications
    Equipment)                                      171,400        2,351,608
                                                                 -----------

FRANCE--9.8%
  Axa SA ADR (Multi-line Insurance)                  49,600        1,005,888
  Sanofi-Aventis SA  ADR
    (Pharmaceuticals)                                29,696        1,087,171
  Societe Generale SA  ADR
    (Diversified Banks)                              87,800        1,553,937
  Total SA ADR (Integrated Oil &
    Gas)                                             15,400        1,573,418
                                                                 -----------
                                                                   5,220,414
                                                                 -----------

GERMANY--4.1%
  Schering AG ADR (Pharmaceuticals)                  18,000        1,129,500
  Siemens AG ADR (Industrial
    Conglomerates)                                   14,500        1,068,650
                                                                 -----------
                                                                   2,198,150
                                                                 -----------

IRELAND--3.0%
  Allied Irish Banks plc ADR
    (Diversified Banks)                              48,100        1,600,287
                                                                 -----------

ITALY--5.0%
  ENI SpA ADR (Integrated Oil &
    Gas)                                             14,600        1,639,580
  Sanpaolo IMI SpA ADR (Diversified
    Banks)                                           45,300        1,023,780
                                                                 -----------
                                                                   2,663,360
                                                                 -----------

JAPAN--8.3%
  CANON, Inc. ADR (Office
    Electronics)                                     32,110        1,514,307
  Kao Corp. (Household Products)                      6,500        1,436,057
  Nomura Holdings, Inc. ADR
    (Investment Banking &
    Brokerage)                                      112,800        1,456,248
                                                                 -----------
                                                                   4,406,612
                                                                 -----------

NETHERLANDS--6.4%
  Heinekin NV ADR (Brewers)                          60,700        1,827,446


                                                    SHARES          VALUE
                                                    -------      -----------

FOREIGN  COMMON STOCKS (Continued)

NETHERLANDS (CONTINUED)
  Royal Dutch Petroleum Co. NY
    Registered Shares (Integrated
    Oil & Gas)                                       30,200      $ 1,558,320
                                                                 -----------
                                                                   3,385,766
                                                                 -----------

SWITZERLAND--18.6%
  Compagnie Financiere Richemont AG
    ADR (Housewares & Specialties)                   39,400        1,090,151
  Credit Suisse Group ADR
    (Diversified Capital Markets) (b)                48,600        1,552,284
  Nestle SA ADR (Packaged Foods &
    Meats)                                           26,400        1,511,651
  Novartis AG ADR (Pharmaceuticals)                  33,400        1,558,778
  Roche Holding AG ADR
    (Pharmaceuticals)                                10,300        1,064,066
  Swiss Re ADR (Reinsurance)                         17,900        1,029,962
  UBS AG (Diversified Capital
    Markets)                                         29,600        2,081,768
                                                                 -----------
                                                                   9,888,660
                                                                 -----------

UNITED KINGDOM--31.7%
  Barclays plc ADR (Diversified
    Banks)                                           57,000        2,205,330
  BP plc ADR (Integrated Oil & Gas)                  28,000        1,610,840
  Cadbury Schweppes plc ADR
    (Packaged Foods & Meats)                         64,500        1,993,695
  Diageo plc ADR (Distillers &
    Vintners)                                        31,300        1,578,459
  GlaxoSmithKline plc ADR
    (Pharmaceuticals)                                49,700        2,173,381
  HSBC Holdings plc ADR
    (Diversified Banks)                              26,400        2,106,720
  Tesco plc ADR (Food Retail)                        67,700        1,048,355
  Unilever plc ADR (Packaged Foods
    & Meats)                                         59,200        1,954,784
  Vodafone Group plc ADR (Wireless
    Telecommunication Services)                      89,200        2,150,612
                                                                 -----------
                                                                  16,822,176
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $45,673,145)                                     49,630,564
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--93.4%
(IDENTIFIED COST $45,673,145)                                     49,630,564
                                                                 -----------

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------      -----------

SHORT-TERM OBLIGATIONS--6.4%

U.S. TREASURY BILLS--6.4%
  U.S. Treasury Bill 1.428%,
    11/4/04                              AAA        $   158      $   157,784
  U.S. Treasury Bill 1.438%,
    11/4/04                              AAA            461          460,368
  U.S. Treasury Bill 1.495%,
    11/4/04                              AAA            121          120,829
  U.S. Treasury Bill 1.51%,
    11/4/04                              AAA             98           97,860
  U.S. Treasury Bill 1.518%,
    11/4/04                              AAA            113          112,838
  U.S. Treasury Bill 1.525%,
    11/4/04                              AAA             86           85,876
  U.S. Treasury Bill 1.537%,
    11/4/04                              AAA            142          141,794
  U.S. Treasury Bill 1.54%,
    11/4/04                              AAA            328          27,5233
  U.S. Treasury Bill 1.543%,
    11/4/04                              AAA          1,438        1,435,904
  U.S. Treasury Bill 1.55%,
    11/4/04                              AAA             57           56,917
  U.S. Treasury Bill 1.558%,
    11/4/04                              AAA             61           60,910
  U.S. Treasury Bill 1.577%,
    11/4/04                              AAA            244          243,637
  U.S. Treasury Bill 1.595%,
    11/4/04                              AAA            103          102,845
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,405,094)                                       3,405,085
                                                                 -----------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $49,078,239)                                     53,035,649(a)

  Other assets and liabilities, net--0.2%                             96,994
                                                                 -----------
NET ASSETS--100.0%                                               $53,132,643
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,348,895 and gross depreciation of $1,495,530 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $49,182,284.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)


Brewers                                             3.7%
Communications Equipment                            4.7
Distillers & Vintners                               3.2
Diversified Banks                                  19.3
Diversified Capital Markets                         7.3
Food Retail                                         2.1
Household Products                                  2.9
Housewares & Specialties                            2.2
Industrial Conglomerates                            2.2
Integrated Oil & Gas                               12.9
Investment Banking & Brokerage                      2.9
Multi-line Insurance                                2.0
Office Electronics                                  3.1
Packaged Foods & Meats                             11.0
Pharmaceuticals                                    14.1
Reinsurance                                         2.1
Wireless Telecommunication Services                 4.3
                                                  -----
                                                  100.0%
                                                  =====

                     PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                    SHARES        VALUE ($)
                                                    -------      -----------

DOMESTIC COMMON STOCKS--98.2%
ADVERTISING--3.7%
  ADVO, Inc.                                          4,575      $   141,550
  Arbitron, Inc. (b)                                  3,700          135,457
  Donnelley (R.H.) Corp. (b)                          2,400          118,464
                                                                 -----------
                                                                     395,471
                                                                 -----------
AEROSPACE & DEFENSE--1.9%
  DRS Technologies, Inc. (b)                          4,350          162,864
  Mercury Computer Systems, Inc. (b)                  1,400           37,688
                                                                 -----------
                                                                     200,552
                                                                 -----------
AGRICULTURAL PRODUCTS--0.9%
  Delta & Pine Land Co.                               3,550           94,962
                                                                 -----------
AIR FREIGHT & COURIERS--0.6%
  Forward Air Corp. (b)                               1,700           68,034
                                                                 -----------
AIRLINES--0.7%
  AirTran Holdings, Inc. (b)                          7,700           76,692
                                                                 -----------
APPAREL RETAIL--0.9%
  Gymboree Corp. (The) (b)                            6,050           87,120
  Hot Topic, Inc. (b)                                   300            5,112
                                                                 -----------
                                                                      92,232
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
  Kellwood Co.                                        4,050          147,622
                                                                 -----------
APPLICATION SOFTWARE--2.9%
  Hyperion Solutions Corp. (b)                        3,300          112,167
  JDA Software Group, Inc. (b)                        1,400           15,148
  Mentor Graphics Corp. (b)                           6,050           66,338
  Verity, Inc. (b)                                    9,100          117,208
                                                                 -----------
                                                                     310,861
                                                                 -----------
BROADCASTING & CABLE TV--0.7%
  Liberty Corp. (The)                                 1,900           75,506
                                                                 -----------
COMMODITY CHEMICALS--0.9%
  Spartech Corp.                                      4,100          102,910
                                                                 -----------
COMMUNICATIONS EQUIPMENT--2.6%
  Avocent Corp. (b)                                   2,400           62,472
  C-COR Corp. (b)                                    12,800          108,160
  CommScope, Inc. (b)                                 5,000          108,000
                                                                 -----------
                                                                     278,632
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--0.7%
  Advanced Digital Information
    Corp. (b)                                         9,250           80,475
                                                                 -----------
CONSTRUCTION & ENGINEERING--2.2%
  Chicago Bridge & Iron Co. NV                        3,750          112,462
  Shaw Group, Inc. (The) (b)                         10,100          121,200
                                                                 -----------
                                                                     233,662
                                                                 -----------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
  BISYS Group, Inc. (The) (b)                         8,900      $   130,029
                                                                 -----------
DISTILLERS & VINTNERS--0.4%
  Mondavi (Robert) Corp. (The)
    Class A (b)                                       1,250           48,963
                                                                 -----------
DIVERSIFIED CHEMICALS--1.3%
  Olin Corp.                                          6,950          139,000
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--2.7%
  Learning Tree International, Inc.                   5,200           73,320
  Tetra Tech, Inc.                                    7,900          100,093
  Watson Wyatt & Co. Holdings                         4,300          113,090
                                                                 -----------
                                                                     286,503
                                                                 -----------
ELECTRIC UTILITIES--0.8%
  Cleco Corp.                                         5,000           86,200
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
  Roper Industries, Inc.                              1,650           94,809
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.3%
  Coherent, Inc. (b)                                  3,000           77,820
  Electro Scientific Industries,
    Inc. (b)                                          1,700           29,495
  Metrologic Instruments, Inc. (b)                    7,400          117,290
  Photon Dynamics, Inc.                               3,000           60,900
  Rogers Corp. (b)                                    1,700           72,233
                                                                 -----------
                                                                     357,738
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.2%
  Plexus Corp. (b)                                    2,200           24,288
                                                                 -----------
ENVIRONMENTAL SERVICES--1.1%
  Waste Connections, Inc. (b)                         3,750          118,800
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
  Scotts Co. (The) Class A (b)                        2,200          141,130
                                                                 -----------
FOOTWEAR--3.0%
  K-Swiss, Inc. Class A                               7,100          136,675
  Timberland Co. (The) Class A (b)                    3,300          187,440
                                                                 -----------
                                                                     324,115
                                                                 -----------
GAS UTILITIES--1.6%
  AGL Resources, Inc.                                 3,650          112,311
  New Jersey Resources Corp.                          1,400           57,960
                                                                 -----------
                                                                     170,271
                                                                 -----------
HEALTH CARE DISTRIBUTORS--1.6%
  Andrx Corp. (b)                                     4,500          100,620
  PSS World Medical, Inc. (b)                         7,500           75,300
                                                                 -----------
                                                                     175,920
                                                                 -----------
HEALTH CARE EQUIPMENT--1.3%
  INAMED Corp.                                        1,675           79,847

                     PHOENIX-LAZARD SMALL-CAP VALUE SERIES


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT (CONTINUED)
  Varian, Inc. (b)                                    1,500      $    56,805
                                                                 -----------
                                                                     136,652
                                                                 -----------
HEALTH CARE FACILITIES--4.4%
  Beverly Enterprises, Inc. (b)                      18,900          143,073
  Kindred Healthcare, Inc. (b)                        4,100          100,040
  LifePoint Hospitals, Inc. (b)                       3,500          105,035
  Select Medical Corp.                                9,200          123,556
                                                                 -----------
                                                                     471,704
                                                                 -----------
HEALTH CARE SERVICES--2.0%
  Inveresk Research Group, Inc. (b)                   4,300          158,627
  MIM Corp. (b)                                       8,900           51,442
  NDCHealth Corp.                                       500            8,025
                                                                 -----------
                                                                     218,094
                                                                 -----------
HEALTH CARE SUPPLIES--1.3%
  DJ Orthopedics, Inc. (b)                            7,800          137,670
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--1.0%
  Take-Two Interactive Software,
    Inc. (b)                                          3,300          108,405
                                                                 -----------
INDUSTRIAL MACHINERY--0.9%
  Nordson Corp.                                         650           22,315
  Tecumseh Products Co. Class A                       1,800           75,366
                                                                 -----------
                                                                      97,681
                                                                 -----------
INTERNET SOFTWARE & SERVICES--0.0%
  PEC Solutions, Inc. (b)                               500            5,860
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--1.1%
  Knight Trading Group, Inc. (b)                     12,500          115,375
                                                                 -----------
IT CONSULTING & OTHER SERVICES--2.4%
  BearingPoint, Inc. (b)                             15,200          135,888
  MPS Group, Inc. (b)                                15,000          126,150
                                                                 -----------
                                                                     262,038
                                                                 -----------
LEISURE PRODUCTS--2.7%
  Alliance Gaming Corp. (b)                          11,200          168,672
  Leapfrog Enterprises, Inc. (b)                      6,000          121,500
                                                                 -----------
                                                                     290,172
                                                                 -----------
MOVIES & ENTERTAINMENT--0.6%
  AMC Entertainment, Inc. (b)                         3,400           65,076
                                                                 -----------
OFFICE SERVICES & SUPPLIES--0.7%
  Miller (Herman), Inc.                               3,200           78,880
                                                                 -----------
OIL & GAS DRILLING--0.7%
  Grey Wolf, Inc. (b)                                14,900           72,861
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--3.9%
  Cal Dive International, Inc. (b)                    1,800           64,116
  Digicon, Inc. (b)                                   1,600           36,448
  Hanover Compressor Co. (b)                          1,400           18,830
  Key Energy Services, Inc. (b)                      18,450          203,873


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
  Maverick Tube Corp. (b)                             3,200      $    98,592
                                                                 -----------
                                                                     421,859
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--3.1%
  Denbury Resources, Inc.                             3,800           96,520
  Forest Oil Corp. (b)                                2,000           60,240
  Houston Exploration Co. (The) (b)                   1,500           89,025
  Newfield Exploration Co. (b)                        1,400           85,736
                                                                 -----------
                                                                     331,521
                                                                 -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.0%
  Kinder Morgan Management LLC (b)                    2,607          108,242
                                                                 -----------
PAPER PACKAGING--0.8%
  Packaging Corporation of America                    3,550           86,869
                                                                 -----------
PHARMACEUTICALS--1.2%
  Able Laboratories, Inc. (b)                         4,700           90,052
  Par Pharmaceutical Co., Inc. (b)                    1,100           39,523
                                                                 -----------
                                                                     129,575
                                                                 -----------
PUBLISHING & PRINTING--2.1%
  Journal Register Co. (b)                            6,300          119,070
  ProQuest Co. (b)                                    4,250          109,225
                                                                 -----------
                                                                     228,295
                                                                 -----------
REGIONAL BANKS--7.7%
  First Community Bancorp, Inc.                       2,000           82,000
  First Midwest Bancorp, Inc.                         3,100          107,136
  First Republic Bank                                 1,300           59,800
  Hudson United Bancorp                               1,200           44,220
  Provident Bankshares Corp.                          2,000           67,100
  South Financial Group, Inc. (The)                   3,100           87,420
  Sterling Bancshares, Inc.                           7,800          104,910
  Texas Regional Bancshares, Inc.
    Class A                                           1,650           51,298
  Umpqua Holdings Corp.                               1,300           29,328
  United Bankshares, Inc.                             2,550           88,358
  Westamerica Bancorp                                 2,000          109,780
                                                                 -----------
                                                                     831,350
                                                                 -----------
REINSURANCE--2.3%
  Arch Capital Group Ltd. (b)                         3,400          132,396
  Max Re Capital Ltd.                                 2,850           57,000
  Reinsurance Group of America,
    Inc.                                              1,350           55,620
                                                                 -----------
                                                                     245,016
                                                                 -----------
REITS--2.5%
  Alexandria Real Estate Equities,
    Inc.                                                600           39,432
  CarrAmerica Realty Corp.                            1,950           63,765
  Maguire Properties, Inc.                            3,250           79,007
  Mills Corp. (The)                                   1,750           90,773
                                                                 -----------
                                                                     272,977
                                                                 -----------
SEMICONDUCTORS--3.3%
  AMIS Holdings, Inc. (b)                             4,400           59,488

                     PHOENIX-LAZARD SMALL-CAP VALUE SERIES


                                                    SHARES          VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
  Exar Corp. (b)                                      8,000      $   113,280
  Microsemi Corp. (b)                                 4,600           64,860
  Zoran Corp. (b)                                     7,550          118,686
                                                                 -----------
                                                                     356,314
                                                                 -----------
SPECIALIZED FINANCE--2.2%
  Assured Guaranty Ltd.                               6,200          103,292
  eSPEED, Inc. Class A (b)                            8,500           83,555
  Financial Federal Corp. (b)                         1,450           54,346
                                                                 -----------
                                                                     241,193
                                                                 -----------
SPECIALTY CHEMICALS--1.9%
  Ferro Corp.                                         6,050          131,951
  PolyOne Corp. (b)                                  10,200           76,704
                                                                 -----------
                                                                     208,655
                                                                 -----------
SPECIALTY STORES--2.0%
  Cost Plus, Inc.                                     3,200          113,216
  Sports Authority, Inc. (The) (b)                    1,900           44,080
  TBC Corp. (b)                                       2,400           53,616
                                                                 -----------
                                                                     210,912
                                                                 -----------
STEEL--1.4%
  GrafTech International Ltd. (b)                    10,900          152,055
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--2.6%
  IndyMac Bancorp, Inc.                               1,550           56,110
  MAF Bancorp, Inc.                                   3,200          138,016
  W Holding Co., Inc.                                 4,642           88,198
                                                                 -----------
                                                                     282,324
                                                                 -----------
TRUCKING--1.0%
  Swift Transportation Co., Inc. (b)                  6,550          110,171
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
  Wireless Facilities, Inc. (b)                       9,900           69,003
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $9,533,079)                                    10,602,176
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--98.2%
  (Identified cost $9,533,079)                                    10,602,176
                                                                 -----------


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------      -----------
SHORT-TERM OBLIGATIONS--2.8%
U.S. GOVERNMENT SECURITIES--2.8%
  U.S. Treasury Bill 1.438%,
    11/4/04                              AAA             43           42,940


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------      -----------
SHORT-TERM OBLIGATIONS (CONTINUED)
U.S. GOVERNMENT SECURITIES (CONTINUED)
  U.S. Treasury Bill 1.518%,
    11/4/04                              AAA           $ 74      $    73,894
  U.S. Treasury Bill 1.527%,
    11/4/04                              AAA            116          115,833
  U.S. Treasury Bill 1.54%,
    11/4/04                              AAA             68           67,901
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $300,570)                                         300,568
                                                                 -----------

TOTAL INVESTMENTS--101.0%
  (Identified cost $9,833,649)                                    10,902,744(a)
  Other assets and liabilities, net--(1.0)%                         (112,808)
                                                                 -----------
NET ASSETS--100.0%                                               $10,789,936
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,432,889 and gross depreciation of $447,468 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $9,917,323.
(b) Non-income producing.
See Notes to Schedules of Investments

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE ($)
                                          --------   -------     -----------
AGENCY MORTGAGE-BACKED SECURITIES--3.2%
  Fannie Mae 6%, 5/1/32                      AAA     $    23     $    23,911
  Fannie Mae 6%, 5/1/33                      AAA         250         259,559
  Fannie Mae 5.50%, 7/1/33                   AAA         182         184,609
  Fannie Mae 6%, 11/1/33                     AAA         167         173,251
                                                                 -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $640,218)                                         641,330
                                                                 -----------
AGENCY NON MORTGAGE-BACKED SECURITIES--0 4%
  Freddie Mac 5.50%, 7/15/06                 AAA          75          78,589
                                                                 -----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $81,032)                                           78,589
                                                                 -----------
DOMESTIC CORPORATE BONDS--68.6%
ADVERTISING--0.7%
  Dex Media, Inc. 8%, 11/15/13               B           125         131,875
                                                                 -----------
AEROSPACE & DEFENSE--1.4%
  DRS Technologies, Inc. 6.875%, 11/1/13     B            50          52,250
  Esterline Technologies Corp. 7.75%,
    6/15/13                                  B+           60          64,500
  Raytheon Co. 4.85%, 1/15/11                BBB-        150         153,986
                                                                 -----------
                                                                     270,736
                                                                 -----------
AIRLINES--0.1%
  Continental Airlines, Inc. Series 974B
    6.90%, 1/2/17                            BB+          24          18,909
                                                                 -----------
APPAREL RETAIL--0.1%
  J Crew Intermediate LLC 0%, 5/15/08 (d)    CCC          30          27,600
                                                                 -----------
AUTO PARTS & EQUIPMENT--1.3%
  Delco Remy International, Inc. 11%,
    5/1/09                                   CCC+         80          84,400
  Eagle-Picher Industries, Inc. 9.75%,
    9/1/13                                   B-           40          41,000
  JB Poindexter & Co., Inc. 144A 8.75%,
    3/15/14 (b)                              B-           70          74,375
  Stanadyne Corp. 144A 10%, 8/15/14 (b)      B            25          26,125
  TRW Automotive, Inc. 9.375%, 2/15/13       BB-          22          25,245
                                                                 -----------
                                                                     251,145
                                                                 -----------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
AUTOMOBILE MANUFACTURERS--0.3%
  General Motors Corp. 7.125%, 7/15/13 (g)   BBB     $    50     $    52,194
                                                                 -----------
BROADCASTING & CABLE TV--6.8%
  Allbritton Communications Co. 7.75%,
    12/15/12                                 B-          130         135,200
  Block Communications, Inc. 9.25%,
    4/15/09                                  B-           25          26,562
  Charter Communications Holdings
    LLC/Charter Communication Holdings
    Capital Corp. 10%, 4/1/09                CCC-         85          69,275
  Charter Communications Holdings
    LLC/Charter Communication Holdings
    Capital Corp. 10.25%, 9/15/10            CCC-        100         102,625
  Clear Channel Communications, Inc.
    4.625%, 1/15/08                          BBB-         50          50,917
  Comcast Corp. 5.85%, 1/15/10               BBB          25          26,607
  CSC Holdings, Inc. Series B 8.125%,
    8/15/09                                  BB-         100         106,750
  DIRECTV Holdings LLC/DIRECTV Financing
    Co., Inc. 8.375%, 3/15/13                BB-          75          85,687
  Echostar DBS Corp. 9.125%, 1/15/09         BB-          33          36,878
  Echostar DBS Corp. 6.375%, 10/1/11         BB-          15          15,263
  Emmis Operating Co. 6.875%, 5/15/12        B-          100         104,250
  Fisher Communications, Inc. 144A
    8.625%, 9/15/14 (b)                      B-           25          26,125
  Insight Communications Co., Inc. 0%,
    2/15/11 (d)                              B-          150         141,000
  Mediacom LLC/Mediacom Capital Corp.
    9.50%, 1/15/13                           B            50          48,375
  Mediacom LLC/Mediacom Capital Corp.
    Series B 8.50%, 4/15/08                  B           150         154,125
  Paxson Communications Corp. 10.75%,
    7/15/08                                  CCC         100         101,000

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
BROADCASTING & CABLE TV (CONTINUED)
  Sinclair Broadcast Group, Inc. 8.75%,
    12/15/11                                 B       $    50     $    54,500
  Sinclair Broadcast Group, Inc. 8%,
    3/15/12                                  B            75          78,188
                                                                 -----------
                                                                   1,363,327
                                                                 -----------
BUILDING PRODUCTS--0.4%
  Jacuzzi Brands, Inc. 9.625%, 7/1/10        B            80          88,800
                                                                 -----------
CASINOS & GAMING--3.6%
  Boyd Gaming Corp. 8.75%, 4/15/12           B+          100         112,000
  Ceasars Entertainment, Inc. 7.50%,
    9/1/09                                   BB+          25          28,312
  Isle of Capri Casinos, Inc. 9%, 3/15/12    B            50          55,750
  Isle of Capri Casinos, Inc. 7%, 3/1/14     B           100         101,000
  MGM Mirage, Inc. 144A 6.75%, 9/1/12 (b)    BB+          70          72,800
  Penn National Gaming, Inc. 6.875%, 12/1/11 B            45          46,575
  River Rock Entertainment Authority
    9.75%, 11/1/11                           B+          100         105,750
  Seneca Gaming Corp. 144A 7.25%,
    5/1/12 (b)                               BB-          25          25,937
  Station Casinos, Inc. 6.50%, 2/1/14        B+          100         102,250
  Turning Stone Casino Resort Enterprise
    144A 9.125%, 12/15/10 (b)                B+           30          32,550
  Venetian Casino Resort LLC 11%, 6/15/10    B            25          29,063
                                                                 -----------
                                                                     711,987
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.4%
  Corning, Inc. 7%, 3/15/07                  BB+          35          35,175
  Corning, Inc. 5.90%, 3/15/14               BB+          50          49,121
                                                                 -----------
                                                                      84,296
                                                                 -----------
CONSTRUCTION & ENGINEERING--0.5%
  McDermott (J Ray) SA 144A 11%,
    12/15/13 (b)                             CCC+         40          43,700


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
CONSTRUCTION & ENGINEERING (CONTINUED)
  Shaw Group, Inc. (The) 10.75%, 3/15/10     BB-     $    50     $    52,750
                                                                 -----------
                                                                      96,450
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
  AGCO Corp. 9.50%, 5/1/08                   BB-          25          27,125
  Case New Holland, Inc. 144A 9.25%,
    8/1/11 (b)                               BB-          75          84,375
  Cummins, Inc. 9.50%, 12/1/10               BB+          50          58,000
  Trinity Industries, Inc. 6.50%, 3/15/14    BB-          40          39,600
                                                                 -----------
                                                                     209,100
                                                                 -----------
CONSUMER FINANCE--0.3%
  Ford Motor Credit Co. 7.25%, 10/25/11 (g)  BBB-         50          54,107
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--1 1%
  Iron Mountain, Inc. 7.75%, 1/15/15         B           200         213,000
                                                                 -----------
DEPARTMENT STORES--0.7%
  Penney (J.C.) Co., Inc. 6.875%, 10/15/15   BB+          80          85,600
  Saks, Inc. 9.875%, 10/1/11                 BB           50          59,750
                                                                 -----------
                                                                     145,350
                                                                 -----------
DIVERSIFIED CHEMICALS--1.0%
  Hercules, Inc. 144A 6.75%, 10/15/29 (b)    B+          150         153,750
  Huntsman LLC 144A 11.50%, 7/15/12 (b)      CCC+         40          44,350
                                                                 -----------
                                                                     198,100
                                                                 -----------
DIVERSIFIED METALS & MINING--0.4%
  Peabody Energy Corp. 5.875%, 4/15/16       BB-          90          89,325
                                                                 -----------
DRUG RETAIL--0.7%
  Couche-Tard U.S. LP/Couche-Tard Finance
    Corp. 7.50%, 12/15/13                    B            65          69,550
  Rite Aid Corp. 8.125%, 5/1/10              B+           75          79,125
                                                                 -----------
                                                                     148,675
                                                                 -----------
ELECTRIC UTILITIES--1.6%
  Midwest Generation LLC 8.75%, 5/1/34       B-           75          82,125
  Pacific Gas & Electric Co. 4.80%, 3/1/14   BBB          50          49,628
  TECO Energy, Inc. 7.50%, 6/15/10           BB           40          43,400

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
  Virginia Electric and Power Co. 4.50%,
    12/15/10 (g)                             BBB+    $   150     $   150,257
                                                                 -----------
                                                                     325,410
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
  Communications and Power Industries,
    Inc. 8%, 2/1/12                          B-          175         183,750
                                                                 -----------
ENVIRONMENTAL SERVICES--0.5%
  Allied Waste North America 7.875%,
    4/15/13                                  BB-          75          79,500
  Allied Waste North America 6.125%,
    2/15/14                                  BB-          20          18,750
                                                                 -----------
                                                                      98,250
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
  IMC Global, Inc. Series B 11.25%, 6/1/11   B+           50          59,250
  Terra Capital, Inc. 11.50%, 6/1/10         B-           35          39,725
  United Industries Corp. Series B 9.875%,
    4/1/09                                   B-           35          36,750
                                                                 -----------
                                                                     135,725
                                                                 -----------
FOOD DISTRIBUTORS--0.2%
  Le-Natures, Inc. 144A 10%, 6/15/13 (b)     B-           40          42,800
                                                                 -----------
FOOD RETAIL--1.2%
  Pinnacle Foods Holdings Corp. 144A
    8.25%, 12/1/13 (b)                       B            25          23,687
  Pinnacle Foods Holdings Corp. 144A
    8.25%, 12/1/13 (b)                       B           125         118,438
  Stater Brothers Holdings, Inc. 144A
    8.125%, 6/15/12 (b)                      BB-         100         105,250
                                                                 -----------
                                                                     247,375
                                                                 -----------
GAS UTILITIES--1.3%
  SEMCO Energy, Inc. 7.125%, 5/15/08         BB-         125         132,500
  Sonat, Inc. 7.625%, 7/15/11                CCC+         25          24,750
  Suburban Propane Partners LP/Suburban
    Energy Finance Corp. 6.875%, 12/15/13    B           100         103,500
                                                                 -----------
                                                                     260,750
                                                                 -----------
HEALTH CARE DISTRIBUTORS--0.4%
  AmeriPath, Inc. 10.50%, 4/1/13             B-           75          76,875
                                                                 -----------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
HEALTH CARE EQUIPMENT--0.7%
  Fisher Scientific International, Inc.
    8%, 9/1/13                               BB+     $    10     $    11,250
  Medex, Inc. 8.875%, 5/15/13                B-           70          76,650
  PerkinElmer, Inc. 8.875%, 1/15/13          BB-          50          56,750
                                                                 -----------
                                                                     144,650
                                                                 -----------
HEALTH CARE FACILITIES--2.0%
  Beverly Enterprises, Inc. 144A 7.875%,
    6/15/14 (b)                              B           100         107,500
  Hanger Orthopedic Group, Inc. 10.375%,
    2/15/09                                  B-           75          69,375
  National Nephrology Associates, Inc.
    144A 9%, 11/1/11 (b)                     B            25          29,031
  Tenet Healthcare Corp. 7.375%, 2/1/13      B-           50          47,250
  Tenet Healthcare Corp. 144A 9.875%,
    7/1/14 (b)                               B-           50          52,500
  Triad Hospitals, Inc. 7%, 11/15/13         B            50          51,125
  Vanguard Health Systems, Inc. 144A
    9%, 10/1/14 (b)                          CCC+         50          50,375
                                                                 -----------
                                                                     407,156
                                                                 -----------
HOMEBUILDING--0.7%
  Beazer Homes USA, Inc. 8.375%, 4/15/12     BB           25          27,750
  Beazer Homes USA, Inc. 6.50%, 11/15/13     BB           30          30,750
  Horton (D.R.), Inc. 6.875%, 5/1/13         BB+          25          27,437
  William Lyons Homes, Inc. 10.75%, 4/1/13   B            50          58,000
                                                                 -----------
                                                                     143,937
                                                                 -----------
HOTELS, RESORTS & CRUISE LINES--1.6%
  Gaylord Entertainment Co. 8%, 11/15/13     B-          125         132,187
  Hard Rock Hotel, Inc. 8.875%, 6/1/13       B           125         135,313
  Hilton Hotels Corp. 8.25%, 2/15/11         BBB-         25          29,531
  Host Marriott Corp. Series B 7.875%,
    8/1/08                                   B+           19          19,641
                                                                 -----------
                                                                     316,672
                                                                 -----------

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
HOUSEHOLD APPLIANCES--0.4%
  Fedders North America, Inc. 9.875%,
    3/1/14                                   CCC+    $   100     $    83,750
                                                                 -----------
HOUSEHOLD PRODUCTS--0.8%
  JohnsonDiversey, Inc. Series B 9.625%,
    5/15/12                                  B            25          28,125
  Rayovac Corp. 8.50%, 10/1/13               B-          125         136,250
                                                                 -----------
                                                                     164,375
                                                                 -----------
INDUSTRIAL GASES--0.6%
  Airgas, Inc. 6.25%, 7/15/14                B+          125         125,625
                                                                 -----------
INDUSTRIAL MACHINERY--0.5%
  Manitowoc Co., Inc. (The) 7.125%,
    11/1/13                                  B+          100         106,250
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--2 4%
  Cincinnati Bell, Inc. 8.375%, 1/15/14      B-           75          68,812
  MCI, Inc. 5.908%, 5/1/07                   B(c)         28          27,540
  MCI, Inc. 6.688%, 5/1/09                   B(c)         28          26,778
  MCI, Inc. 7.735%, 5/1/14                   B(c)         24          22,567
  Qwest Capital Funding, Inc. 7.90%,
    8/15/10                                  B           165         153,037
  Qwest Communications International 144A
    5.211%, 2/15/09 (b)(d)                   B            15          14,362
  Qwest Communications International 144A
    7.25%, 2/15/11 (b)                       B            15          14,288
  Qwest Corp. 144A 7.875%, 9/1/11 (b)        BB-          75          78,188
  Qwest Services Corp. 144A 13.75%,
    12/15/10 (b)                             B            55          64,488
                                                                 -----------
                                                                     470,060
                                                                 -----------
IT CONSULTING & OTHER SERVICES--0.3%
  Titan Corp. 8%, 5/15/11                    B            50          52,250
                                                                 -----------
LEISURE FACILITIES--0.1%
  Six Flags, Inc. 9.50%, 2/1/09              CCC+         25          24,562
                                                                 -----------
MANAGED HEALTH CARE--0.6%
  PacifiCare Health Systems, Inc. 10.75%,
    6/1/09                                   BBB-         16          18,520
  UnitedHealth Group, Inc. 4.875%, 4/1/13    A           100         101,283
                                                                 -----------
                                                                     119,803
                                                                 -----------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
METAL & GLASS CONTAINERS--3.1%
  Anchor Glass Container Corp. 11%,
    2/15/13                                  B+      $    50     $    57,250
  BWAY Corp. 10%, 10/15/10                   B-           50          55,000
  Constar International, Inc. 11%,
    12/1/12                                  B            60          57,000
  Crown Cork & Seal Co., Inc. 7.375%,
    12/15/26                                 B           150         134,250
  Graham Packaging Co., Inc. Series B
    10.75%, 1/15/09 (d)                      CCC+         55          57,337
  Graham Packing 144A 8.50%,
    10/15/12 (b)(h)(i)                       CCC+         35          35,875
  Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09                          BB-          60          65,550
  Owens-Brockway Glass Container, Inc.
    7.75%, 5/15/11                           BB-         125         133,750
  Plastipak Holdings, Inc. 10.75%, 9/1/11    B+           25          28,000
                                                                 -----------
                                                                     624,012
                                                                 -----------
MOVIES & ENTERTAINMENT--1.8%
  AMC Entertainment, Inc. 144A 8%,
    3/1/14 (b)                               CCC+        125         118,125
  Carmike Cinemas, Inc. 7.50%, 2/15/14       CCC+         60          61,050
  Cinemark USA, Inc. 9%, 2/1/13              B-           50          56,125
  LCE Acquisition Corp. 144A 9%,
    8/1/14 (b)                               CCC+         40          41,500
  Warner Music Group 144A 7.375%,
    4/15/14 (b)                              B-           70          72,800
                                                                 -----------
                                                                     349,600
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--4.4%
  AES Corp. (The) 144A 8.75%, 5/15/13 (b)    B+           75          84,937
  Calpine Corp. 144A 8.50%, 7/15/10 (b)      B           125          95,313
  Duke Energy Corp. Series B 5.375%,
    1/1/09                                   BBB         150         157,839
  Dynegy Holdings, Inc. 6.875%, 4/1/11       CCC+         65          62,238
  Dynegy Holdings, Inc. 144A 9.875%,
    7/15/10 (b)                              B-          100         113,500
  Mission Energy Holding Co. 13.50%,
    7/15/08                                  CCC         100         127,000

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
MULTI-UTILITIES & UNREGULATED POWER (CONTINUED)
  NRG Energy, Inc. 144A 8%, 12/15/13 (b)     B+      $   125     $   134,531
  Reliant Resources, Inc. 9.50%, 7/15/13     B           100         109,125
                                                                 -----------
                                                                     884,483
                                                                 -----------
OIL & GAS DRILLING--0.3%
  Pride International, Inc. 144A 7.375%,
    7/15/14 (b)                              BB-          60          66,900
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  Hanover Compressor Co. 8.625%,
    12/15/10                                 B           100         109,000
  Hanover Compressor Co. 9%, 6/1/14          B            25          27,562
  Key Energy Services, Inc. 6.375%, 5/1/13   B            80          79,600
  Offshore Logistic, Inc. 6.125%, 6/15/13    BB+          75          76,500
                                                                 -----------
                                                                     292,662
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--2.5%
  Chesapeake Energy Corp. 7.75%, 1/15/15     BB-         100         109,500
  Exco Resources, Inc. 7.25%, 1/15/11        B           150         159,750
  Houston Exploration Co. 7%, 6/15/13        B+           75          78,938
  KCS Energy, Inc. 7.125%, 4/1/12            B-           75          78,750
  Magnum Hunter Resources, Inc. 9.60%,
    3/15/12                                  B+           16          18,160
  Range Resources Corp. 7.375%, 7/15/13      B            60          63,300
                                                                 -----------
                                                                     508,398
                                                                 -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.1%
  El Paso Corp. 7%, 5/15/11                  CCC+         80          77,600
  Ferrellgas Partners L.P. 6.75%, 5/1/14     BB-          50          51,250
  Williams Cos., Inc. (The) 7.875%, 9/1/21   B+           75          83,625
                                                                 -----------
                                                                     212,475
                                                                 -----------
PACKAGED FOODS & MEATS--2.5%
  B&G Foods, Inc. Series D 9.625%, 8/1/07    CCC+        125         128,250


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
PACKAGED FOODS & MEATS (CONTINUED)
  Chiquita Brands International, Inc.
    144A 7.50%, 11/1/14 (b)                  B       $    65     $    65,325
  Del Monte Corp. 8.625%, 12/15/12           B            35          39,113
  Dole Foods Co., Inc. 8.875%, 3/15/11       B+          200         218,500
  Land O Lakes, Inc. 144A 9%, 12/15/10 (b)   B            40          41,850
                                                                 -----------
                                                                     493,038
                                                                 -----------
PAPER PACKAGING--0.6%
  Jefferson Smurfit Corp. 8.25%, 10/1/12     B            25          27,688
  Jefferson Smurfit Corp. 7.50%, 6/1/13      B            70          74,200
  Longview Fibre Co. 10%, 1/15/09            B+           25          27,375
                                                                 -----------
                                                                     129,263
                                                                 -----------
PAPER PRODUCTS--1.7%
  Bowater, Inc. 6.50%, 6/15/13               BB           75          73,147
  Buckeye Technologies, Inc. 8%, 10/15/10    B            75          73,875
  Georgia-Pacific Corp. 8.25%, 3/1/23        BB+         100         103,500
  Solo Cup Co. 8.50%, 2/15/14                B-          100          99,000
                                                                 -----------
                                                                     349,522
                                                                 -----------
PERSONAL PRODUCTS--1.4%
  Elizabeth Arden, Inc. 7.75%, 1/15/14       B-          175         184,625
  Playtex Products, Inc. 9.375%, 6/1/11      CCC+        100         103,000
                                                                 -----------
                                                                     287,625
                                                                 -----------
PHARMACEUTICALS--0.5%
  Alpharma, Inc. 144A 8.625%, 5/1/11 (b)     B-           90          92,700
                                                                 -----------
PUBLISHING & PRINTING--0.7%
  Dex Media West LLC/Dex Media West
    Finance Co. Series B 9.875%, 8/15/13     B            48          56,640
  Houghton Mifflin Co. 8.25%, 2/1/11         B-           75          78,750
                                                                 -----------
                                                                     135,390
                                                                 -----------

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
RAILROADS--0.5%
  Union Pacific Corp. 3.625%, 6/1/10         BBB     $   100     $    96,395
                                                                 -----------
REITS--0.3%
  Host Marriott LP Series G 9.25%,
    10/1/07                                  B+           50          56,250
                                                                 -----------
RESTAURANTS--0.8%
  Denny's Corp. 144A 10%, 10/1/12 (b)(h)(i)  CCC+         15          15,131
  Dominos, Inc. 8.25%, 7/1/11                B-           29          31,538
  Friendly Ice Cream Corp. 8.375%,
    6/15/12                                  B-           90          86,850
  O'Charley's, Inc. 9%, 11/1/13              B            25          26,375
                                                                 -----------
                                                                     159,894
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--0.3%
  Amkor Technology, Inc. 7.125%, 3/15/11     B            70          57,750
                                                                 -----------
SEMICONDUCTORS--0.5%
  Freescale Semiconductor, Inc. 144A
    4.38%, 7/15/09 (b)(d)                    BB+          50          51,500
  Freescale Semiconductor, Inc. 144A
    7.125%, 7/15/14 (b)                      BB+          50          52,250
                                                                 -----------
                                                                     103,750
                                                                 -----------
SPECIALTY CHEMICALS--0.7%
  Crompton Corp. 144A 9.875%, 8/1/12 (b)     B            75          79,125
  Huntsman International Holdings LLC 0%,
    12/31/09                                 CCC+        100          53,500
                                                                 -----------
                                                                     132,625
                                                                 -----------
SPECIALTY STORES--0.3%
  Cole National Group 8.875%, 5/15/12        B            45          51,188
                                                                 -----------
TEXTILES--0.7%
  INVISTA 144A 9.25%, 5/1/12 (b)             B+          125         134,063
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS--0.3%
  United Rentals North America, Inc.
    7.75%, 11/15/13                          B+           60          56,550
                                                                 -----------
WATER UTILITIES--0.5%
  Sensus Metering Systems 8.625%, 12/15/13   B-          105         107,625
                                                                 -----------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES--3.3%
  Airgate PCS, Inc. 9.375%, 9/1/09           CCC-    $    75     $    76,500
  Airgate PCS, Inc. 144A 9.375%,
    9/1/09 (b)                               CCC-         25          25,500
  Centennial Celluar Operating
    Co./Centennial Communications Corp.
    10.125%, 6/15/13                         CCC         125         132,188
  Dobson Communications Corp. 8.875%,
    10/1/13                                  CCC+        100          65,000
  Nextel Communications, Inc. 7.375%,
    8/1/15                                   BB           40          43,200
  Nextel Partners, Inc. 8.125%, 7/1/11       B-          150         159,750
  Rural Cellular Corp. 9.875%, 2/1/10        CCC          50          49,750
  TeleCorp PCS, Inc. 10.625%, 7/15/10        BBB          58          64,420
  Ubiquitel Operating Co. 144A 9.875%,
    3/1/11 (b)(i)                            CCC          15          15,694
  Western Wireless Corp. 9.25%, 7/15/13      CCC          25          25,625
                                                                 -----------
                                                                     657,627
                                                                 -----------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $13,268,700)                                   13,724,786
                                                                 -----------
FOREIGN CORPORATE BONDS(f)--3.4%
CANADA--2.6%
  Ainsworth Lumber Co. Ltd. 144A 7.25%,
    10/1/12 (b)                              B+           25          25,375
  Biovail Corp. 7.875%, 4/1/10               BB-         125         128,125
  CHC Helicopter Corp. 7.375%, 5/1/14        B            50          52,375
  Jean Coutu Group (PJC) (The), Inc. 144A
    8.50%, 8/1/14 (b)                        B            70          69,825
  Norske Skog Canada Ltd. 7.375%, 3/1/14     BB          100         105,000
  Nova Chemicals Corp. 6.50%, 1/15/12        BB+          75          77,812
  Stone Container Finance Canada 144A
    7.375%, 7/15/14 (b)                      B            15          15,788

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
FOREIGN CORPORATE BONDS (CONTINUED)
CANADA (CONTINUED)
  Tembec Industries, Inc. 7.75%, 3/15/12     BB-     $    50     $    50,500
                                                                 -----------
                                                                     524,800
                                                                 -----------
FRANCE--0.3%
  Rhodia SA 8.875%, 6/1/11                   CCC+         75          65,625
                                                                 -----------
IRELAND--0.4%
  Eircom Funding 8.25%, 8/15/13              BB-          50          55,000
  JSG Funding plc 9.625%, 10/1/12            B            25          28,375
                                                                 -----------
                                                                      83,375
                                                                 -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $657,814)                                         673,800
                                                                 -----------
DOMESTIC CONVERTIBLE BONDS--12.3%
ADVERTISING--0.3%
  Lamar Advertising Co. Cv. 2.875%,
    12/31/10                                 B            50          54,500
                                                                 -----------
AEROSPACE & DEFENSE--0.8%
  Alliant Techsystems, Inc. Cv. 2.75%,
    2/15/24                                  B           125         128,437
  Lockheed Martin Cv. 1.461%, 8/15/33 (d)    BBB          25          25,732
                                                                 -----------
                                                                     154,169
                                                                 -----------
APPLICATION SOFTWARE--0.5%
  Mentor Graphics Corp. Cv. 6.875%,
    6/15/07                                  NR          100         103,750
                                                                 -----------
BIOTECHNOLOGY--0.5%
  Amylin Pharmaceuticals, Inc. Cv. 2.50%,
    4/15/11                                  NR           65          62,075
  Invitrogen Corp. Cv. 1.50%, 2/15/24        NR           50          44,437
                                                                 -----------
                                                                     106,512
                                                                 -----------
BROADCASTING & CABLE TV--0.6%
  Liberty Media Corp. Cv. 3.25%, 3/15/31     BBB-        125         113,281
  Sinclair Broadcast Group, Inc. Cv.
    4.875%, 7/15/18 (d)                      B            15          13,669
                                                                 -----------
                                                                     126,950
                                                                 -----------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CONVERTIBLE BONDS (CONTINUED)
CASINOS & GAMING--0.6%
  International Game Technology Cv. 0%,
    1/29/33                                  BBB     $   150     $   119,250
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.1%
  Corning, Inc. Cv. 3.50%, 11/1/08           BB+          20          23,600
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--0.7%
  EMC Corp. Cv. 4.50%, 4/1/07                BBB         125         135,156
                                                                 -----------
CONSTRUCTION & ENGINEERING--0.3%
  Fluor Corp.  Cv. 1.50%, 2/15/24            BBB+         65          67,844
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  Agco Corp. Cv. 1.75%, 12/31/33             BB-         100         121,125
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--0 6%
  DST Systems, Inc. Cv. 4.125%, 8/15/23      NR          100         120,125
                                                                 -----------
HEALTH CARE EQUIPMENT--1.5%
  Fisher Scientific International, Inc.
    Cv. 2.50%, 10/1/23                       BBB-        150         214,500
  Medtronic, Inc. Cv. 1.25%, 9/15/21         AA-          75          76,875
                                                                 -----------
                                                                     291,375
                                                                 -----------
HEALTH CARE FACILITIES--0.7%
  Lifepoint Hospital Holdings, Inc. Cv
    4.50%, 6/1/09                            B(c)         75          74,625
  Universal Health Services, Inc. Cv
    0.426%, 6/23/20                          BBB         100          58,000
                                                                 -----------
                                                                     132,625
                                                                 -----------
HEALTH CARE SERVICES--0.2%
  SFBC International, Inc. Cv. 144A
    2.25%, 8/15/24 (b)                       NR           50          48,500
                                                                 -----------
HEALTH CARE SUPPLIES--0.6%
  Advanced Medical Optics Cv. 144A
    2.50%, 7/15/24 (b)                       B           100         110,000
                                                                 -----------
MOVIES & ENTERTAINMENT--0.6%
  Walt Disney Co. (The) Cv. 2.125%,
    4/15/23                                  BBB+        125         128,281
                                                                 -----------
OFFICE ELECTRONICS--0.2%
  Maxtor Corp. Cv. 6.80%, 4/30/10            B(c)         40          40,550
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--0.6%
  Schlumberger Ltd. Cv. 1.50%, 6/1/23        A+          100         109,500
                                                                 -----------

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
DOMESTIC CONVERTIBLE BONDS (CONTINUED)
PACKAGED FOODS & MEATS--0.4%
  Nestle Holding, Inc. Series WW Cv
    3%, 5/9/05                               AAA     $    80     $    84,400
                                                                 -----------
PHARMACEUTICALS--0.9%
  Watson Pharmaceutical, Inc. Cv. 1.75%,
    3/15/23                                  BBB-        175         173,688
                                                                 -----------
SEMICONDUCTORS--1.0%
  LSI Logic Corp. Cv. 4%, 5/15/10            B           100          89,875
  RF Micro Devices, Inc. Cv. 1.50%,
    7/1/10                                   B-          100         109,625
                                                                 -----------
                                                                     199,500
                                                                 -----------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $2,447,543)                                     2,451,400
                                                                 -----------
FOREIGN CONVERTIBLE BONDS(f)--2.3%
CANADA--1.3%
  Fairmont Hotels & Resorts, Inc. Cv
    3.75%, 12/1/23                           NR          100         104,125
  Placer Dome, Inc. Cv. 144A 2.75%,
    10/15/23 (b)                             BBB+        125         154,531
                                                                 -----------
                                                                     258,656
                                                                 -----------
ISRAEL--0.5%
  Teva Pharmaceutical Finance LLC Class A
    Cv. 0.50%, 2/1/24                        BBB          25          24,032
  Teva Pharmaceutical Finance NV Cv
    0.375%, 11/15/22                         BBB          55          70,881
                                                                 -----------
                                                                      94,913
                                                                 -----------
UNITED STATES--0.5%
  Tyco International Group SA Cv. 2.75%,
    1/15/18                                  BBB          75         105,094
                                                                 -----------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $405,271)                                         458,663
                                                                 -----------


                                                     SHARES         VALUE
                                                    --------     -----------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--6.4%
ADVERTISING--0.4%
  Interpublic Group of Cos., Inc. Series A
    Cv. Pfd 5.375%                                     2,000          83,060
                                                                 -----------
AEROSPACE & DEFENSE--0.4%
  Northrop Grumman Corp. Cv. Pfd. 7.56%                  700          72,415
                                                                 -----------
AUTOMOBILE MANUFACTURERS--0.3%
  Ford Motor Co. Cv. Pfd. 6.50%                        1,000          52,280
                                                                 -----------


                                                     SHARES         VALUE
                                                    --------     -----------
DOMESTIC CONVERTIBLE PREFERRED STOCKS (CONTINUED)
BROADCASTING & CABLE TV--0.3%
  Sinclair Broadcasting Group, Inc. Series D
    Cv. Pfd. 6%                                        1,500     $    60,345
                                                                 -----------
DISTILLERS & VINTNERS--0.6%
  Constellation Brands, Inc. Series A Cv. Pfd.
    5.75%                                              4,000         131,000
                                                                 -----------
ELECTRIC UTILITIES--0.6%
  FPL Group, Inc. Cv. Pfd. 8%                          2,000         111,940
                                                                 -----------
FOOD RETAIL--0.6%
  Albertson's Inc. Cv. Pfd. 7.50%                      5,000         129,500
                                                                 -----------
HEALTH CARE DISTRIBUTORS--0.4%
  Omnicare, Inc. Cv. Pfd. 4%                           1,500          71,250
                                                                 -----------
MULTI-SECTOR HOLDINGS--0.3%
  Prudential Financial, Inc. Cv. Pfd. 6.75% (e)        1,000          69,820
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
  Dominion Resources, Inc. Cv. Pfd. 9.50%              1,400          76,370
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
  Chesapeake Energy Corp. Cv. Pfd. 6%                  3,000         240,375
                                                                 -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0 2%
  Williams Cos, Inc. Cv. Pfd. 5.50%                      600          42,450
                                                                 -----------
PAPER PACKAGING--0.4%
  Temple-Inland, Inc. Cv. Pfd. 7.50%                   1,400          79,212
                                                                 -----------
PHARMACEUTICALS--0.3%
  Schering-Plough Corp. Cv. Pfd. 6% (e)                1,200          63,540
                                                                 -----------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
  (Identified cost $1,238,525)                                     1,283,557
                                                                 -----------
FOREIGN CONVERTIBLE PREFERRED STOCKS(f)--0.1%
PROPERTY & CASUALTY INSURANCE--0.1%
  XL Capial Ltd. Cv. Pfd. 6.50% (Bermuda)              1,000          24,710
                                                                 -----------
TOTAL FOREIGN CONVERTIBLE PREFERRED STOCKS
  (Identified cost $25,000)                                           24,710
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--96.7%
  (Identified cost $18,764,103)                                   19,336,835
                                                                 -----------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------   -------     -----------
SHORT-TERM OBLIGATIONS--2.7%
FEDERAL AGENCY SECURITIES--2.7%
  FHLB 1.50%, 10/1/04                        A-1+        538         538,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $538,000)                                         538,000
                                                                 -----------

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES


TOTAL INVESTMENTS--99.4%
  (Identified cost $19,302,103)                                   19,874,835(a)
  Other assets and liabilities, net--0.6%                            117,211
                                                                 -----------
NET ASSETS--100.0%                                               $19,992,046
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $880,022 and gross depreciation of $313,059 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $19,307,872.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $3,045,633 or 15.3% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Foreign Corporate Bonds, Foreign Convertible Bonds and Foreign Convertible Preferred Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
(g) All or a portion segregated as collateral for when-issued securities and a delayed delivery transaction.
(h) This security is a when-issued security.
(i) This security has a delayed delivery settlement date.
See Notes to Schedules of Investments

                  PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS--88.2%
AEROSPACE & DEFENSE--0.3%
  Honeywell International, Inc.                       6,000      $   215,160
                                                                 -----------
AGRICULTURAL PRODUCTS--0.3%
  Archer-Daniels-Midland Co.                         13,217          224,425
                                                                 -----------
AIR FREIGHT & COURIERS--1.0%
  United Parcel Service, Inc. Class B                 8,800          668,096
                                                                 -----------
ALUMINUM--1.5%
  Alcoa, Inc.                                        29,930        1,005,349
                                                                 -----------
APPAREL RETAIL--1.1%
  Gap, Inc. (The)                                    38,938          728,141
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.4%
  Bank of New York Co., Inc. (The)                   23,282          679,136
  Mellon Financial Corp.                             33,794          935,756
                                                                 -----------
                                                                   1,614,892
                                                                 -----------
BROADCASTING & CABLE TV--2.7%
  Clear Channel Communications,
    Inc.                                             22,461          700,109
  Comcast Corp. Special Class A (b)                  37,762        1,054,315
  Cox Communications, Inc. Class A (b)                3,500          115,955
                                                                 -----------
                                                                   1,870,379
                                                                 -----------
COMMUNICATIONS EQUIPMENT--3.0%
  Corning, Inc. (b)                                  28,143          311,824
  Motorola, Inc.                                     97,520        1,759,261
                                                                 -----------
                                                                   2,071,085
                                                                 -----------
COMPUTER HARDWARE--1.8%
  Apple Computer, Inc. (b)                           27,482        1,064,927
  International Business Machines
    Corp.                                             1,500          128,610
                                                                 -----------
                                                                   1,193,537
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.8%
  EMC Corp. (b)                                     106,615        1,230,337
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.5%
  Caterpillar, Inc.                                   7,533          606,030
  Deere & Co.                                        27,271        1,760,343
                                                                 -----------
                                                                   2,366,373
                                                                 -----------
CONSUMER FINANCE--0.1%
  MBNA Corp.                                          2,200           55,440
                                                                 -----------
DEPARTMENT STORES--0.1%
  Federated Department Stores, Inc.                   1,100           49,973
                                                                 -----------
DIVERSIFIED BANKS--3.8%
  Bank of America Corp.                              18,512          802,125
  U.S. Bancorp                                       15,344          443,442
  Wachovia Corp.                                     14,109          662,417
  Wells Fargo & Co.                                  11,940          711,982
                                                                 -----------
                                                                   2,619,966
                                                                 -----------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
DIVERSIFIED CHEMICALS--1.3%
  Du Pont (E.I.) de Nemours & Co.                    21,491      $   919,815
                                                                 -----------
DRUG RETAIL--0.6%
  CVS Corp.                                           9,700          408,661
                                                                 -----------
ELECTRIC UTILITIES--0.8%
  PG&E Corp. (b)                                      2,600           79,040
  Progress Energy, Inc.                              11,514          487,503
                                                                 -----------
                                                                     566,543
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
  Emerson Electric Co.                                7,401          458,048
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.9%
  Solectron Corp. (b)                               126,864          627,977
                                                                 -----------
ENVIRONMENTAL SERVICES--0.8%
  Waste Management, Inc.                             20,239          553,334
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
  Monsanto Co.                                        8,834          321,734
                                                                 -----------
FOOD RETAIL--0.9%
  Kroger Co. (The) (b)                               38,770          601,710
                                                                 -----------
FOOTWEAR--1.0%
  NIKE, Inc. Class B                                  8,608          678,310
                                                                 -----------
GENERAL MERCHANDISE STORES--0.8%
  Target Corp.                                       11,630          526,258
                                                                 -----------
GOLD--1.4%
  Newmont Mining Corp.                               20,211          920,207
                                                                 -----------
HEALTH CARE DISTRIBUTORS--1.0%
  Cardinal Health, Inc.                              14,900          652,173
                                                                 -----------
HEALTH CARE EQUIPMENT--1.4%
  Baxter International, Inc.                         27,817          894,595
  Guidant Corp.                                         900           59,436
                                                                 -----------
                                                                     954,031
                                                                 -----------
HOUSEHOLD PRODUCTS--1.0%
  Clorox Co. (The)                                    3,400          181,220
  Kimberly-Clark Corp.                                7,600          490,884
                                                                 -----------
                                                                     672,104
                                                                 -----------
HOUSEWARES & SPECIALTIES--0.4%
  Newell Rubbermaid, Inc.                            14,747          295,530
                                                                 -----------
INDUSTRIAL CONGLOMERATES--2.0%
  General Electric Co.                               41,400        1,390,212
                                                                 -----------
INDUSTRIAL GASES--1.0%
  Praxair, Inc.                                      16,646          711,450
                                                                 -----------
INDUSTRIAL MACHINERY--3.1%
  Eaton Corp.                                        14,274          905,114

                  PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY (CONTINUED)
  Illinois Tool Works, Inc.                           6,629      $   617,624
  Parker Hannifin Corp.                              10,257          603,727
                                                                 -----------
                                                                   2,126,465
                                                                 -----------
INTEGRATED OIL & GAS--4.9%
  Exxon Mobil Corp.                                  69,671        3,367,199
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.5%
  Qwest Communications
    International, Inc. (b)                          44,000          146,520
  SBC Communications, Inc.                           30,800          799,260
  Verizon Communications, Inc.                       36,437        1,434,889
                                                                 -----------
                                                                   2,380,669
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--1.8%
  Goldman Sachs Group, Inc. (The)                     4,100          382,284
  Merrill Lynch & Co., Inc.                          17,518          870,995
                                                                 -----------
                                                                   1,253,279
                                                                 -----------
MANAGED HEALTH CARE--0.8%
  CIGNA Corp.                                         8,300          577,929
                                                                 -----------
MOVIES & ENTERTAINMENT--2.8%
  Viacom, Inc. Class B                               19,389          650,695
  Walt Disney Co. (The)                              57,311        1,292,363
                                                                 -----------
                                                                   1,943,058
                                                                 -----------
MULTI-LINE INSURANCE--2.3%
  American International Group,
    Inc                                              18,204        1,237,690
  Hartford Financial Services
    Group, Inc. (The)                                 5,100          315,843
                                                                 -----------
                                                                   1,553,533
                                                                 -----------
OFFICE ELECTRONICS--1.5%
  Xerox Corp. (b)                                    71,747        1,010,198
                                                                 -----------
OIL & GAS DRILLING--0.4%
  GlobalSantaFe Corp.                                 9,200          281,980
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--2.8%
  Baker Hughes, Inc.                                 21,730          950,036
  Schlumberger Ltd.                                  14,194          955,398
                                                                 -----------
                                                                   1,905,434
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.6%
  Citigroup, Inc.                                    27,775        1,225,433
  J.P. Morgan Chase & Co.                            47,888        1,902,590
                                                                 -----------
                                                                   3,128,023
                                                                 -----------
PACKAGED FOODS & MEATS--3.3%
  Heinz (H.J.) Co.                                   10,900          392,618
  Kellogg Co.                                        13,522          576,849
  Kraft Foods, Inc. Class A                          39,900        1,265,628
                                                                 -----------
                                                                   2,235,095
                                                                 -----------
PAPER PRODUCTS--2.2%
  International Paper Co.                            36,984        1,494,523
                                                                 -----------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS--0.8%
  Gillette Co. (The)                                 12,497      $   521,625
                                                                 -----------
PHARMACEUTICALS--5.9%
  Abbott Laboratories                                11,963          506,753
  Bristol-Myers Squibb Co.                           14,200          336,114
  Merck & Co., Inc.                                  18,087          596,871
  Pfizer, Inc.                                       18,900          578,340
  Schering-Plough Corp.                              47,402          903,482
  Wyeth                                              28,688        1,072,931
                                                                 -----------
                                                                   3,994,491
                                                                 -----------
PHOTOGRAPHIC PRODUCTS--0.1%
  Eastman Kodak Co.                                   1,800           57,996
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--0.5%
  St. Paul Travelers Cos., Inc. (The)                11,013          364,090
                                                                 -----------
PUBLISHING & PRINTING--1.1%
  Tribune Co.                                        17,560          722,594
                                                                 -----------
RAILROADS--1.8%
  CSX Corp.                                          14,151          469,813
  Union Pacific Corp.                                13,147          770,414
                                                                 -----------
                                                                   1,240,227
                                                                 -----------
REGIONAL BANKS--0.3%
  Marshall & Ilsley Corp.                             4,600          185,380
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--0.2%
  Novellus Systems, Inc. (b)                          1,300           34,567
  Teradyne, Inc. (b)                                  9,624          128,962
                                                                 -----------
                                                                     163,529
                                                                 -----------
SEMICONDUCTORS--0.3%
  Texas Instruments, Inc.                            10,301          219,205
                                                                 -----------
SOFT DRINKS--1.7%
  Coca-Cola Co. (The)                                 1,600           64,080
  PepsiCo, Inc.                                      22,419        1,090,684
                                                                 -----------
                                                                   1,154,764
                                                                 -----------
SYSTEMS SOFTWARE--1.6%
  Microsoft Corp.                                    34,400          951,160
  VERITAS Software Corp. (b)                          8,200          145,960
                                                                 -----------
                                                                   1,097,120
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $55,398,033)                                   60,149,656
                                                                 -----------
FOREIGN  COMMON STOCKS(c)--5.6%
COMMUNICATIONS EQUIPMENT--0.5%
  Nortel Networks Corp. (Canada) (b)                 94,600          321,640
                                                                 -----------
DISTILLERS & VINTNERS--0.4%
  Diageo plc ADR (United Kingdom)                     4,800          242,064
                                                                 -----------
DIVERSIFIED BANKS--0.2%
  Mitsubishi Tokyo Financial Group,
    Inc. ADR (Japan)                                 18,200          151,788
                                                                 -----------

                  PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES


                                                    SHARES          VALUE
                                                    -------      -----------

FOREIGN  COMMON STOCKS (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
  Potash Corp. of Saskatchewan,
    Inc. (United States)                              6,736      $   432,249
                                                                 -----------
INDUSTRIAL CONGLOMERATES--1.6%
  Tyco International Ltd. (United
    States)                                          35,201        1,079,263
                                                                 -----------
PHARMACEUTICALS--1.5%
  Novartis AG ADR (Switzerland)                      21,600        1,008,072
                                                                 -----------
RAILROADS--0.8%
  Canadian National Railway Co.
    (Canada)                                         11,560          560,660
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,253,442)                                     3,795,736
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--93.8%
  (Identified cost $58,651,475)                                   63,945,392
                                                                 -----------


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------      -----------

SHORT-TERM OBLIGATIONS--6.2%
FEDERAL AGENCY SECURITIES--6.2%
  FHLB Discount Note 1.50%,
    10/1/04                              AAA          4,234        4,234,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,234,000)                                     4,234,000
                                                                 -----------

TOTAL INVESTMENTS--100.0%
  (Identified cost $62,885,475)                                   68,179,392(a)
  Other assets and liabilities, net--0.0%                             21,007
                                                                 -----------
NET ASSETS--100.0%                                               $68,200,399
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,323,259 and gross depreciation of $2,202,757 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $63,058,890.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)

                                                    SHARES        VALUE ($)
                                                    -------      -----------

DOMESTIC COMMON STOCKS--89.5%
ADVERTISING--1.7%
  Donnelley (R.H.) Corp. (b)                          3,000      $   148,080
  Interpublic Group of Cos., Inc.
    (The) (b)                                        18,800          199,092
                                                                 -----------
                                                                     347,172
                                                                 -----------
AGRICULTURAL PRODUCTS--1.8%
  Archer-Daniels-Midland Co.                         22,100          375,258
                                                                 -----------
APPAREL RETAIL--3.2%
  Foot Locker, Inc.                                  17,000          402,900
  Limited Brands                                      7,200          160,488
  Payless ShoeSource, Inc.                            8,800           89,144
                                                                 -----------
                                                                     652,532
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
  Hilfiger (Tommy) Corp. (b)                         17,800          175,686
                                                                 -----------
APPLICATION SOFTWARE--1.1%
  Cadence Design Systems, Inc.                       17,000          221,680
                                                                 -----------
AUTO PARTS & EQUIPMENT--2.0%
  Dana Corp.                                         23,400          413,946
                                                                 -----------
COMMERCIAL PRINTING--2.0%
  Donnelley (R.R.) & Sons Co.                        13,489          422,475
                                                                 -----------
COMMUNICATIONS EQUIPMENT--1.0%
  Avaya, Inc. (b)                                    15,100          210,494
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.4%
  Cummins, Inc.                                       4,000          295,560
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
  Computer Sciences Corp. (b)                         5,300          249,630
                                                                 -----------
DEPARTMENT STORES--2.4%
  Federated Department Stores, Inc.                   2,700          122,661
  May Department Stores Co. (The)                     8,100          207,603
  Penney (J.C.) Co., Inc.                             4,900          172,872
                                                                 -----------
                                                                     503,136
                                                                 -----------
DISTRIBUTORS--2.3%
  Genuine Parts Co.                                  12,600          483,588
                                                                 -----------
DIVERSIFIED CHEMICALS--2.6%
  Eastman Chemical Co.                               11,100          527,805
                                                                 -----------
ELECTRIC UTILITIES--4.0%
  Ameren Co.                                          9,100          419,965
  Northeast Utilities                                15,400          298,606
  Puget Energy, Inc.                                  4,500          102,150
                                                                 -----------
                                                                     820,721
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
  Hubbell, Inc. Class B                               8,800          394,504
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--4.4%
  IMC Global, Inc. (b)                               23,600          410,404


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS (CONTINUED)
  Monsanto Co.                                       13,500      $   491,670
                                                                 -----------
                                                                     902,074
                                                                 -----------
FOOD RETAIL--1.5%
  Albertson's, Inc.                                   4,600          110,078
  Safeway, Inc. (b)                                   6,600          127,446
  SUPERVALU, Inc.                                     2,600           71,630
                                                                 -----------
                                                                     309,154
                                                                 -----------
GAS UTILITIES--2.3%
  NiSource, Inc.                                     15,600          327,756
  Southwest Gas Corp.                                 5,900          141,305
                                                                 -----------
                                                                     469,061
                                                                 -----------
HEALTH CARE SERVICES--1.6%
  Caremark Rx, Inc. (b)                              10,000          320,700
                                                                 -----------
HEALTH CARE SUPPLIES--1.8%
  Bausch & Lomb, Inc.                                 5,500          365,475
                                                                 -----------
HOME FURNISHINGS--1.4%
  Leggett & Platt, Inc.                              10,600          297,860
                                                                 -----------
HOUSEHOLD APPLIANCES--1.4%
  Snap-on, Inc.                                      10,100          278,356
                                                                 -----------
HOUSEWARES & SPECIALTIES--2.1%
  American Greetings Corp. Class A                    6,700          168,304
  Newell Rubbermaid, Inc.                             9,600          192,384
  Tupperware Corp.                                    4,100           69,618
                                                                 -----------
                                                                     430,306
                                                                 -----------
INDUSTRIAL MACHINERY--1.8%
  Timken Co. (The)                                   14,800          364,376
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
  CenturyTel, Inc.                                    5,200          178,048
                                                                 -----------
LIFE & HEALTH INSURANCE--1.6%
  Conseco, Inc. (b)                                  11,500          203,090
  Lincoln National Corp.                              2,500          117,500
                                                                 -----------
                                                                     320,590
                                                                 -----------
MANAGED HEALTH CARE--2.3%
  Aetna, Inc.                                         4,800          479,664
                                                                 -----------
METAL & GLASS CONTAINERS--4.2%
  Ball Corp.                                         11,000          411,730
  Pactiv Corp. (b)                                   19,400          451,050
                                                                 -----------
                                                                     862,780
                                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER--1.1%
  CMS Energy Corp. (b)                               24,600          234,192
                                                                 -----------

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING--3.5%
  GlobalSantaFe Corp.                                11,300      $   346,345
  Pride International, Inc. (b)                      19,000          376,010
                                                                 -----------
                                                                     722,355
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--2.5%
  Halliburton Co.                                    15,400          518,826
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
  EOG Resources, Inc.                                 6,300          414,855
                                                                 -----------
PACKAGED FOODS & MEATS--1.0%
  Dean Foods Co. (b)                                  6,700          201,134
                                                                 -----------
PAPER PRODUCTS--4.2%
  Georgia-Pacific Corp.                              12,895          463,575
  MeadWestvaco Corp.                                 12,600          401,940
                                                                 -----------
                                                                     865,515
                                                                 -----------
PHARMACEUTICALS--2.5%
  King Pharmaceuticals, Inc. (b)                     23,900          285,366
  Mylan Laboratories, Inc.                           12,575          226,350
                                                                 -----------
                                                                     511,716
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--2.9%
  MBIA, Inc.                                          1,400           81,494
  SAFECO Corp.                                       11,100          506,715
                                                                 -----------
                                                                     588,209
                                                                 -----------
REINSURANCE--1.8%
  Everest Re Group Ltd.                               4,700          349,351
  Transatlantic Holdings, Inc.                          525           28,534
                                                                 -----------
                                                                     377,885
                                                                 -----------
REITS--3.2%
  Health Care Property Investors,
    Inc.                                              3,300           85,800
  Healthcare Realty Trust, Inc.                       6,000          234,240
  Host Marriott Corp. (b)                            23,700          332,511
                                                                 -----------
                                                                     652,551
                                                                 -----------
RESTAURANTS--0.5%
  Yum! Brands, Inc.                                   2,700          109,782
                                                                 -----------
SPECIALTY CHEMICALS--1.2%
  Crompton Corp.                                     25,800          244,842
                                                                 -----------
SPECIALTY STORES--0.5%
  Boise Cascade Corp.                                 3,300          109,824
                                                                 -----------
SYSTEMS SOFTWARE--2.3%
  MCAffee, Inc. (b)                                  13,500          271,350
  Sybase, Inc. (b)                                   15,100          208,229
                                                                 -----------
                                                                     479,579
                                                                 -----------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE--1.4%
  PMI Group, Inc. (The)                               7,300      $   296,234
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS--1.9%
  Grainger (W.W.), Inc.                               6,800          392,020
                                                                 -----------
TRUCKING--0.2%
  USF Corp.                                           1,000           35,890
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $15,683,453)                                   18,428,040
                                                                 -----------
FOREIGN  COMMON STOCKS(c)--5.9%
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  CNH Global NV (Italy)                               6,820          133,536
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.8%
  Potash Corp. of Saskatchewan,
    Inc. (United States)                              5,700          365,769
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--1.8%
  XL Capital Ltd. Class A (United
    States)                                           4,900          362,551
                                                                 -----------
REINSURANCE--1.7%
  PartnerRe Ltd. (Bermuda)                            6,300          344,547
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,008,240)                                     1,206,403
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--95.4%
  (Identified cost $16,691,693)                                   19,634,443
                                                                 -----------


                                     STANDARD        PAR
                                     & POOR'S       VALUE
                                      RATING        (000)           VALUE
                                     --------     ---------      -----------
SHORT-TERM OBLIGATIONS--6.5%
FEDERAL AGENCY SECURITIES--6.5%
  FHLB Discount Note 1.50%,
    10/1/04                              AAA          1,347        1,347,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,347,000)                                     1,347,000
                                                                 -----------

TOTAL INVESTMENTS--101.9%
  (Identified cost $18,038,693)                                   20,981,443(a)
  Other assets and liabilities, net--(1.9)%                         (384,088)
                                                                 -----------
NET ASSETS--100.0%                                               $20,597,355
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,395,053 and gross depreciation of $480,917 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $18,067,307.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)

                                                    SHARES        VALUE ($)
                                                    -------      -----------

DOMESTIC COMMON STOCKS--91.8%
AEROSPACE & DEFENSE--0.3%
  Lockheed Martin Corp.                               3,280      $   182,958
  Northrop Grumman Corp.                              1,160           61,863
                                                                 -----------
                                                                     244,821
                                                                 -----------
AIR FREIGHT & COURIERS--1.0%
  FedEx Corp.                                         6,330          542,418
  United Parcel Service, Inc. Class B                 3,310          251,295
                                                                 -----------
                                                                     793,713
                                                                 -----------
AIRLINES--0.4%
  Southwest Airlines Co.                             21,930          298,687
                                                                 -----------
APPAREL RETAIL--0.0%
  Hot Topic, Inc. (b)                                 2,110           35,954
  Pacific Sunwear of California,
    Inc. (b)                                            210            4,421
                                                                 -----------
                                                                      40,375
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.0%
  Polo Ralph Lauren Corp.                               420           15,275
                                                                 -----------
APPLICATION SOFTWARE--1.0%
  Amdocs Ltd. (b)                                    18,580          405,601
  Mercury Interactive Corp.                          10,020          349,498
                                                                 -----------
                                                                     755,099
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
  Mellon Financial Corp.                              2,810           77,809
  Northern Trust Corp.                                1,610           65,688
                                                                 -----------
                                                                     143,497
                                                                 -----------
BIOTECHNOLOGY--6.3%
  Amgen, Inc. (b)                                    36,955        2,094,610
  Celgene Corp. (b)                                   2,000          116,460
  Genentech, Inc. (b)                                12,320          645,814
  Genzyme Corp. (b)                                  20,640        1,123,022
  Gilead Sciences, Inc. (b)                          20,620          770,776
  ImClone Systems, Inc. (b)                           1,500           79,275
  MedImmune, Inc.                                     4,820          114,234
  Protein Design Labs, Inc. (b)                         900           17,622
                                                                 -----------
                                                                   4,961,813
                                                                 -----------
BREWERS--2.5%
  Anheuser-Busch Cos., Inc.                          39,235        1,959,788
                                                                 -----------
BROADCASTING & CABLE TV--5.4%
  Citadel Broadcasting Co. (b)                        3,780           48,459
  Clear Channel Communications,
    Inc.                                              5,640          175,799
  Comcast Corp. Class A (b)                          26,683          753,528
  Comcast Corp. Special Class A (b)                   4,770          133,178
  Cox Radio, Inc. Class A (b)                         2,200           32,824
  EchoStar Communications Corp.
    Class A (b)                                       6,780          210,994


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
BROADCASTING & CABLE TV (CONTINUED)
  Entercom Communications Corp. (b)                   1,200      $    39,192
  Liberty Media Corp. Class A (b)                   249,446        2,175,169
  Liberty Media International, Inc.
    Class A (b)                                      12,472          416,091
  Univision Communications, Inc.
    Class A (b)                                       3,820          120,750
  Westwood One, Inc. (b)                              5,000           98,850
                                                                 -----------
                                                                   4,204,834
                                                                 -----------
CASINOS & GAMING--0.2%
  International Game Technology                       5,300          190,535
                                                                 -----------
COMMUNICATIONS EQUIPMENT--4.6%
  ADTRAN, Inc.                                        3,220           73,030
  Andrew Corp. (b)                                    6,020           73,685
  Cisco Systems, Inc. (b)                           178,835        3,236,913
  Comverse Technology, Inc. (b)                       2,420           45,569
  Foundry Networks, Inc. (b)                          4,920           46,691
  Lucent Technologies, Inc. (b)                       8,460           26,818
  QUALCOMM, Inc.                                      2,000           78,080
                                                                 -----------
                                                                   3,580,786
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL--0.8%
  Best Buy Co., Inc.                                 12,180          660,643
                                                                 -----------
COMPUTER HARDWARE--4.2%
  Dell, Inc. (b)                                     67,075        2,387,870
  Hewlett-Packard Co.                                 1,150           21,562
  International Business Machines
    Corp.                                            10,520          901,985
                                                                 -----------
                                                                   3,311,417
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.2%
  EMC Corp. (b)                                      57,530          663,896
  Lexmark International, Inc. Class
    A (b)                                               400           33,604
  Network Appliance, Inc. (b)                        10,920          251,160
                                                                 -----------
                                                                     948,660
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
  Caterpillar, Inc.                                   4,930          396,619
                                                                 -----------
CONSUMER FINANCE--1.6%
  American Express Co.                               15,735          809,723
  MBNA Corp.                                          4,130          104,076
  SLM Corp.                                           8,040          358,584
                                                                 -----------
                                                                   1,272,383
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
  DST Systems, Inc. (b)                                 730           32,463
  First Data Corp.                                    2,090           90,915
  Fiserv, Inc. (b)                                    4,320          150,595

                   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
  Paychex, Inc.                                         900      $    27,135
                                                                 -----------
                                                                     301,108
                                                                 -----------
DEPARTMENT STORES--1.2%
  Kohl's Corp. (b)                                   19,480          938,741
                                                                 -----------
DIVERSIFIED CHEMICALS--0.0%
  Du Pont (E.I.) de Nemours & Co.                       620           26,536
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  Apollo Group, Inc. Class A (b)                      2,100          154,077
  Career Education Corp. (b)                          1,190           33,832
  Cendant Corp.                                       1,370           29,592
                                                                 -----------
                                                                     217,501
                                                                 -----------
DRUG RETAIL--0.9%
  CVS Corp.                                          17,510          737,696
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  Cooper Industries Ltd. Class A                      1,910          112,690
  Emerson Electric Co.                                3,010          186,289
                                                                 -----------
                                                                     298,979
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
  Amphenol Corp. Class A (b)                          2,300           78,798
                                                                 -----------
EMPLOYMENT SERVICES--0.1%
  Manpower, Inc.                                        840           37,372
  Monster Worldwide, Inc. (b)                         3,010           74,166
                                                                 -----------
                                                                     111,538
                                                                 -----------
ENVIRONMENTAL SERVICES--0.0%
  Waste Management, Inc.                              1,050           28,707
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
  Monsanto Co.                                        7,700          280,434
                                                                 -----------
FOOD DISTRIBUTORS--0.2%
  Sysco Corp.                                         4,440          132,845
                                                                 -----------
FOOTWEAR--1.0%
  NIKE, Inc. Class B                                  7,450          587,060
  Reebok International Ltd.                           4,620          169,646
                                                                 -----------
                                                                     756,706
                                                                 -----------
GENERAL MERCHANDISE STORES--1.4%
  Family Dollar Stores, Inc.                          1,710           46,341
  Target Corp.                                       23,340        1,056,135
                                                                 -----------
                                                                   1,102,476
                                                                 -----------
HEALTH CARE EQUIPMENT--3.0%
  Bard (C.R.), Inc.                                   2,800          158,564
  Biomet, Inc.                                        4,800          225,024
  CTI Molecular Imaging, Inc. (b)                     1,610           12,993
  Fisher Scientific International,
    Inc. (b)                                          4,100          239,153
  Guidant Corp.                                         460           30,378
  Medtronic, Inc.                                    27,010        1,401,819
  Thermo Electron Corp. (b)                           1,610           43,502


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT (CONTINUED)
  Waters Corp. (b)                                    6,210      $   273,861
                                                                 -----------
                                                                   2,385,294
                                                                 -----------
HEALTH CARE FACILITIES--0.3%
  HCA, Inc.                                           6,130          233,860
                                                                 -----------
HEALTH CARE SERVICES--0.4%
  Caremark Rx, Inc. (b)                               9,900          317,493
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--0.4%
  Electronic Arts, Inc. (b)                           7,230          332,508
                                                                 -----------
HOME IMPROVEMENT RETAIL--1.1%
  Lowe's Cos., Inc.                                  15,830          860,361
                                                                 -----------
HOTELS, RESORTS & CRUISE LINES--1.6%
  Carnival Corp. Class A                             18,920          894,727
  Orbitz, Inc. Class A (b)                            2,090           56,848
  Royal Caribbean Cruises Ltd.                        2,710          118,156
  Starwood Hotels & Resorts
    Worldwide, Inc.                                   3,700          171,754
                                                                 -----------
                                                                   1,241,485
                                                                 -----------
HOUSEHOLD PRODUCTS--2.4%
  Colgate-Palmolive Co.                               5,300          239,454
  Procter & Gamble Co. (The)                         29,800        1,612,776
                                                                 -----------
                                                                   1,852,230
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--0.4%
  Wal-Mart Stores, Inc.                               5,625          299,250
                                                                 -----------
INDUSTRIAL CONGLOMERATES--4.1%
  3M Co.                                              4,160          332,675
  General Electric Co.                               85,610        2,874,784
                                                                 -----------
                                                                   3,207,459
                                                                 -----------
INDUSTRIAL GASES--0.2%
  Air Products and Chemicals, Inc.                    2,900          157,702
                                                                 -----------
INDUSTRIAL MACHINERY--0.9%
  Danaher Corp.                                       4,600          235,888
  Eaton Corp.                                         1,120           71,019
  Illinois Tool Works, Inc.                           3,445          320,971
  Parker Hannifin Corp.                               1,110           65,334
                                                                 -----------
                                                                     693,212
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
  Sprint Corp.                                        2,520           50,728
                                                                 -----------
INTERNET RETAIL--1.2%
  eBay, Inc. (b)                                      6,470          594,852
  IAC/InterActiveCorp (b)                            16,640          366,413
                                                                 -----------
                                                                     961,265
                                                                 -----------
INTERNET SOFTWARE & SERVICES--1.4%
  Akamai Technologies, Inc. (b)                       5,400           75,870
  Yahoo!, Inc. (b)                                   30,490        1,033,916
                                                                 -----------
                                                                   1,109,786
                                                                 -----------

                   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
INVESTMENT BANKING & BROKERAGE--0.6%
  Goldman Sachs Group, Inc. (The)                     3,175      $   296,037
  Merrill Lynch & Co., Inc.                           2,400          119,328
  Morgan Stanley                                      1,600           78,880
                                                                 -----------
                                                                     494,245
                                                                 -----------
LIFE & HEALTH INSURANCE--0.5%
  AFLAC, Inc.                                         9,600          376,416
                                                                 -----------
MANAGED HEALTH CARE--0.5%
  UnitedHealth Group, Inc.                            5,500          405,570
                                                                 -----------
MOTORCYCLE MANUFACTURERS--1.1%
  Harley-Davidson, Inc.                              15,100          897,544
                                                                 -----------
MOVIES & ENTERTAINMENT--3.9%
  Fox Entertainment Group, Inc.
    Class A (b)                                       1,900           52,706
  Time Warner, Inc. (b)                              21,530          347,494
  Viacom, Inc. Class B                               75,370        2,529,417
  Walt Disney Co. (The)                               6,640          149,732
                                                                 -----------
                                                                   3,079,349
                                                                 -----------
MULTI-LINE INSURANCE--1.4%
  American International Group,
    Inc                                              14,830        1,008,292
  Hartford Financial Services
    Group, Inc. (The)                                 1,200           74,316
                                                                 -----------
                                                                   1,082,608
                                                                 -----------
OIL & GAS DRILLING--0.2%
  GlobalSantaFe Corp.                                 5,450          167,042
  Noble Corp.                                           610           27,420
                                                                 -----------
                                                                     194,462
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--1.1%
  BJ Services Co.                                     4,700          246,327
  Halliburton Co.                                     5,900          198,771
  Smith International, Inc. (b)                       6,690          406,284
                                                                 -----------
                                                                     851,382
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
  Citigroup, Inc.                                    27,792        1,226,183
                                                                 -----------
PERSONAL PRODUCTS--1.0%
  Avon Products, Inc.                                11,720          511,930
  Gillette Co. (The)                                  6,300          262,962
                                                                 -----------
                                                                     774,892
                                                                 -----------
PHARMACEUTICALS--12.7%
  Abbott Laboratories                                24,440        1,035,278
  Allergan, Inc.                                      1,900          137,845
  Johnson & Johnson                                  65,765        3,704,542
  Lilly (Eli) & Co.                                   9,815          589,391
  Pfizer, Inc.                                      110,638        3,385,523
  Wyeth                                              30,190        1,129,106
                                                                 -----------
                                                                   9,981,685
                                                                 -----------


                                                    SHARES          VALUE
                                                    -------      -----------

DOMESTIC COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE--0.1%
  St. Paul Travelers Cos., Inc. (The)                 1,350      $    44,631
                                                                 -----------
PUBLISHING & PRINTING--0.1%
  Getty Images, Inc. (b)                                900           49,770
                                                                 -----------
RESTAURANTS--0.4%
  Cheesecake Factory, Inc. (The) (b)                  1,000           43,400
  Outback Steakhouse, Inc.                            1,390           57,727
  Yum! Brands, Inc.                                   5,600          227,696
                                                                 -----------
                                                                     328,823
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--2.5%
  Applied Materials, Inc. (b)                       102,960        1,697,810
  KLA-Tencor Corp. (b)                                3,500          145,180
  Novellus Systems, Inc. (b)                          3,310           88,013
                                                                 -----------
                                                                   1,931,003
                                                                 -----------
SEMICONDUCTORS--2.0%
  Analog Devices, Inc.                               14,570          565,024
  Intel Corp.                                         4,715           94,583
  Linear Technology Corp.                             1,710           61,970
  Maxim Integrated Products, Inc.                     1,510           63,858
  PMC-Sierra, Inc. (b)                               13,360          117,702
  Texas Instruments, Inc.                            17,500          372,400
  Xilinx, Inc.                                       11,020          297,540
                                                                 -----------
                                                                   1,573,077
                                                                 -----------
SOFT DRINKS--1.3%
  PepsiCo, Inc.                                      21,505        1,046,218
                                                                 -----------
SPECIALIZED FINANCE--0.1%
  Chicago Mercantile Exchange
    Holdings, Inc.                                      500           80,650
                                                                 -----------
SPECIALTY STORES--0.6%
  Bed Bath & Beyond, Inc. (b)                         3,875          143,801
  CarMax, Inc.                                        1,410           30,386
  PETsMART, Inc.                                      7,380          209,518
  Staples, Inc.                                       2,510           74,848
                                                                 -----------
                                                                     458,553
                                                                 -----------
SYSTEMS SOFTWARE--5.9%
  Ascential Software Corp. (b)                        2,520           33,944
  Computer Associates
    International, Inc.                               4,230          111,249
  Microsoft Corp.                                    64,040        1,770,706
  Oracle Corp. (b)                                  115,520        1,303,066
  Red Hat, Inc. (b)                                  26,320          322,157
  Symantec Corp. (b)                                 11,230          616,302
  VERITAS Software Corp. (b)                         25,240          449,272
                                                                 -----------
                                                                   4,606,696
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--0.1%
  Countrywide Financial Corp.                         2,400           94,536
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $71,694,348)                                   72,071,936
                                                                 -----------

                   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                    SHARES          VALUE
                                                    -------      -----------
FOREIGN  COMMON STOCKS(c)--5.4%
APPLICATION SOFTWARE--0.3%
  SAP AG ADR (Germany)                                5,320      $   207,214
                                                                 -----------
BROADCASTING & CABLE TV--0.3%
  Grupo Televisa SA ADR (Mexico) (b)                  4,000          210,920
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.7%
  Nokia Oyj ADR (Finland)                             3,220           44,179
  Research In Motion Ltd. (United
    States) (b)                                       1,600          122,144
  Telefonaktiebolaget LM Ericsson
    ADR (Sweden) (b)                                 12,130          378,941
                                                                 -----------
                                                                     545,264
                                                                 -----------
DIVERSIFIED METALS & MINING--0.0%
  Cia Vale do Rio Doce ADR (Brazil)                     930           20,897
                                                                 -----------
INDUSTRIAL CONGLOMERATES--1.3%
  Tyco International Ltd. (United
    States)                                          33,900        1,039,374
                                                                 -----------
IT CONSULTING & OTHER SERVICES--0.6%
  Accenture Ltd. Class A (Bermuda) (b)               17,410          470,940
  Softbank Corp. (Japan)                                500           23,182
                                                                 -----------
                                                                     494,122
                                                                 -----------
PHARMACEUTICALS--0.7%
  AstraZeneca plc ADR (United
    Kingdom)                                          1,190           48,945
  Elan Corp. plc ADR (Ireland) (b)                    2,520           58,968
  Roche Holding AG (Switzerland)                      4,120          425,626
                                                                 -----------
                                                                     533,539
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--0.1%
  XL Capital Ltd. Class A (United
    States)                                             720           53,273
                                                                 -----------
SEMICONDUCTORS--0.6%
  Marvell Technology Group Ltd.
    (Bermuda) (b)                                    17,660          461,456
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
  America Movil SA de CV ADR Series L
    (Mexico)                                          6,410          250,182
  Vodafone Group plc (United Kingdom)               114,590          274,231
  Vodafone Group plc ADR (United Kingdom)             5,112          123,250
                                                                 -----------
                                                                     647,663
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,858,650)                                     4,213,722
                                                                 -----------
FOREIGN PREFERRED STOCKS(c)--0.2%
MOVIES & ENTERTAINMENT--0.2%
  News Corp. Ltd. (The) (Australia)                   5,830          182,654
                                                                 -----------


                                                                    VALUE
                                                                 -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $206,321)                                         182,654
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--97.4%
  (Identified cost $75,759,319)                                   76,468,312
                                                                 -----------


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)          VALUE
                                         --------   -------      -----------
SHORT-TERM OBLIGATIONS--3.6%
FEDERAL AGENCY SECURITIES--3.6%
  FHLB Discount Note 1.65%,
    10/1/04                                 AAA     $ 2,848      $ 2,848,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,848,000)                                     2,848,000
                                                                 -----------
TOTAL INVESTMENTS--101.0%
  (Identified cost $78,607,319)                                   79,316,312(a)
  Other assets and liabilities, net--(1.0)%                         (766,839)
                                                                 -----------
NET ASSETS--100.0%                                               $78,549,473
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $792,140 and gross depreciation of $3,947,672 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $82,471,844.
(b) Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                         PHOENIX-NORTHERN DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                    SHARES         VALUE ($)
                                                   --------      -----------
DOMESTIC COMMON STOCKS--98.5%
AEROSPACE & DEFENSE--13.0%
  Boeing Co. (The)                                   21,246      $ 1,096,719
  Honeywell International, Inc.                      21,246          761,882
  United Technologies Corp.                          21,246        1,983,951
                                                                 -----------
                                                                   3,842,552
                                                                 -----------
ALUMINUM--2.4%
  Alcoa, Inc.                                        21,246          713,653
                                                                 -----------
AUTOMOBILE MANUFACTURERS--3.1%
  General Motors Corp.                               21,246          902,530
                                                                 -----------
COMPUTER HARDWARE--7.5%
  Hewlett-Packard Co.                                21,246          398,363
  International Business Machines
    Corp. (b)                                        21,246        1,821,632
                                                                 -----------
                                                                   2,219,995
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--5.8%
  Caterpillar, Inc.                                  21,246        1,709,241
                                                                 -----------
CONSUMER FINANCE--3.7%
  American Express Co.                               21,246        1,093,319
                                                                 -----------
DIVERSIFIED CHEMICALS--3.1%
  Du Pont (E.I.) de Nemours & Co.                    21,246          909,329
                                                                 -----------
HOME IMPROVEMENT RETAIL--2.8%
  Home Depot, Inc. (The)                             21,246          832,843
                                                                 -----------
HOUSEHOLD PRODUCTS--3.9%
  Procter & Gamble Co. (The)                         21,246        1,149,833
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--3.8%
  Wal-Mart Stores, Inc.                              21,246        1,130,287
                                                                 -----------
INDUSTRIAL CONGLOMERATES--8.2%
  3M Co.                                             21,246        1,699,042
  General Electric Co.                               21,246          713,441
                                                                 -----------
                                                                   2,412,483
                                                                 -----------
INTEGRATED OIL & GAS--3.5%
  Exxon Mobil Corp.                                  21,246        1,026,819
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.7%
  SBC Communications, Inc.                           21,246          551,334
  Verizon Communications, Inc.                       21,246          836,667
                                                                 -----------
                                                                   1,388,001
                                                                 -----------
MOVIES & ENTERTAINMENT--1.6%
  Walt Disney Co. (The)                              21,246          479,097
                                                                 -----------
MULTI-LINE INSURANCE--4.9%
  American International Group,
    Inc                                              21,246        1,444,516
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.1%
  Citigroup, Inc.                                    21,246          937,373


                                                    SHARES          VALUE
                                                   --------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  J.P. Morgan Chase & Co.                            21,246      $   844,104
                                                                 -----------
                                                                   1,781,477
                                                                 -----------
PHARMACEUTICALS--8.6%
  Johnson & Johnson                                  21,246        1,196,787
  Merck & Co., Inc.                                  21,246          701,118
  Pfizer, Inc.                                       21,246          650,128
                                                                 -----------
                                                                   2,548,033
                                                                 -----------
RESTAURANTS--2.0%
  McDonald's Corp.                                   21,246          595,525
                                                                 -----------
SEMICONDUCTORS--1.5%
  Intel Corp.                                        21,246          426,195
                                                                 -----------
SOFT DRINKS--2.9%
  Coca-Cola Co. (The)                                21,246          850,902
                                                                 -----------
SYSTEMS SOFTWARE--2.0%
  Microsoft Corp.                                    21,246          587,452
                                                                 -----------
TOBACCO--3.4%
  Altria Group, Inc.                                 21,246          999,412
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $29,010,423)                                   29,043,494
                                                                 -----------
EXCHANGE TRADED FUNDS--0.5%
  DIAMONDS Trust, Series I                            1,494          150,730
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $152,953)                                         150,730
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--99.0%
  (Identified cost $29,163,376)                                   29,194,224
                                                                 -----------


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)          VALUE
                                         --------   -------      -----------
SHORT-TERM OBLIGATIONS--1.1%
REPURCHASE AGREEMENTS--0.9%
  State Street Bank and Trust Co.
    repurchase agreement 0.25% dated
    9/30/04, due 10/1/04 repurchase
    price $261,002 collateralized by
    U.S. Treasury Bond 8.75%,
    8/15/20 market value $271,603                       261          261,000
                                                                 -----------
U.S. GOVERNMENT SECURITIES--0.2%
  U.S. Treasury Bill 0%, 12/23/04           AAA          55           54,790
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $315,801)                                         315,790
                                                                 -----------

                         PHOENIX-NORTHERN DOW 30 SERIES


TOTAL INVESTMENTS--100.1%
  (Identified cost $29,479,177)                                   29,510,014(a)
  Other assets and liabilities, net--(0.1)%                          (19,988)
                                                                 -----------
NET ASSETS--100.0%                                               $29,490,026
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,804,606 and gross depreciation of $2,725,862 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $30,431,271.
(b) All or a portion segregated as collateral for futures contracts.
See Notes to Schedules of Investments

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                    SHARES         VALUE ($)
                                                   --------      -----------
DOMESTIC COMMON STOCKS--91.8%
ADVERTISING--0.3%
  Lamar Advertising Co. Class A (b)                   1,633      $    67,949
                                                                 -----------
AIR FREIGHT & COURIERS--0.8%
  Expeditors International of
    Washington, Inc.                                  1,999          103,348
  Robinson (C.H.) Worldwide, Inc.                     1,622           75,245
                                                                 -----------
                                                                     178,593
                                                                 -----------
ALTERNATIVE CARRIERS--0.2%
  Level 3 Communications, Inc. (b)                   12,941           33,517
                                                                 -----------
APPAREL RETAIL--0.3%
  Ross Stores, Inc.                                   2,791           65,421
                                                                 -----------
APPLICATION SOFTWARE--3.3%
  BEA Systems, Inc. (b)                               7,253           50,118
  Citrix Systems, Inc. (b)                            3,861           67,645
  Compuware Corp. (b)                                 4,577           23,571
  Intuit, Inc. (b)                                    4,637          210,520
  Mercury Interactive Corp.                           1,906           66,481
  PeopleSoft, Inc. (b)                                9,960          197,706
  Siebel Systems, Inc. (b)                           11,376           85,775
  Synopsys, Inc. (b)                                  2,742           43,406
                                                                 -----------
                                                                     745,222
                                                                 -----------
AUTO PARTS & EQUIPMENT--0.2%
  Gentex Corp.                                        1,549           54,416
                                                                 -----------
BIOTECHNOLOGY--9.6%
  Amgen, Inc. (b)                                    11,337          642,581
  Biogen Idec, Inc. (b)                               7,067          432,288
  Cephalon, Inc. (b)                                    997           47,756
  Chiron Corp. (b)                                    5,044          222,945
  Genzyme Corp. (b)                                   5,491          298,765
  Gilead Sciences, Inc. (b)                           8,147          304,535
  Invitrogen Corp. (b)                                  950           52,241
  MedImmune, Inc.                                     5,124          121,439
  Millennium Pharmaceuticals, Inc. (b)                6,428           88,128
                                                                 -----------
                                                                   2,210,678
                                                                 -----------
BROADCASTING & CABLE TV--2.8%
  Comcast Corp. Class A (b)                          18,279          516,199
  EchoStar Communications Corp. Class A (b)           4,282          133,256
                                                                 -----------
                                                                     649,455
                                                                 -----------
COMMUNICATIONS EQUIPMENT--11.7%
  Cisco Systems, Inc. (b)                            46,413          840,075
  Comverse Technology, Inc. (b)                       3,902           73,474
  JDS Uniphase Corp. (b)                             31,418          105,879
  Juniper Networks, Inc. (b)                          6,743          159,135
  QUALCOMM, Inc.                                     37,719        1,472,550


                                                    SHARES          VALUE
                                                   --------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
  Tellabs, Inc. (b)                                   4,557      $    41,879
                                                                 -----------
                                                                   2,692,992
                                                                 -----------
COMPUTER HARDWARE--5.0%
  Apple Computer, Inc. (b)                           10,396          402,845
  Dell, Inc. (b)                                     17,647          628,233
  Sun Microsystems, Inc. (b)                         27,891          112,680
                                                                 -----------
                                                                   1,143,758
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.3%
  Network Appliance, Inc. (b)                         7,186          165,278
  QLogic Corp. (b)                                    1,809           53,564
  SanDisk Corp. (b)                                   2,855           83,138
                                                                 -----------
                                                                     301,980
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
  PACCAR, Inc.                                        3,738          258,371
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.6%
  Fiserv, Inc. (b)                                    4,693          163,598
  Paychex, Inc.                                       6,893          207,824
                                                                 -----------
                                                                     371,422
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--2.1%
  Apollo Group, Inc. Class A (b)                      3,408          250,045
  Career Education Corp. (b)                          2,001           56,888
  Cintas Corp.                                        3,953          166,184
                                                                 -----------
                                                                     473,117
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
  American Power Conversion Corp.                     3,870           67,299
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Molex, Inc.                                         1,896           56,539
  Sanmina-SCI Corp. (b)                              10,688           75,350
                                                                 -----------
                                                                     131,889
                                                                 -----------
FOOD RETAIL--0.4%
  Whole Foods Market, Inc.                            1,173          100,632
                                                                 -----------
GENERAL MERCHANDISE STORES--0.9%
  Dollar Tree Stores, Inc. (b)                        2,098           56,541
  Kmart Holding Corp. (b)                             1,801          157,534
                                                                 -----------
                                                                     214,075
                                                                 -----------
HEALTH CARE DISTRIBUTORS--0.6%
  Patterson Cos., Inc. (b)                            1,263           96,695
  Schein (Henry), Inc. (b)                              779           48,540
                                                                 -----------
                                                                     145,235
                                                                 -----------
HEALTH CARE EQUIPMENT--1.7%
  Biomet, Inc.                                        6,572          308,095

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES


                                                    SHARES          VALUE
                                                   --------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT (CONTINUED)
  DENTSPLY International, Inc.                        1,485      $    77,131
                                                                 -----------
                                                                     385,226
                                                                 -----------
HEALTH CARE SERVICES--0.6%
  Express Scripts, Inc. (b)                           1,330           86,902
  Lincare Holdings, Inc. (b)                          1,852           55,023
                                                                 -----------
                                                                     141,925
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--1.2%
  Electronic Arts, Inc. (b)                           5,882          270,513
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--0.8%
  Costco Wholesale Corp.                              4,667          193,961
                                                                 -----------
INTERNET RETAIL--6.1%
  Amazon.com, Inc. (b)                                5,190          212,063
  eBay, Inc. (b)                                      9,472          870,856
  IAC/InterActiveCorp (b)                            13,850          304,977
                                                                 -----------
                                                                   1,387,896
                                                                 -----------
INTERNET SOFTWARE & SERVICES--2.3%
  VeriSign, Inc. (b)                                  4,628           92,005
  Yahoo!, Inc. (b)                                   12,566          426,113
                                                                 -----------
                                                                     518,118
                                                                 -----------
MANAGED HEALTH CARE--0.1%
  First Health Group Corp. (b)                        1,829           29,429
                                                                 -----------
MOVIES & ENTERTAINMENT--0.4%
  Pixar, Inc. (b)                                     1,093           86,238
                                                                 -----------
OIL & GAS DRILLING--0.3%
  Patterson-UTI Energy, Inc.                          3,311           63,141
                                                                 -----------
PAPER PACKAGING--0.4%
  Smurfit-Stone Container Corp. (b)                   4,779           92,569
                                                                 -----------
RESTAURANTS--2.1%
  Starbucks Corp. (b)                                10,618          482,694
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--2.6%
  Applied Materials, Inc. (b)                        16,874          278,252
  KLA-Tencor Corp. (b)                                4,572          189,646
  Lam Research Corp. (b)                              2,659           58,179
  Novellus Systems, Inc. (b)                          2,796           74,346
                                                                 -----------
                                                                     600,423
                                                                 -----------
SEMICONDUCTORS--9.9%
  Altera Corp. (b)                                   10,046          196,600
  Broadcom Corp. Class A (b)                          4,592          125,316
  Intel Corp.                                        43,160          865,790
  Intersil Corp. Class A                              2,920           46,516
  Linear Technology Corp.                             7,896          286,151
  Maxim Integrated Products, Inc.                     8,743          369,741
  Microchip Technology, Inc.                          3,288           88,250
  NVIDIA Corp. (b)                                    3,458           50,210


                                                    SHARES          VALUE
                                                   --------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
  Xilinx, Inc.                                        8,847      $   238,869
                                                                 -----------
                                                                   2,267,443
                                                                 -----------
SPECIALTY CHEMICALS--0.3%
  Sigma-Aldrich Corp.                                 1,275           73,950
                                                                 -----------
SPECIALTY STORES--2.4%
  Bed Bath & Beyond, Inc. (b)                         7,766          288,196
  PETsMART, Inc.                                      2,749           78,044
  Staples, Inc.                                       6,422          191,504
                                                                 -----------
                                                                     557,744
                                                                 -----------
SYSTEMS SOFTWARE--13.9%
  Adobe Systems, Inc.                                 4,515          223,357
  Microsoft Corp. (c)                                71,895        1,987,897
  Oracle Corp. (b)                                   41,424          467,263
  Symantec Corp. (b)                                  6,331          347,445
  VERITAS Software Corp. (b)                          8,500          151,300
                                                                 -----------
                                                                   3,177,262
                                                                 -----------
TECHNOLOGY DISTRIBUTORS--0.4%
  CDW Corp.                                           1,661           96,388
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS--0.4%
  Fastenal Co.                                        1,393           80,237
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
  Nextel Communications, Inc. Class A (b)            26,672          635,860
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $19,434,521)                                   21,047,038
                                                                 -----------
FOREIGN  COMMON STOCKS(d)--4.6%
AIRLINES--0.1%
  Ryanair Holdings plc ADR (United
    Kingdom) (b)                                      1,167           34,076
                                                                 -----------
COMMUNICATIONS EQUIPMENT--1.2%
  Research In Motion Ltd. (United
    States) (b)                                       3,593          274,290
                                                                 -----------
CONSUMER ELECTRONICS--0.4%
  Garmin Ltd. (United States)                         1,927           83,343
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--0.7%
  Flextronics International Ltd.
    (Singapore) (b)                                  11,591          153,581
                                                                 -----------
PHARMACEUTICALS--1.0%
  Teva Pharmaceutical Industries
    Ltd. ADR (Israel)                                 8,617          223,611
                                                                 -----------
SEMICONDUCTORS--0.9%
  ATI Technologies, Inc. (Canada) (b)                 4,655           71,361
  Marvell Technology Group Ltd.
    (Bermuda) (b)                                     4,881          127,541
                                                                 -----------
                                                                     198,902
                                                                 -----------

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES


                                                    SHARES          VALUE
                                                   --------      -----------
FOREIGN  COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE--0.3%
  Check Point Software Technologies
    Ltd. (Israel) (b)                                 4,887      $    82,932
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $925,647)                                       1,050,735
                                                                 -----------
EXCHANGE TRADED FUNDS--0.5%
  Nasdaq-100 Shares Index Tracking Stock              3,519          123,693
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $123,342)                                         123,693
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--96.9%
  (Identified cost $20,483,510)                                   22,221,466
                                                                 -----------


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)          VALUE
                                         --------   -------      -----------
SHORT-TERM OBLIGATIONS--2.2%
REPURCHASE AGREEMENTS--1.7%
  State Bank and Trust Co. repurchase
    agreement 0.25% dated 9/30/04, due
    10/1/04 repurchase price $389,003,
    collateralized  by U.S. Treasury Bond
    8.75%, 8/15/20 market value $403,734                389          389,000
                                                                 -----------
U.S. TREASURY BILLS--0.5%
  U.S. Treasury Bill 1.57%,
    12/23/04                                AAA         120          119,541
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $508,566)                                         508,541
                                                                 -----------
TOTAL INVESTMENTS--99.1%
  (Identified cost $20,992,076)                                   22,730,007(a)
  Other assets and liabilities, net--0.9%                            210,500
                                                                 -----------
NET ASSETS--100.0%                                               $22,940,507
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,248,977 and gross depreciation of $6,767,131 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $25,248,161.
(b) Non-income producing.
(c) All or a portion segregated as collateral for futures contracts.
(d) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                    SHARES         VALUE ($)
                                                   --------     ------------
DOMESTIC COMMON STOCKS--97.0%
ADVERTISING--0.1%
  Interpublic Group of Cos., Inc. (The) (b)           6,000     $     63,540
                                                                ------------
AEROSPACE & DEFENSE--2.4%
  Boeing Co. (The)                                   14,400          743,328
  Goodrich Corp.                                     11,400          357,504
  Honeywell International, Inc.                       9,900          355,014
  Lockheed Martin Corp.                               7,190          401,058
  United Technologies Corp.                          14,840        1,385,759
                                                                ------------
                                                                   3,242,663
                                                                ------------
AGRICULTURAL PRODUCTS--0.6%
  Archer-Daniels-Midland Co.                         36,700          623,166
  Corn Products International, Inc.                   3,300          152,130
                                                                ------------
                                                                     775,296
                                                                ------------
AIR FREIGHT & COURIERS--0.3%
  CNF, Inc.                                           5,500          225,445
  FedEx Corp.                                           790           67,695
  United Parcel Service, Inc. Class B                 1,307           99,228
                                                                ------------
                                                                     392,368
                                                                ------------
ALUMINUM--0.1%
  Alcoa, Inc.                                         2,500           83,975
                                                                ------------
APPAREL RETAIL--0.6%
  Gap, Inc. (The)                                    30,720          574,464
  Limited Brands                                      7,400          164,946
  TJX Cos., Inc. (The)                                3,340           73,614
                                                                ------------
                                                                     813,024
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
  Jones Apparel Group, Inc.                           1,900           68,020
                                                                ------------
APPLICATION SOFTWARE--0.2%
  Amdocs Ltd. (b)                                     1,890           41,259
  Autodesk, Inc.                                      3,900          189,657
  Intuit, Inc. (b)                                    1,800           81,720
                                                                ------------
                                                                     312,636
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
  Legg Mason, Inc.                                    1,065           56,733
  Northern Trust Corp.                               36,700        1,497,360
  State Street Corp.                                  8,300          354,493
                                                                ------------
                                                                   1,908,586
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.5%
  Ford Motor Co.                                     43,600          612,580
                                                                ------------
BIOTECHNOLOGY--0.8%
  Affymetrix, Inc. (b)                                2,100           64,491
  Amgen, Inc. (b)                                     6,650          376,922
  Applied Biosystems Group - Applera Corp.            3,600           67,932


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY (CONTINUED)
  Cephalon, Inc. (b)                                  5,800     $    277,820
  Genzyme Corp. (b)                                   1,570           85,424
  Invitrogen Corp. (b)                                2,700          148,473
                                                                ------------
                                                                   1,021,062
                                                                ------------
BREWERS--0.0%
  Anheuser-Busch Cos., Inc.                           1,150           57,442
                                                                ------------
BROADCASTING & CABLE TV--0.2%
  Citadel Broadcasting Co. (b)                        1,360           17,435
  Comcast Corp. Class A (b)                           2,391           67,522
  Comcast Corp. Special Class A (b)                   2,900           80,968
  Cox Radio, Inc. Class A (b)                           950           14,174
  Scripps (E.W.) Co. (The) Class A                    1,000           47,780
                                                                ------------
                                                                     227,879
                                                                ------------
BUILDING PRODUCTS--0.5%
  Masco Corp.                                        17,660          609,800
                                                                ------------
CASINOS & GAMING--0.2%
  Caesars Entertainment, Inc. (b)                     6,300          105,210
  Penn National Gaming, Inc. (b)                      4,000          161,600
                                                                ------------
                                                                     266,810
                                                                ------------
COMMUNICATIONS EQUIPMENT--3.7%
  Cisco Systems, Inc. (b)                           119,335        2,159,963
  Corning, Inc. (b)                                  14,100          156,228
  Harris Corp.                                        2,600          142,844
  Juniper Networks, Inc. (b)                          4,300          101,480
  Motorola, Inc.                                     58,400        1,053,536
  Polycom, Inc. (b)                                   3,000           59,460
  QUALCOMM, Inc.                                     19,700          769,088
  Scientific-Atlanta, Inc.                            3,500           90,720
  Tellabs, Inc. (b)                                  51,400          472,366
                                                                ------------
                                                                   5,005,685
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.2%
  RadioShack Corp.                                    9,100          260,624
                                                                ------------
COMPUTER HARDWARE--2.8%
  Apple Computer, Inc. (b)                            3,350          129,812
  Dell, Inc. (b)                                     13,140          467,784
  Hewlett-Packard Co.                                58,800        1,102,500
  International Business Machines Corp.              23,200        1,989,168
  NCR Corp. (b)                                       1,900           94,221
                                                                ------------
                                                                   3,783,485
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.0%
  Lexmark International, Inc. Class A (b)               620           52,086
                                                                ------------
CONSTRUCTION MATERIALS--0.4%
  Vulcan Materials Co.                               11,700          596,115
                                                                ------------

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  Caterpillar, Inc.                                   1,140     $     91,713
  Deere & Co.                                         6,000          387,300
  PACCAR, Inc.                                        4,800          331,776
                                                                ------------
                                                                     810,789
                                                                ------------
CONSUMER FINANCE--2.1%
  American Express Co.                               24,885        1,280,582
  Capital One Financial Corp.                         1,000           73,900
  MBNA Corp.                                         55,560        1,400,112
                                                                ------------
                                                                   2,754,594
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
  Computer Sciences Corp. (b)                         3,100          146,010
  Fiserv, Inc. (b)                                   13,620          474,793
  Sabre Holdings Corp. Class A                        5,000          122,650
                                                                ------------
                                                                     743,453
                                                                ------------
DEPARTMENT STORES--1.8%
  Federated Department Stores, Inc.                  17,000          772,310
  May Department Stores Co. (The)                    36,600          938,058
  Nordstrom, Inc.                                    10,500          401,520
  Penney (J.C.) Co., Inc.                             9,800          345,744
                                                                ------------
                                                                   2,457,632
                                                                ------------
DIVERSIFIED BANKS--5.2%
  Bank of America Corp.                              95,222        4,125,969
  U.S. Bancorp                                        4,400          127,160
  Wachovia Corp.                                     46,500        2,183,175
  Wells Fargo & Co.                                   9,084          541,679
                                                                ------------
                                                                   6,977,983
                                                                ------------
DIVERSIFIED CHEMICALS--1.0%
  Dow Chemical Co. (The)                             15,160          684,929
  Du Pont (E.I.) de Nemours & Co.                     1,650           70,620
  Eastman Chemical Co.                                9,900          470,745
  PPG Industries, Inc.                                2,100          128,688
                                                                ------------
                                                                   1,354,982
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.2%
  ARAMARK Corp. Class B                               1,185           28,606
  Dun & Bradstreet Corp. (b)                          3,700          217,190
                                                                ------------
                                                                     245,796
                                                                ------------
DIVERSIFIED METALS & MINING--0.1%
  Phelps Dodge Corp.                                  1,600          147,248
                                                                ------------
DRUG RETAIL--0.1%
  CVS Corp.                                           1,905           80,258
                                                                ------------
ELECTRIC UTILITIES--1.2%
  American Electric Power Co., Inc.                   3,100           99,076
  Entergy Corp.                                       1,700          103,037
  Exelon Corp.                                       15,810          580,069
  Great Plains Energy, Inc.                          26,500          772,475


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
  PPL Corp.                                             400     $     18,872
                                                                ------------
                                                                   1,573,529
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
  Cooper Industries Ltd. Class A                      1,100           64,900
  Emerson Electric Co.                               13,700          847,893
  Hubbell, Inc. Class B                               3,000          134,490
  Rockwell Automation, Inc.                           4,800          185,760
                                                                ------------
                                                                   1,233,043
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
  Agilent Technologies, Inc. (b)                     35,300          761,421
  AVX Corp.                                           8,900          105,465
  Tektronix, Inc.                                    19,000          631,750
                                                                ------------
                                                                   1,498,636
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
  Sanmina-SCI Corp. (b)                              10,900           76,845
  Solectron Corp. (b)                                15,400           76,230
                                                                ------------
                                                                     153,075
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
  Monsanto Co.                                       15,880          578,350
                                                                ------------
FOOD RETAIL--0.2%
  Kroger Co. (The) (b)                                5,000           77,600
  Safeway, Inc. (b)                                   4,100           79,171
  SUPERVALU, Inc.                                     2,000           55,100
                                                                ------------
                                                                     211,871
                                                                ------------
FOOTWEAR--0.2%
  NIKE, Inc. Class B                                  3,600          283,680
                                                                ------------
FOREST PRODUCTS--0.9%
  Weyerhaeuser Co.                                   18,200        1,209,936
                                                                ------------
GENERAL MERCHANDISE STORES--0.1%
  Target Corp.                                        2,382          107,785
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.1%
  AmerisourceBergen Corp.                             2,100          112,791
                                                                ------------
HEALTH CARE EQUIPMENT--1.3%
  Baxter International, Inc.                          2,260           72,682
  Becton, Dickinson & Co.                             9,200          475,640
  Boston Scientific Corp. (b)                         2,240           88,995
  Guidant Corp.                                       1,330           87,833
  Medtronic, Inc.                                     1,220           63,318
  PerkinElmer, Inc.                                  13,800          237,636
  Respironics, Inc. (b)                               3,800          203,072
  St. Jude Medical, Inc. (b)                          1,700          127,959
  Thermo Electron Corp. (b)                          14,200          383,684
  Zimmer Holdings, Inc. (b)                             800           63,232
                                                                ------------
                                                                   1,804,051
                                                                ------------
HEALTH CARE FACILITIES--0.0%
  HCA, Inc.                                           1,570           59,895
                                                                ------------

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE SERVICES--0.4%
  Caremark Rx, Inc. (b)                               3,700     $    118,659
  IMS Health, Inc.                                   19,100          456,872
                                                                ------------
                                                                     575,531
                                                                ------------
HEALTH CARE SUPPLIES--0.5%
  Bausch & Lomb, Inc.                                 8,400          558,180
  Haemonetics Corp. (b)                               2,600           85,384
                                                                ------------
                                                                     643,564
                                                                ------------
HOME ENTERTAINMENT SOFTWARE--0.2%
  Electronic Arts, Inc. (b)                           3,900          179,361
  THQ, Inc. (b)                                       5,700          110,922
                                                                ------------
                                                                     290,283
                                                                ------------
HOME IMPROVEMENT RETAIL--1.5%
  Home Depot, Inc. (The)                             29,200        1,144,640
  Lowe's Cos., Inc.                                   3,700          201,095
  Sherwin-Williams Co. (The)                         16,700          734,132
                                                                ------------
                                                                   2,079,867
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.0%
  Carnival Corp. Class A                              1,260           59,585
                                                                ------------
HOUSEHOLD APPLIANCES--0.5%
  Black & Decker Corp. (The)                          9,400          727,936
                                                                ------------
HOUSEHOLD PRODUCTS--2.1%
  Colgate-Palmolive Co.                               2,240          101,203
  Kimberly-Clark Corp.                               19,537        1,261,895
  Procter & Gamble Co. (The)                         26,614        1,440,350
                                                                ------------
                                                                   2,803,448
                                                                ------------
HOUSEWARES & SPECIALTIES--0.5%
  Fortune Brands, Inc.                                9,500          703,855
                                                                ------------
HYPERMARKETS & SUPER CENTERS--0.2%
  Wal-Mart Stores, Inc.                               5,300          281,960
                                                                ------------
INDUSTRIAL CONGLOMERATES--1.8%
  3M Co.                                             16,900        1,351,493
  General Electric Co.                               19,785          664,380
  Textron, Inc.                                       6,100          392,047
                                                                ------------
                                                                   2,407,920
                                                                ------------
INDUSTRIAL GASES--0.1%
  Praxair, Inc.                                       2,890          123,519
                                                                ------------
INDUSTRIAL MACHINERY--2.0%
  Eaton Corp.                                        15,110          958,125
  Illinois Tool Works, Inc.                             348           32,423
  Ingersoll-Rand Co. Class A                         20,200        1,372,994
  Parker Hannifin Corp.                               5,800          341,388
                                                                ------------
                                                                   2,704,930
                                                                ------------
INSURANCE BROKERS--0.4%
  Willis Group Holdings Ltd.                         13,300          497,420
                                                                ------------


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
INTEGRATED OIL & GAS--6.3%
  ChevronTexaco Corp.                                42,200     $  2,263,608
  ConocoPhillips                                      2,520          208,782
  Exxon Mobil Corp.                                  89,300        4,315,869
  Occidental Petroleum Corp.                         29,600        1,655,528
                                                                ------------
                                                                   8,443,787
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.6%
  ALLTEL Corp.                                        7,100          389,861
  BellSouth Corp.                                    48,800        1,323,456
  CenturyTel, Inc.                                    7,200          246,528
  SBC Communications, Inc.                           28,200          731,790
  Sprint Corp.                                        7,075          142,420
  Verizon Communications, Inc.                       50,900        2,004,442
                                                                ------------
                                                                   4,838,497
                                                                ------------
INTERNET RETAIL--0.3%
  Amazon.com, Inc. (b)                                1,200           49,032
  eBay, Inc. (b)                                      3,830          352,130
                                                                ------------
                                                                     401,162
                                                                ------------
INTERNET SOFTWARE & SERVICES--0.6%
  EarthLink, Inc. (b)                                39,700          408,910
  Yahoo!, Inc. (b)                                   10,980          372,332
                                                                ------------
                                                                     781,242
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.8%
  E*TRADE Financial Corp. (b)                         8,200           93,644
  Goldman Sachs Group, Inc. (The)                     8,788          819,393
  Lehman Brothers Holdings, Inc.                      1,000           79,720
  Merrill Lynch & Co., Inc.                           1,679           83,480
  Morgan Stanley                                     26,700        1,316,310
                                                                ------------
                                                                   2,392,547
                                                                ------------
LIFE & HEALTH INSURANCE--1.8%
  AFLAC, Inc.                                         4,500          176,445
  Lincoln National Corp.                             15,200          714,400
  MetLife, Inc.                                      35,000        1,352,750
  Protective Life Corp.                               1,400           55,034
  Prudential Financial, Inc.                          2,100           98,784
  StanCorp Financial Group, Inc.                        800           56,960
                                                                ------------
                                                                   2,454,373
                                                                ------------
MANAGED HEALTH CARE--2.5%
  Aetna, Inc.                                         4,500          449,685
  Anthem, Inc. (b)                                      900           78,525
  CIGNA Corp.                                         4,200          292,446
  UnitedHealth Group, Inc.                           24,400        1,799,256
  WellPoint Health Networks, Inc. (b)                 6,900          725,121
                                                                ------------
                                                                   3,345,033
                                                                ------------
METAL & GLASS CONTAINERS--0.1%
  Silgan Holdings, Inc.                               1,400           64,820
                                                                ------------

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
MOTORCYCLE MANUFACTURERS--0.1%
  Harley-Davidson, Inc.                               1,070     $     63,601
                                                                ------------
MOVIES & ENTERTAINMENT--3.9%
  Fox Entertainment Group, Inc.
    Class A (b)                                       2,800           77,672
  Time Warner, Inc. (b)                             148,300        2,393,562
  Viacom, Inc. Class B                               31,505        1,057,308
  Walt Disney Co. (The)                              77,210        1,741,085
                                                                ------------
                                                                   5,269,627
                                                                ------------
MULTI-LINE INSURANCE--1.4%
  American International Group, Inc.                 25,835        1,756,522
  Hartford Financial Services
    Group, Inc. (The)                                 1,770          109,616
  Unitrin, Inc.                                       1,400           58,198
                                                                ------------
                                                                   1,924,336
                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER--2.1%
  Constellation Energy Group, Inc.                   36,500        1,454,160
  Dominion Resources, Inc.                            1,051           68,578
  Sempra Energy                                      37,500        1,357,125
                                                                ------------
                                                                   2,879,863
                                                                ------------
OFFICE ELECTRONICS--0.3%
  Xerox Corp. (b)                                    26,900          378,752
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.2%
  HNI Corp.                                           7,700          304,766
                                                                ------------
OIL & GAS DRILLING--0.1%
  Noble Corp.                                         2,020           90,799
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
  Halliburton Co.                                     2,960           99,722
  Schlumberger Ltd.                                     448           30,155
                                                                ------------
                                                                     129,877
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
  EOG Resources, Inc.                                   645           42,473
  Unocal Corp.                                        1,770           76,110
                                                                ------------
                                                                     118,583
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
  Citigroup, Inc.                                    52,735        2,326,668
  J.P. Morgan Chase & Co.                            67,572        2,684,636
                                                                ------------
                                                                   5,011,304
                                                                ------------
PACKAGED FOODS & MEATS--1.7%
  General Mills, Inc.                                 1,780           79,922
  Kellogg Co.                                        43,600        1,859,976
  Tyson Foods, Inc. Class A                          20,500          328,410
                                                                ------------
                                                                   2,268,308
                                                                ------------
PAPER PACKAGING--0.2%
  Smurfit-Stone Container Corp. (b)                   8,200          158,834
  Temple-Inland, Inc.                                   900           60,435
                                                                ------------
                                                                     219,269
                                                                ------------


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
PAPER PRODUCTS--0.1%
  MeadWestvaco Corp.                                  3,000     $     95,700
                                                                ------------
PERSONAL PRODUCTS--0.1%
  Avon Products, Inc.                                 3,900          170,352
                                                                ------------
PHARMACEUTICALS--8.3%
  Abbott Laboratories                                 1,990           84,296
  Allergan, Inc.                                        630           45,707
  Bristol-Myers Squibb Co.                           66,300        1,569,321
  Johnson & Johnson                                  57,740        3,252,494
  Lilly (Eli) & Co.                                   1,220           73,261
  Merck & Co., Inc.                                  31,700        1,046,100
  Pfizer, Inc.                                      143,160        4,380,696
  Wyeth                                              20,535          768,009
                                                                ------------
                                                                  11,219,884
                                                                ------------
PHOTOGRAPHIC PRODUCTS--0.8%
  Eastman Kodak Co.                                  31,400        1,011,708
                                                                ------------
PROPERTY & CASUALTY INSURANCE--2.0%
  Allstate Corp. (The)                               34,100        1,636,459
  Chubb Corp. (The)                                   1,800          126,504
  Cincinnati Financial Corp.                          2,100           86,562
  Mercury General Corp.                               3,200          169,248
  Progressive Corp. (The)                             5,700          483,075
  SAFECO Corp.                                        1,800           82,170
  St. Paul Travelers Cos., Inc. (The)                 2,253           74,484
                                                                ------------
                                                                   2,658,502
                                                                ------------
PUBLISHING & PRINTING--0.5%
  McGraw-Hill Cos., Inc. (The)                        7,000          557,830
  Meredith Corp.                                      1,700           87,346
  New York Times Co. (The) Class A                      150            5,865
                                                                ------------
                                                                     651,041
                                                                ------------
RAILROADS--0.4%
  Burlington Northern Santa Fe Corp.                  3,600          137,916
  CSX Corp.                                           2,600           86,320
  Norfolk Southern Corp.                             10,600          315,244
                                                                ------------
                                                                     539,480
                                                                ------------
REGIONAL BANKS--0.8%
  Bank of Hawaii Corp.                                1,500           70,875
  BB&T Corp.                                          1,400           55,566
  Hibernia Corp. Class A                             14,400          380,304
  Huntington Bancshares, Inc.                         2,400           59,784
  Marshall & Ilsley Corp.                             1,400           56,420
  National City Corp.                                 6,600          254,892
  PNC Financial Services Group,
    Inc. (The)                                        2,100          113,610
  SunTrust Banks, Inc.                                2,000          140,820
                                                                ------------
                                                                   1,132,271
                                                                ------------
REITS--0.3%
  iStar Financial, Inc.                               8,400          346,332

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
REITS (CONTINUED)
  Rayonier, Inc.                                      1,500     $     67,860
                                                                ------------
                                                                     414,192
                                                                ------------
RESTAURANTS--1.2%
  McDonald's Corp.                                   35,500          995,065
  Wendy's International, Inc.                         6,300          211,680
  Yum! Brands, Inc.                                  11,300          459,458
                                                                ------------
                                                                   1,666,203
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.3%
  Applied Materials, Inc. (b)                        25,700          423,793
                                                                ------------
SEMICONDUCTORS--2.2%
  Analog Devices, Inc.                                8,365          324,395
  Broadcom Corp. Class A (b)                          2,700           73,683
  Intel Corp.                                       110,500        2,216,630
  Maxim Integrated Products, Inc.                     9,300          393,297
                                                                ------------
                                                                   3,008,005
                                                                ------------
SOFT DRINKS--0.3%
  Pepsi Bottling Group, Inc. (The)                    5,200          141,180
  PepsiAmericas, Inc.                                 7,500          143,250
  PepsiCo, Inc.                                       3,695          179,762
                                                                ------------
                                                                     464,192
                                                                ------------
SPECIALTY CHEMICALS--0.1%
  Rohm and Haas Co.                                   4,000          171,880
                                                                ------------
SPECIALTY STORES--0.5%
  Barnes & Noble, Inc. (b)                            2,100           77,700
  Bed Bath & Beyond, Inc. (b)                         1,100           40,821
  Claire's Stores, Inc.                              14,300          358,072
  Office Depot, Inc. (b)                              4,300           64,629
  Staples, Inc.                                       2,500           74,550
                                                                ------------
                                                                     615,772
                                                                ------------
STEEL--0.0%
  United States Steel Corp.                           1,600           60,192
                                                                ------------
SYSTEMS SOFTWARE--3.5%
  Microsoft Corp.                                   158,365        4,378,792
  Oracle Corp. (b)                                   28,400          320,352
  VERITAS Software Corp. (b)                          2,102           37,416
                                                                ------------
                                                                   4,736,560
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.2%
  Avnet, Inc. (b)                                     5,100           87,312
  Tech Data Corp. (b)                                 4,700          181,185
                                                                ------------
                                                                     268,497
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.2%
  Countrywide Financial Corp.                         1,580           62,236
  Fannie Mae                                          3,945          250,113
                                                                ------------
                                                                     312,349
                                                                ------------


                                                    SHARES          VALUE
                                                   --------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
TOBACCO--0.6%
  Altria Group, Inc.                                  4,050     $    190,512
  Reynolds American, Inc.                             8,900          605,556
                                                                ------------
                                                                     796,068
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
  Nextel Communications, Inc. Class A (b)            12,600          300,384
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $121,825,017)                                 130,550,442
                                                                ------------
FOREIGN  COMMON STOCKS(c)--2.2%
AUTO PARTS & EQUIPMENT--0.3%
  Autoliv, Inc. (Sweden)                              7,500          303,000
  Magna International, Inc. Class A (Canada)          1,580          117,046
                                                                ------------
                                                                     420,046
                                                                ------------
COMMUNICATIONS EQUIPMENT--0.1%
  Telefonaktiebolaget LM Ericsson
    ADR (Sweden) (b)                                  3,090           96,532
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.0%
  Flextronics International Ltd.
    (Singapore) (b)                                   5,400           71,550
                                                                ------------
HEALTH CARE SUPPLIES--0.0%
  Alcon, Inc. (United States)                           800           64,160
                                                                ------------
INDUSTRIAL CONGLOMERATES--0.8%
  Tyco International Ltd. (United
    States)                                          36,875        1,130,587
                                                                ------------
INTEGRATED OIL & GAS--0.3%
  BP plc ADR (United Kingdom)                         5,876          338,046
  Total SA ADR (France)                                 820           83,780
                                                                ------------
                                                                     421,826
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.2%
  Accenture Ltd. Class A (Bermuda) (b)                8,750          236,687
                                                                ------------
LIFE & HEALTH INSURANCE--0.1%
  Manulife Financial Corp. (Canada)                   2,200           96,338
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.0%
  EnCana Corp. (Canada)                                 875           40,513
                                                                ------------
PHARMACEUTICALS--0.1%
  GlaxoSmithKline plc ADR (United
    Kingdom)                                          2,800          122,444
                                                                ------------
REINSURANCE--0.2%
  RenaissanceRe Holdings Ltd.
    (United States)                                   4,100          211,478
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
  Vodafone Group plc ADR (United
    Kingdom)                                          3,996           96,344
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,750,530)                                     3,008,505
                                                                ------------

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                                                                    VALUE
                                                                ------------
TOTAL LONG TERM INVESTMENTS--99.2%
  (Identified cost $124,575,547)                                 133,558,947
                                                                ------------


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)         VALUE
                                         --------   -------     ------------
SHORT-TERM OBLIGATIONS--0.8%
COMMERCIAL PAPER--0.8%
  UBS Finance Delaware LLC
    1.88%, 10/1/04                          A-1+    $ 1,030     $  1,030,000
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,030,000)                                     1,030,000
                                                                ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $125,605,547)                                 134,588,947(a)
  Other assets and liabilities, net--0.0%                            (45,662)
                                                                ------------
NET ASSETS--100.0%                                              $134,543,285
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,031,613 and gross depreciation of $7,755,806 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $126,313,140.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE ($)
                                           --------   -------   ------------
AGENCY MORTGAGE-BACKED SECURITIES--6.5%
  Fannie Mae 1.50%, 5/3/05                   AAA      $ 1,250   $  1,244,969
  Fannie Mae 6.50%, 10/1/31                  AAA           81         84,888
  Fannie Mae 6%, 9/1/32                      AAA          398        412,180
  Fannie Mae 6%, 12/1/32                     AAA        2,257      2,339,287
  Fannie Mae 5%, 5/1/34                      AAA        1,592      1,577,231
  Fannie Mae 5.50%, 5/1/34                   AAA        1,900      1,927,782
  Fannie Mae 5.50%, 6/1/34                   AAA        9,384      9,518,738
  Fannie Mae 5.50%, 6/1/34                   AAA        5,882      5,966,981
  Fannie Mae 6%, 7/1/34                      AAA        1,459      1,511,882
  GNMA 6.50%, '23-'32                        AAA        2,604      2,753,249
                                                                ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $26,657,600)                                   27,337,187
                                                                ------------
MUNICIPAL BONDS--3.7%
CALIFORNIA--1.2%
  Alameda Corridor Transportation
    Authority Revenue Taxable Series C
    6.60%, 10/1/29                           AAA        1,000      1,124,900
  Fresno County Pension Obligation Revenue
    Taxable 6.21%, 8/15/06                   AAA          255        269,935
  Kern County Pension Obligation Revenue
    Taxable 7.26%, 8/15/14                   AAA          420        494,327
  Long Beach Pension Obligation Taxable
    6.87%, 9/1/06                            AAA            2          2,150
  Long Beach Pension Obligation Taxable
    Unrefunded Balance Revenue 6.87%,
    9/1/06                                   AAA           55         59,113
  San Bernardino County Revenue Taxable
    Series A 5.43%, 8/1/13                   AAA        1,750      1,833,545
  Sonoma County Pension Obligation
    Revenue Taxable 6.625%, 6/1/13           AAA        1,350      1,526,810
                                                                ------------
                                                                   5,310,780
                                                                ------------
FLORIDA--0.7%
  Florida State Department of
    Transportation Series A 5%, 7/1/12       AA+        1,800      2,006,442


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20           AAA      $   810   $    870,904
                                                                ------------
                                                                   2,877,346
                                                                ------------
KENTUCKY--0.4%
  Kentucky State Property and Buildings
    Commission Revenue 5%, 10/1/12           AAA        1,500      1,664,790
                                                                ------------
PENNSYLVANIA--0.7%
  Philadelphia Authority For Industrial
    Development Pension Funding Revenue
    Taxable Series A 5.79%, 4/15/09          AAA        1,400      1,504,622
  Pittsburgh Pension Obligation Taxable
    Series C 6.50%, 3/1/17                   AAA        1,250      1,397,125
                                                                ------------
                                                                   2,901,747
                                                                ------------
TEXAS--0.3%
  Dallas-Fort Worth International Airport
    Facilities Improvement Revenue
    Taxable 6.40%, 11/1/07                   AAA        1,000      1,088,610
                                                                ------------
VIRGINIA--0.4%
  Virginia Public Building Authority
    Public Facilities Revenue Series A
    5%, 8/1/12                               AA+        1,500      1,678,080
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $14,654,404)                                   15,521,353
                                                                ------------
ASSET-BACKED SECURITIES--1.9%
  Capital One Master Trust 01-5, A
    5.30%, 6/15/09                           AAA        2,500      2,607,674
  Green Tree Financial Corp. 96-10, M1
    7.24%, 11/15/28                          BB+        1,000        906,923
  Morgan Stanley Auto Loan Trust 04-HB1,
    A4 3.33%, 10/15/11                       AAA        1,000      1,004,844

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
ASSET-BACKED SECURITIES (CONTINUED)
  Residential Asset Mortgage Products,
    Inc. 03-RS6, AI3 3.08%, 12/25/28         AAA      $ 2,000   $  1,989,002
  WFS Financial Owner Trust 03-1, A4
    2.74%, 9/20/10                           AAA        1,000        994,988
  Whole Auto Loan Trust 02-1, B 2.91%,
    4/15/09                                  A            461        461,281
                                                                ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $8,050,622)                                     7,964,712
                                                                ------------
DOMESTIC CORPORATE BONDS--15.4%
AEROSPACE & DEFENSE--0.2%
  Rockwell Collins, Inc. 4.75%, 12/1/13      A          1,000      1,004,366
                                                                ------------
AGRICULTURAL PRODUCTS--0.1%
  Corn Products International, Inc.
    8.25%, 7/15/07                           BBB-         500        553,750
                                                                ------------
ALUMINUM--0.3%
  Alcoa, Inc. 5.375%, 1/15/13                A-         1,000      1,050,671
                                                                ------------
AUTO PARTS & EQUIPMENT--0.2%
  American Axle & Manufacturing, Inc.
    5.25%, 2/11/14                           BBB          750        739,609
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.2%
  DaimlerChrysler NA Holding Corp. 4.75%,
    1/15/08                                  BBB        1,000      1,029,881
                                                                ------------
BROADCASTING & CABLE TV--0.2%
  Comcast Corp. 5.30%, 1/15/14               BBB        1,000      1,002,167
                                                                ------------
CASINOS & GAMING--1.0%
  Caesars Entertainment, Inc. 9.375%,
    2/15/07                                  BB-          500        558,750
  Harrah's Operating Co., Inc. 7.50%,
    1/15/09                                  BBB-         250        279,690
  Mandalay Resort Group 6.375%, 12/15/11     BB+          750        772,500
  MGM Mirage 9.75%, 6/1/07                   BB-          500        558,125
  Mohegan Tribal Gaming Authority 144A
    7.125%, 8/15/14 (d)                      BB-          500        526,250
  Station Casinos, Inc. 6.875%, 3/1/16       B+         1,500      1,548,750
                                                                ------------
                                                                   4,244,065
                                                                ------------
COMMUNICATIONS EQUIPMENT--0.2%
  Motorola, Inc. 7.625%, 11/15/10            BBB          750        877,670
                                                                ------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
CONSUMER FINANCE--1.8%
  Capital One Bank 6.50%, 6/13/13            BBB-     $   500   $    546,763
  Ford Motor Credit Co. 7.25%,
    10/25/11 (i)                             BBB-       1,200      1,298,564
  General Electric Capital Corp. 3.50%,
    5/1/08                                   AAA        1,250      1,251,224
  General Electric Capital Corp. 6%,
    6/15/12                                  AAA        2,000      2,197,298
  General Motors Acceptance Corp. 6.875%,
    8/28/12                                  BBB        1,500      1,558,666
  Household Finance Corp. 6.75%, 5/15/11     A            500        562,779
                                                                ------------
                                                                   7,415,294
                                                                ------------
DIVERSIFIED BANKS--0.9%
  Bank of America Corp. 5.25%, 12/1/15       A          1,500      1,524,169
  Rabobank Capital Funding II 144A 5.26%,
    12/29/49 (d)(k)                          AA         1,100      1,109,701
  U.S. Bank National Association 6.30%,
    7/15/08                                  A+           500        547,840
  Wachovia Corp. 5.625%, 12/15/08            A-           500        537,807
                                                                ------------
                                                                   3,719,517
                                                                ------------
DIVERSIFIED CHEMICALS--0.2%
  Cabot Corp. 144A 5.25%, 9/1/13 (d)         BBB+         750        755,884
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  International Lease Finance Corp.
    4.375%, 11/1/09                          AA-        1,250      1,260,151
                                                                ------------
ELECTRIC UTILITIES--0.3%
  Entergy Gulf States, Inc. 5.25%, 8/1/15    BBB          850        835,898
  Oncor Electric Delivery Co. 6.375%,
    1/15/15                                  BBB          500        551,762
                                                                ------------
                                                                   1,387,660
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Mettler-Toledo International, Inc.
    4.85%, 11/15/10                          BBB        1,000      1,010,887
                                                                ------------
ENVIRONMENTAL SERVICES--0.5%
  Allied Waste North America 6.125%,
    2/15/14                                  BB-        1,000        937,500

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
ENVIRONMENTAL SERVICES (CONTINUED)
  Browning-Ferris Industries, Inc. 7.875%,
    3/15/05                                  BB-      $ 1,000   $  1,007,500
                                                                ------------
                                                                   1,945,000
                                                                ------------
GAS UTILITIES--0.3%
  AmeriGas Partners LP/AmeriGas Eagle
    Finance Corp. Series B 8.875%, 5/20/11   BB-        1,250      1,384,375
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.3%
  AmerisourceBergen Corp. 8.125%, 9/1/08     BB         1,060      1,181,900
                                                                ------------
HEALTH CARE FACILITIES--0.2%
  HCA, Inc. 5.25%, 11/6/08                   BBB-       1,000      1,024,856
                                                                ------------
HOMEBUILDING--0.3%
  Lennar Corp. 7.625%, 3/1/09                BBB-       1,000      1,132,527
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.0%
  La Quinta Properties, Inc. 144A 7%,
    8/15/12 (d)                              BB-           75         79,406
                                                                ------------
INDUSTRIAL MACHINERY--0.5%
  ITW CUPIDS Financial Trust I 144A 6.55%,
    12/31/11 (d)(h)                          Aa(c)      2,000      2,190,032
                                                                ------------
INTEGRATED OIL & GAS--0.1%
  Conoco Funding Co. 5.45%, 10/15/06         A-           250        262,102
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
  AT&T Wireless Services, Inc. 7.875%,
    3/1/11                                   BBB          125        148,099
  CenturyTel, Inc. Series F 6.30%, 1/15/08   BBB+         500        529,915
  Verizon Communications, Inc. 7.51%,
    4/1/09                                   A+         1,000      1,135,007
                                                                ------------
                                                                   1,813,021
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.7%
  Credit Suisse First Boston USA, Inc.
    3.875%, 1/15/09                          A+         1,000        999,316
  Credit Suisse First Boston USA, Inc.
    5.125%, 1/15/14                          A+           500        505,432
  Merrill Lynch & Co., Inc. 5%, 2/3/14       A+         1,500      1,502,114
                                                                ------------
                                                                   3,006,862
                                                                ------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
LIFE & HEALTH INSURANCE--0.4%
  Jefferson-Pilot Corp. 4.75%, 1/30/14       AA       $   750   $    743,272
  Metlife, Inc. 5%, 11/24/13                 A          1,000      1,005,880
                                                                ------------
                                                                   1,749,152
                                                                ------------
MULTI-LINE INSURANCE--0.1%
  Assurant, Inc. 5.625%, 2/15/14             BBB+         200        205,227
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
  Halliburton Co. 5.50%, 10/15/10            BBB          500        523,792
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.8%
  Chesapeake Energy Corp. 6.875%, 1/15/16    BB-          450        472,500
  Pemex Project Funding Master Trust
    7.875%, 2/1/09                           BBB-         500        558,500
  Pemex Project Funding Master Trust
    9.125%, 10/13/10                         BBB-         500        595,000
  Pemex Project Funding Master Trust 8%,
    11/15/11                                 BBB-         750        848,437
  Pemex Project Funding Master Trust
    7.375%, 12/15/14                         BBB-         750        817,500
                                                                ------------
                                                                   3,291,937
                                                                ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
  Teekay Shipping Corp. 8.32%, 2/1/06        BB+          135        139,894
  Valero Energy Corp. 4.75%, 4/1/14          BBB          750        728,245
                                                                ------------
                                                                     868,139
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
  American Honda Finance Corp. 144A 4.50%,
    5/26/09 (d)                              A+         1,000      1,023,524
  Citigroup, Inc. 5.125%, 5/5/14             AA-        1,000      1,024,766
  J.P. Morgan Chase & Co. 5.125%, 9/15/14    A          1,000      1,005,361
  Principal Life Global Funding I 144A
    4.40%, 10/1/10 (d)                       AA         1,500      1,517,267
                                                                ------------
                                                                   4,570,918
                                                                ------------
PACKAGED FOODS & MEATS--0.2%
  Campbell Soup Co. 5%, 12/3/12              A          1,000      1,024,848
                                                                ------------
PAPER PRODUCTS--0.1%
  International Paper Co. 5.50%, 1/15/14     BBB          350        358,397
                                                                ------------

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
RAILROADS--0.1%
  Union Pacific Corp. 6.50%, 4/15/12         BBB      $   500   $    554,015
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
  EOP Operating LP 4.75%, 3/15/14            BBB+         750        723,860
                                                                ------------
REGIONAL BANKS--0.7%
  BB&T Corp. 5.20%, 12/23/15                 A-         1,000      1,015,759
  PNC Funding Corp. 5.25%, 11/15/15          BBB+       1,000      1,015,091
  Zions Bancorp 5.65%, 5/15/14               BBB-       1,000      1,036,909
                                                                ------------
                                                                   3,067,759
                                                                ------------
REITS--0.6%
  Colonial Properties Trust 6.25%, 6/15/14   BBB-       1,000      1,052,755
  HRPT Properties Trust 5.75%, 2/15/14       BBB        1,000      1,010,238
  Kimco Realty Corp. 4.82%, 8/15/11          A-           450        454,057
                                                                ------------
                                                                   2,517,050
                                                                ------------
SPECIALIZED FINANCE--0.2%
  CIT Group, Inc. 4.75%, 12/15/10            A            850        862,198
                                                                ------------
SPECIALTY STORES--0.3%
  AutoZone, Inc. 5.50%, 11/15/15             BBB+       1,250      1,197,799
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.3%
  Arrow Electronics, Inc. 6.875%, 7/1/13     BBB-       1,000      1,082,023
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.5%
  Sovereign Bank 5.125%, 3/15/13             BBB-       1,000        996,988
  Washington Mutual, Inc. 4.625%, 4/1/14     BBB+       1,250      1,194,889
                                                                ------------
                                                                   2,191,877
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%,
  2/15/12                                    BB-          500        483,750
                                                                ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $63,279,986)                                   65,344,394
                                                                ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--6.1%
  Asset Backed Funding Corp. Net
    Interest Margin Trust 04 144A 4.45%,
    7/26/34 (d)                              A-           850        850,000


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  CS First Boston Mortgage Securities
    Corp. 97-C2, A3 6.55%, 1/17/35           AAA      $ 4,200   $  4,542,944
  CS First Boston Mortgage Securities
    Corp. 97-C2, B 6.72%, 1/17/35            Aaa(c)     2,000      2,179,391
  DLJ Commercial Mortgage Corp. 98-CF2,
    A1B 6.24%, 11/12/31                      Aaa(c)     2,960      3,219,513
  GMAC Commercial Mortgage Securities,
    Inc. 97-C2, A3 6.566%, 4/15/29           Aaa(c)     1,250      1,345,764
  Greenwich Capital Commercial Funding
    Corp. 03-FL1, M 144A 3.227%,
    7/5/18 (d)(k)                            BBB-         840        811,748
  GS Mortgage Securities Corp. II 99-C1,
    A2 6.11%, 11/18/30                       AAA        5,400      5,813,287
  Homestar Net Interest Margin Trust 04-3,
    A1 144A 5.50%, 7/25/34 (d)               BBB          569        568,774
  J.P. Morgan Chase Commercial Mortgage
    Securities Corp. 01-CIBC, A3 6.26%,
    3/15/33                                  AAA        4,060      4,490,521
  Lehman Brothers Commercial Conduit
    Mortgage Trust 99-C2, A2 7.325%,
    10/15/32                                 Aaa(c)     1,840      2,093,460
                                                                ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $24,390,838)                                   25,915,402
                                                                ------------
FOREIGN GOVERNMENT SECURITIES--3.5%
AUSTRIA--0.3%
  Republic of Austria Series 97 3 5.75%,
    4/11/07                                  AAA          800(f)   1,062,308
                                                                ------------
BRAZIL--0.8%
  Federative Republic of Brazil 8%,
    4/15/14                                  BB-        2,932      2,900,773
  Federative Republic of Brazil 11%,
    8/17/40                                  BB-          500        561,125
                                                                ------------
                                                                   3,461,898
                                                                ------------
BULGARIA--0.3%
  Republic of Bulgaria 144A 8.25%,
    1/15/15 (d)                              BBB-         580        717,025

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
FOREIGN GOVERNMENT SECURITIES (CONTINUED)
BULGARIA (CONTINUED)
  Republic of Bulgaria Series IAB PDI
    2.75%, 7/28/11 (k)                       BBB-     $   728   $    727,090
                                                                ------------
                                                                   1,444,115
                                                                ------------
CHILE--0.2%
  Republic of Chile 5.50%, 1/15/13           A          1,000      1,042,000
                                                                ------------
COLOMBIA--0.1%
  Republic of Colombia 10%, 1/23/12          BB           375        417,375
                                                                ------------
COSTA RICA--0.3%
  Republic of Costa Rica 144A 9.335%,
    5/15/09 (d)                              BB         1,000      1,092,500
                                                                ------------
MEXICO--0.1%
  United Mexican States 5.875%, 1/15/14      BBB-         500        507,500
                                                                ------------
NEW ZEALAND--0.1%
  Government of New Zealand Series 205
    6.50%, 2/15/05                           AAA          750(g)     507,032
                                                                ------------
PANAMA--0.3%
  Republic of Panama 8.25%, 4/22/08          BB         1,000      1,105,000
                                                                ------------
PERU--0.0%
  Republic of Peru 8.75%, 11/21/33           BB           200        199,500
                                                                ------------
PHILIPPINES--0.1%
  Republic of Philippines 8.375%, 2/15/11    BB           551        560,643
                                                                ------------
RUSSIA--0.3%
  Russian Federation RegS 5%, 3/31/30 (k)    BB+        1,250      1,203,125
                                                                ------------
SOUTH AFRICA--0.6%
  Republic of South Africa 7.375%,
    4/25/12                                  BBB        1,000      1,130,000
  Republic of South Africa 5.25%,
    5/16/13                                  BBB        1,000(f)   1,255,046
                                                                ------------
                                                                   2,385,046
                                                                ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $14,226,798)                                   14,988,042
                                                                ------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
FOREIGN CORPORATE BONDS--3.8%
AUSTRALIA--0.4%
  St. George Bank Ltd. 144A 5.30%,
    10/15/15 (d)                             A-       $ 1,000   $  1,014,165
  United Energy Distribution Holdings
    Property Ltd. 144A 5.45%, 4/15/16 (d)    AAA          500        517,352
                                                                ------------
                                                                   1,531,517
                                                                ------------
BRAZIL--0.1%
  Petrobras International Finance Co.
    9.125%, 7/2/13                           Ba(c)        500        548,750
                                                                ------------
CANADA--0.3%
  Thomson Corp. (The) 5.25%, 8/15/13         A-         1,000      1,032,911
                                                                ------------
GERMANY--0.4%
  Deutsche Telekom International Finance
    BV 8.50%, 6/15/10                        BBB+       1,500      1,797,882
                                                                ------------
HONG KONG--0.5%
  Hutchison Whampoa International Ltd.
    144A 6.25%, 1/24/14 (d)                  A-         2,000      2,052,374
                                                                ------------
ITALY--0.2%
  Telecom Italia Capital SA 144A 5.25%,
    11/15/13 (d)                             BBB+       1,000      1,018,867
                                                                ------------
MALAYSIA--0.2%
  Malaysia International Shipping Corp.
    Capital Ltd. 144A 6.125%, 7/1/14 (d)     BBB+         750        796,584
                                                                ------------
NETHERLANDS--0.2%
  Coca-Cola HBC Finance BV 5.125%, 9/17/13   A            750        768,643
                                                                ------------
NORWAY--0.2%
  Norske Skogindustrier ASA 144A 6.125%,
    10/15/15 (d)                             BBB-       1,000      1,020,547
                                                                ------------
SINGAPORE--0.1%
  DBS Bank Ltd. 144A 5%, 11/15/19 (d)(e)     A-           400        393,905
                                                                ------------
SOUTH KOREA--0.6%
  Korea Development Bank 5.50%, 11/13/12     A-         2,500      2,599,385
                                                                ------------
SWEDEN--0.3%
  Nordea Bank Sweden AB 144A 5.25%,
    11/30/12 (d)                             A          1,000      1,035,000
                                                                ------------

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
FOREIGN CORPORATE BONDS (CONTINUED)
UNITED KINGDOM--0.2%
  HBOS plc 144A 5.375%, 11/29/49 (d)(k)      A        $ 1,000   $  1,015,455
                                                                ------------
UNITED STATES--0.1%
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (d)                              BBB          590        575,562
                                                                ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $15,662,622)                                   16,187,382
                                                                ------------
DOMESTIC COMMON STOCKS--56.3%
ADVERTISING--0.8%
  Harte-Hanks, Inc.                                   131,800      3,296,318
                                                                ------------
AEROSPACE & DEFENSE--1.1%
  United Technologies Corp.                            50,500      4,715,690
                                                                ------------
AIR FREIGHT & COURIERS--1.8%
  FedEx Corp.                                          31,200      2,673,528
  Ryder System, Inc.                                  109,600      5,155,584
                                                                ------------
                                                                   7,829,112
                                                                ------------
APPLICATION SOFTWARE--0.6%
  Intuit, Inc. (b)                                     57,000      2,587,800
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  Mellon Financial Corp.                              176,000      4,873,440
                                                                ------------
CASINOS & GAMING--0.8%
  Caesars Entertainment, Inc. (b)                     209,300      3,495,310
                                                                ------------
COMMUNICATIONS EQUIPMENT--1.2%
  Avocent Corp. (b)                                    78,800      2,051,164
  Cisco Systems, Inc. (b)                             173,700      3,143,970
                                                                ------------
                                                                   5,195,134
                                                                ------------
COMPUTER HARDWARE--0.7%
  Dell, Inc. (b)                                       84,400      3,004,640
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.7%
  EMC Corp. (b)                                       239,000      2,758,060
                                                                ------------
CONSTRUCTION & ENGINEERING--0.6%
  Jacobs Engineering Group, Inc. (b)                   62,300      2,385,467
                                                                ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.9%
  Deere & Co.                                          61,800      3,989,190
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.0%
  Fiserv, Inc. (b)                                    197,200      6,874,392
  Hewitt Associates, Inc. Class A (b)                  53,900      1,426,194
                                                                ------------
                                                                   8,300,586
                                                                ------------
DIVERSIFIED BANKS--4.7%
  Bank of America Corp.                               138,800      6,014,204
  U.S. Bancorp                                         62,700      1,812,030
  Wachovia Corp.                                      107,400      5,042,430


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
DIVERSIFIED BANKS (CONTINUED)
  Wells Fargo & Co.                                   117,000   $  6,976,710
                                                                ------------
                                                                  19,845,374
                                                                ------------
DIVERSIFIED CHEMICALS--0.7%
  Du Pont (E.I.) de Nemours & Co.                      72,200      3,090,160
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.7%
  ARAMARK Corp. Class B                               127,000      3,065,780
                                                                ------------
DRUG RETAIL--1.1%
  CVS Corp.                                           105,700      4,453,141
                                                                ------------
ELECTRIC UTILITIES--0.6%
  Entergy Corp.                                        41,800      2,533,498
                                                                ------------
EMPLOYMENT SERVICES--1.0%
  Manpower, Inc.                                       55,300      2,460,297
  Robert Half International, Inc.                      65,700      1,693,089
                                                                ------------
                                                                   4,153,386
                                                                ------------
FOOTWEAR--0.5%
  NIKE, Inc. Class B                                   24,800      1,954,240
                                                                ------------
HEALTH CARE EQUIPMENT--1.9%
  DENTSPLY International, Inc.                         83,000      4,311,020
  Fisher Scientific International, Inc. (b)            64,700      3,773,951
                                                                ------------
                                                                   8,084,971
                                                                ------------
HEALTH CARE FACILITIES--0.9%
  Manor Care, Inc.                                    124,200      3,721,032
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--1.4%
  Marriott International, Inc. Class A                115,300      5,990,988
                                                                ------------
HOUSEHOLD PRODUCTS--1.7%
  Clorox Co. (The)                                     55,000      2,931,500
  Procter & Gamble Co. (The)                           81,800      4,427,016
                                                                ------------
                                                                   7,358,516
                                                                ------------
INDUSTRIAL CONGLOMERATES--2.7%
  General Electric Co.                                344,000     11,551,520
                                                                ------------
INSURANCE BROKERS--0.3%
  Willis Group Holdings Ltd.                           37,500      1,402,500
                                                                ------------
INTEGRATED OIL & GAS--1.3%
  Exxon Mobil Corp.                                   117,200      5,664,276
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.2%
  CenturyTel, Inc.                                     80,600      2,759,744
  SBC Communications, Inc.                            192,900      5,005,755
  Verizon Communications, Inc.                        147,300      5,800,674
                                                                ------------
                                                                  13,566,173
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.3%
  Merrill Lynch & Co., Inc.                            60,800      3,022,976
  Morgan Stanley                                      133,100      6,561,830
                                                                ------------
                                                                   9,584,806
                                                                ------------

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
LEISURE PRODUCTS--0.8%
  Brunswick Corp.                                      69,700   $  3,189,472
                                                                ------------
MOVIES & ENTERTAINMENT--2.9%
  Time Warner, Inc. (b)                               492,400      7,947,336
  Walt Disney Co. (The)                               194,900      4,394,995
                                                                ------------
                                                                  12,342,331
                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
  Constellation Energy Group, Inc.                     64,300      2,561,712
                                                                ------------
OIL & GAS DRILLING--0.4%
  Patterson-UTI Energy, Inc.                           96,000      1,830,720
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
  Anadarko Petroleum Corp.                             31,200      2,070,432
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
  Citigroup, Inc.                                      57,300      2,528,076
  J.P. Morgan Chase & Co.                             164,400      6,531,612
                                                                ------------
                                                                   9,059,688
                                                                ------------
PACKAGED FOODS & MEATS--1.4%
  Heinz (H.J.) Co.                                     70,300      2,532,206
  Kellogg Co.                                          74,900      3,195,234
                                                                ------------
                                                                   5,727,440
                                                                ------------
PHARMACEUTICALS--4.3%
  Johnson & Johnson                                    83,700      4,714,821
  Pfizer, Inc.                                        309,500      9,470,700
  Wyeth                                               104,300      3,900,820
                                                                ------------
                                                                  18,086,341
                                                                ------------
RAILROADS--1.8%
  Norfolk Southern Corp.                              194,200      5,775,508
  Union Pacific Corp.                                  33,600      1,968,960
                                                                ------------
                                                                   7,744,468
                                                                ------------
RESTAURANTS--0.5%
  Yum! Brands, Inc.                                    53,100      2,159,046
                                                                ------------
SYSTEMS SOFTWARE--2.3%
  Microsoft Corp.                                     355,700      9,835,105
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.5%
  Avnet, Inc. (b)                                     117,600      2,013,312
                                                                ------------
TRUCKING--0.9%
  Yellow Roadway Corp. (b)                             79,600      3,732,444
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $209,509,054)                                 238,803,619
                                                                ------------
FOREIGN  COMMON STOCKS(j)--0.9%
ELECTRONIC MANUFACTURING SERVICES--0.3%
  Flextronics International Ltd. (Singapore) (b)       88,000      1,166,000
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.6%
  ACE Ltd. (United States)                             62,800      2,515,768
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,663,117)                                     3,681,768
                                                                ------------


                                                       SHARES       VALUE
                                                      -------   ------------

EXCHANGE TRADED FUNDS--0.5%
  SPDR Trust Series I                                  20,000   $  2,235,200
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $2,620,713)                                     2,235,200
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.6%
  (Identified cost $382,715,754)                                 417,979,059
                                                                ------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
SHORT-TERM OBLIGATIONS--1.7%
COMMERCIAL PAPER--1.7%
  UBS Finance Delaware LLC 1.88%,
    10/1/04                                  A-1+       1,210      1,210,000
  Koch Industries LLC 1.73%, 10/8/04         A-1+         825        824,722
  Koch Industries LLC 1.75%, 10/8/04         A-1+       2,600      2,599,115
  Harley-Davidson Funding Corp. 1.75%,
    10/21/04                                 A-1        2,720      2,717,356
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $7,351,193)                                     7,351,193
                                                                ------------
TOTAL INVESTMENTS--100.3%
  (Identified cost $390,066,947)                                 425,330,252(a)
  Other assets and liabilities, net--(0.3)%                       (1,221,210)
                                                                ------------
NET ASSETS--100.0%                                              $424,109,042
                                                                ============

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $43,857,699 and gross depreciation of $8,625,423 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $390,097,976.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $20,681,922 or 4.9% of net assets.
(e) This security is a when-issued security.
(f) Par value represents Euro.
(g) Par value represents New Zealand Dollar.
(h) Illiquid. Security valued at fair value as determined in good faith or under the direction of the Trustees. At September 30, 2004, this security amounted to a value of $2,190,032 or 0.5% of net assets.
(i) All or a portion segregated as collateral for a when-issued security.
(j) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header or parenthetically, is determined based on criteria described in
    Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
(k) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
See Notes to Schedules of Investments

                      PHOENIX-OAKHURST VALUE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                       SHARES      VALUE ($)
                                                      -------   ------------
DOMESTIC COMMON STOCKS--94.1%
ADVERTISING--0.8%
  Harte-Hanks, Inc.                                    39,300   $    982,893
                                                                ------------
AEROSPACE & DEFENSE--2.2%
  Honeywell International, Inc.                         2,800        100,408
  Lockheed Martin Corp.                                11,270        628,641
  Northrop Grumman Corp.                                9,570        510,368
  United Technologies Corp.                            15,800      1,475,404
                                                                ------------
                                                                   2,714,821
                                                                ------------
AGRICULTURAL PRODUCTS--0.5%
  Archer-Daniels-Midland Co.                           34,400        584,112
                                                                ------------
AIR FREIGHT & COURIERS--2.1%
  FedEx Corp.                                           9,500        814,055
  Ryder System, Inc.                                   37,200      1,749,888
                                                                ------------
                                                                   2,563,943
                                                                ------------
APPAREL RETAIL--0.5%
  Gap, Inc. (The)                                      17,930        335,291
  TJX Cos., Inc. (The)                                 13,580        299,303
                                                                ------------
                                                                     634,594
                                                                ------------
APPLICATION SOFTWARE--0.7%
  Intuit, Inc. (b)                                     19,700        894,380
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--3.2%
  Bank of New York Co., Inc. (The)                     37,700      1,099,709
  Franklin Resources, Inc.                              2,280        127,133
  Mellon Financial Corp.                               96,710      2,677,900
                                                                ------------
                                                                   3,904,742
                                                                ------------
BROADCASTING & CABLE TV--0.5%
  Comcast Corp. Special Class A (b)                    18,930        528,525
  Cox Communications, Inc. Class A (b)                  4,430        146,766
                                                                ------------
                                                                     675,291
                                                                ------------
BUILDING PRODUCTS--0.2%
  Masco Corp.                                           8,650        298,684
                                                                ------------
CASINOS & GAMING--0.9%
  Caesars Entertainment, Inc. (b)                      69,500      1,160,650
                                                                ------------
COMPUTER HARDWARE--0.3%
  Hewlett-Packard Co.                                   8,980        168,375
  International Business Machines Corp.                 2,110        180,911
                                                                ------------
                                                                     349,286
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.4%
  EMC Corp. (b)                                        47,400        546,996
                                                                ------------
CONSTRUCTION & ENGINEERING--0.6%
  Jacobs Engineering Group, Inc. (b)                   21,000        804,090
                                                                ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.3%
  Deere & Co.                                          24,780      1,599,549
                                                                ------------


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
CONSUMER FINANCE--0.5%
  American Express Co.                                  8,860   $    455,936
  MBNA Corp.                                            5,700        143,640
                                                                ------------
                                                                     599,576
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.2%
  Fiserv, Inc. (b)                                     70,330      2,451,704
  Hewitt Associates, Inc. Class A (b)                  11,700        309,582
                                                                ------------
                                                                   2,761,286
                                                                ------------
DIVERSIFIED BANKS--8.4%
  Bank of America Corp.                                87,968      3,811,653
  U.S. Bancorp                                         41,000      1,184,900
  Wachovia Corp.                                       49,900      2,342,805
  Wells Fargo & Co.                                    51,800      3,088,834
                                                                ------------
                                                                  10,428,192
                                                                ------------
DIVERSIFIED CHEMICALS--2.1%
  Dow Chemical Co. (The)                                8,410        379,964
  Du Pont (E.I.) de Nemours & Co.                      37,860      1,620,408
  PPG Industries, Inc.                                  9,860        604,221
                                                                ------------
                                                                   2,604,593
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.8%
  ARAMARK Corp. Class B                                41,000        989,740
                                                                ------------
DRUG RETAIL--1.2%
  CVS Corp.                                            35,600      1,499,828
                                                                ------------
ELECTRIC UTILITIES--1.8%
  Cinergy Corp.                                         5,190        205,524
  Entergy Corp.                                        22,310      1,352,209
  Exelon Corp.                                          2,730        100,164
  FirstEnergy Corp.                                     2,380         97,771
  PPL Corp.                                             3,640        171,735
  TXU Corp.                                             6,320        302,854
                                                                ------------
                                                                   2,230,257
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  Cooper Industries Ltd. Class A                        3,750        221,250
  Emerson Electric Co.                                  7,260        449,321
                                                                ------------
                                                                     670,571
                                                                ------------
EMPLOYMENT SERVICES--1.1%
  Manpower, Inc.                                       18,600        827,514
  Robert Half International, Inc.                      22,600        582,402
                                                                ------------
                                                                   1,409,916
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
  Monsanto Co.                                          8,920        324,866
                                                                ------------
FOOTWEAR--0.5%
  NIKE, Inc. Class B                                    8,400        661,920
                                                                ------------

                      PHOENIX-OAKHURST VALUE EQUITY SERIES


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
GAS UTILITIES--0.1%
  KeySpan Corp.                                         3,520   $    137,984
                                                                ------------
HEALTH CARE EQUIPMENT--2.1%
  Baxter International, Inc.                            5,770        185,563
  DENTSPLY International, Inc.                         20,500      1,064,770
  Fisher Scientific International, Inc. (b)            22,400      1,306,592
  Guidant Corp.                                         1,260         83,211
                                                                ------------
                                                                   2,640,136
                                                                ------------
HEALTH CARE FACILITIES--1.0%
  Manor Care, Inc.                                     41,000      1,228,360
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--1.7%
  Marriott International, Inc Class A                  39,600      2,057,616
                                                                ------------
HOUSEHOLD PRODUCTS--2.4%
  Clorox Co. (The)                                     18,800      1,002,040
  Colgate-Palmolive Co.                                 2,710        122,438
  Kimberly-Clark Corp.                                  9,770        631,044
  Procter & Gamble Co. (The)                           22,100      1,196,052
                                                                ------------
                                                                   2,951,574
                                                                ------------
INDUSTRIAL CONGLOMERATES--2.8%
  General Electric Co.                                102,800      3,452,024
                                                                ------------
INDUSTRIAL GASES--0.7%
  Air Products and Chemicals, Inc.                      7,920        430,690
  Airgas, Inc.                                         15,300        368,271
  Praxair, Inc.                                         1,800         76,932
                                                                ------------
                                                                     875,893
                                                                ------------
INSURANCE BROKERS--0.5%
  Marsh & McLennan Cos., Inc.                           1,900         86,944
  Willis Group Holdings Ltd.                           12,800        478,720
                                                                ------------
                                                                     565,664
                                                                ------------
INTEGRATED OIL & GAS--4.8%
  ChevronTexaco Corp.                                   8,600        461,304
  ConocoPhillips                                        9,980        826,843
  Exxon Mobil Corp.                                    96,100      4,644,513
                                                                ------------
                                                                   5,932,660
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--6.4%
  CenturyTel, Inc.                                     27,100        927,904
  SBC Communications, Inc.                             94,700      2,457,465
  Sprint Corp.                                         32,720        658,653
  Verizon Communications, Inc.                         97,920      3,856,090
                                                                ------------
                                                                   7,900,112
                                                                ------------
INVESTMENT BANKING & BROKERAGE--4.6%
  Goldman Sachs Group, Inc. (The)                      16,520      1,540,325
  Merrill Lynch & Co., Inc.                            50,950      2,533,234
  Morgan Stanley                                       32,000      1,577,600
                                                                ------------
                                                                   5,651,159
                                                                ------------
LEISURE PRODUCTS--1.0%
  Brunswick Corp.                                      23,700      1,084,512


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
LEISURE PRODUCTS (CONTINUED)
  Hasbro, Inc.                                          5,190   $     97,572
                                                                ------------
                                                                   1,182,084
                                                                ------------
LIFE & HEALTH INSURANCE--1.6%
  AFLAC, Inc.                                           3,400        133,314
  MetLife, Inc.                                        17,850        689,902
  Prudential Financial, Inc.                           23,700      1,114,848
                                                                ------------
                                                                   1,938,064
                                                                ------------
MOVIES & ENTERTAINMENT--4.0%
  Time Warner, Inc. (b)                               209,670      3,384,074
  Viacom, Inc. Class B                                 18,690        627,236
  Walt Disney Co. (The)                                42,750        964,013
                                                                ------------
                                                                   4,975,323
                                                                ------------
MULTI-LINE INSURANCE--0.3%
  Hartford Financial Services Group, Inc. (The)         5,120        317,082
                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
  Constellation Energy Group, Inc.                     21,900        872,496
  Dominion Resources, Inc.                              7,260        473,715
  Energy East Corp.                                     7,890        198,670
  MDU Resources Group, Inc.                            17,300        455,509
  National Fuel Gas Co.                                 4,160        117,853
                                                                ------------
                                                                   2,118,243
                                                                ------------
OIL & GAS DRILLING--0.8%
  GlobalSantaFe Corp.                                   2,930         89,804
  Noble Corp.                                           7,900        355,105
  Patterson-UTI Energy, Inc.                           31,500        600,705
                                                                ------------
                                                                   1,045,614
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.5%
  Baker Hughes, Inc.                                   10,900        476,548
  Schlumberger Ltd.                                     2,750        185,103
                                                                ------------
                                                                     661,651
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--1.5%
  Anadarko Petroleum Corp.                             14,800        982,128
  Devon Energy Corp.                                    2,330        165,453
  EOG Resources, Inc.                                   2,860        188,331
  Unocal Corp.                                         13,180        566,740
                                                                ------------
                                                                   1,902,652
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.7%
  Citigroup, Inc.                                      50,050      2,208,206
  J.P. Morgan Chase & Co.                              90,996      3,615,271
                                                                ------------
                                                                   5,823,477
                                                                ------------
PACKAGED FOODS & MEATS--2.5%
  Heinz (H.J.) Co.                                     32,160      1,158,403
  Kellogg Co.                                          35,500      1,514,430
  Sara Lee Corp.                                       16,610        379,705
                                                                ------------
                                                                   3,052,538
                                                                ------------

                      PHOENIX-OAKHURST VALUE EQUITY SERIES


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
PAPER PACKAGING--0.1%
  Smurfit-Stone Container Corp. (b)                     8,590   $    166,388
                                                                ------------
PAPER PRODUCTS--0.5%
  Bowater, Inc.                                         3,380        129,082
  International Paper Co.                              13,500        545,535
                                                                ------------
                                                                     674,617
                                                                ------------
PHARMACEUTICALS--4.4%
  Abbott Laboratories                                  10,860        460,030
  Johnson & Johnson                                    13,150        740,739
  Lilly (Eli) & Co.                                     1,740        104,487
  Merck & Co., Inc.                                     2,730         90,090
  Pfizer, Inc.                                         95,750      2,929,950
  Wyeth                                                31,310      1,170,994
                                                                ------------
                                                                   5,496,290
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.4%
  Allstate Corp. (The)                                 10,740        515,412
  Chubb Corp. (The)                                     2,510        176,403
  St. Paul Travelers Cos., Inc. (The)                  30,797      1,018,149
                                                                ------------
                                                                   1,709,964
                                                                ------------
PUBLISHING & PRINTING--0.3%
  Tribune Co.                                          10,360        426,314
                                                                ------------
RAILROADS--2.6%
  Burlington Northern Santa Fe Corp.                    8,960        343,258
  Norfolk Southern Corp.                               64,300      1,912,282
  Union Pacific Corp.                                  15,850        928,810
                                                                ------------
                                                                   3,184,350
                                                                ------------
REGIONAL BANKS--1.1%
  PNC Financial Services Group, Inc. (The)              8,700        470,670
  SunTrust Banks, Inc.                                 12,530        882,237
                                                                ------------
                                                                   1,352,907
                                                                ------------
RESTAURANTS--0.8%
  McDonald's Corp.                                      8,120        227,604
  Yum! Brands, Inc.                                    18,100        735,946
                                                                ------------
                                                                     963,550
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.1%
  Novellus Systems, Inc. (b)                            3,900        103,701
                                                                ------------
SOFT DRINKS--0.1%
  PepsiCo, Inc.                                         2,530        123,085
                                                                ------------
SYSTEMS SOFTWARE--1.2%
  Microsoft Corp.                                      51,600      1,426,740
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.6%
  Fannie Mae                                           12,040        763,336
                                                                ------------
TOBACCO--0.6%
  Altria Group, Inc.                                   16,010        753,110
                                                                ------------
TRUCKING--1.0%
  Yellow Roadway Corp. (b)                             26,900      1,261,341
                                                                ------------


                                                       SHARES       VALUE
                                                      -------   ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $106,230,091)                                 116,710,379
                                                                ------------
FOREIGN  COMMON STOCKS(c)--3.5%
DISTILLERS & VINTNERS--0.1%
  Diageo PLC (United Kingdom)                          13,070   $    163,192
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
  Syngenta AG (Switzerland) (b)                         3,280        312,581
                                                                ------------
INTEGRATED OIL & GAS--1.0%
  BP plc ADR (United Kingdom)                          13,280        763,999
  Total SA ADR (France)                                 4,390        448,526
                                                                ------------
                                                                   1,212,525
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.2%
  Accenture Ltd. Class A (Bermuda) (b)                  8,560        231,548
                                                                ------------
PHARMACEUTICALS--0.5%
  Novartis AG Registered Shares (Switzerland)           5,880        274,058
  Roche Holding AG (Switzerland)                        3,490        360,543
                                                                ------------
                                                                     634,601
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.7%
  ACE Ltd. (United States)                             21,500        861,290
                                                                ------------
PUBLISHING & PRINTING--0.3%
  Reed Elsevier PLC (United Kingdom)                   42,770        375,366
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
  Finning International, Inc. (Canada)                  1,510         37,405
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  Vodafone Group plc (United Kingdom)                 199,070        476,403
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,512,629)                                     4,304,911
                                                                ------------
EXCHANGE TRADED FUNDS--1.4%
  iShares Russell 1000 Value Index Fund                28,700      1,738,072
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $1,753,827)                                     1,738,072
                                                                ------------
TOTAL LONG TERM INVESTMENTS--99.0%
  (Identified cost $111,496,547)                                 122,753,362
                                                                ------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   -------   ------------
SHORT-TERM OBLIGATIONS--3.1%
COMMERCIAL PAPER--3.1%
  UBS Finance Delaware LLC
    1.88%, 10/1/04                           A-1+       3,910      3,910,000
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,910,000)                                     3,910,000
                                                                ------------

                      PHOENIX-OAKHURST VALUE EQUITY SERIES


TOTAL INVESTMENTS--102.1%
  (Identified cost $115,406,547)                                 126,663,362(a)
  Other assets and liabilities, net--(2.1)%                       (2,640,246)
                                                                ------------
NET ASSETS--100.0%                                              $124,023,116
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,407,109 and gross depreciation of $3,914,790 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $117,171,043.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                       SHARES      VALUE ($)
                                                      -------   ------------
DOMESTIC COMMON STOCKS--94.7%
AEROSPACE & DEFENSE--1.2%
  Moog, Inc. Class A (b)                               34,600   $  1,255,980
                                                                ------------
AGRICULTURAL PRODUCTS--0.9%
  Corn Products International, Inc.                    20,000        922,000
                                                                ------------
APPAREL RETAIL--1.3%
  Payless ShoeSource, Inc.                            137,400      1,391,862
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--4.0%
  Jones Apparel Group, Inc.                            44,300      1,585,940
  Liz Claiborne, Inc.                                  34,800      1,312,656
  V. F. Corp.                                          26,200      1,295,590
                                                                ------------
                                                                   4,194,186
                                                                ------------
AUTO PARTS & EQUIPMENT--6.8%
  American Axle & Manufacturing
    Holdings, Inc.                                     37,000      1,082,620
  ArvinMeritor, Inc.                                   91,800      1,721,250
  BorgWarner, Inc.                                     31,000      1,341,990
  Dana Corp.                                           95,200      1,684,088
  Modine Manufacturing Co.                             41,000      1,234,510
                                                                ------------
                                                                   7,064,458
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.6%
  ADC Telecommunications, Inc. (b)                     33,300         60,273
  Andrew Corp. (b)                                    106,200      1,299,888
  Tellabs, Inc. (b)                                   142,500      1,309,575
                                                                ------------
                                                                   2,669,736
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--1.5%
  RadioShack Corp.                                     56,100      1,606,704
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--2.0%
  Adaptec, Inc. (b)                                   147,300      1,119,480
  Western Digital Corp. (b)                           109,300        960,747
                                                                ------------
                                                                   2,080,227
                                                                ------------
CONSTRUCTION & ENGINEERING--1.9%
  URS Corp. (b)                                        73,500      1,960,980
                                                                ------------
CONSTRUCTION MATERIALS--1.7%
  Texas Industries, Inc.                               34,600      1,779,824
                                                                ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.3%
  PACCAR, Inc.                                         23,100      1,596,672
  Terex Corp. (b)                                      19,100        828,940
                                                                ------------
                                                                   2,425,612
                                                                ------------
DEPARTMENT STORES--2.7%
  Federated Department Stores, Inc.                    27,500      1,249,325
  Neiman Marcus Group, Inc. (The)
    Class A                                            27,400      1,575,500
                                                                ------------
                                                                   2,824,825
                                                                ------------


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
DISTILLERS & VINTNERS--1.9%
  Constellation Brands, Inc. Class A (b)               52,900   $  2,013,374
                                                                ------------
DISTRIBUTORS--1.5%
  Hughes Supply, Inc.                                  50,600      1,521,542
                                                                ------------
ELECTRIC UTILITIES--3.9%
  Northeast Utilities                                  66,700      1,293,313
  PNM Resources, Inc.                                  47,850      1,077,104
  Puget Energy, Inc.                                   54,200      1,230,340
  WPS Resources Corp.                                  10,500        472,395
                                                                ------------
                                                                   4,073,152
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
  Cooper Industries Ltd. Class A                       30,000      1,770,000
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
  Vishay Intertechnology, Inc. (b)                    102,578      1,323,256
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.7%
  Solectron Corp. (b)                                 154,400        764,280
                                                                ------------
FOOD RETAIL--0.3%
  SUPERVALU, Inc.                                      10,000        275,500
                                                                ------------
HEALTH CARE DISTRIBUTORS--1.1%
  Owens & Minor, Inc.                                  46,200      1,173,480
                                                                ------------
HOMEBUILDING--3.5%
  Beazer Homes USA, Inc.                               13,400      1,432,326
  Pulte Homes, Inc.                                    36,000      2,209,320
                                                                ------------
                                                                   3,641,646
                                                                ------------
HYPERMARKETS & SUPER CENTERS--1.6%
  BJ's Wholesale Club, Inc. (b)                        60,900      1,665,006
                                                                ------------
INDUSTRIAL CONGLOMERATES--1.6%
  Textron, Inc.                                        26,000      1,671,020
                                                                ------------
INDUSTRIAL MACHINERY--4.5%
  Harsco Corp.                                         30,000      1,347,000
  Mueller Industries, Inc.                             12,500        536,875
  Parker Hannifin Corp.                                24,000      1,412,640
  Reliance Steel & Aluminum Co.                        35,000      1,389,500
                                                                ------------
                                                                   4,686,015
                                                                ------------
INTEGRATED OIL & GAS--1.3%
  Amerada Hess Corp.                                   14,800      1,317,200
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.1%
  Edwards (A.G.), Inc.                                 32,000      1,107,840
                                                                ------------
LIFE & HEALTH INSURANCE--1.2%
  StanCorp Financial Group, Inc.                       18,100      1,288,720
                                                                ------------
MANAGED HEALTH CARE--1.4%
  PacifiCare Health Systems, Inc. (b)                  39,700      1,456,990
                                                                ------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
METAL & GLASS CONTAINERS--0.7%
  Ball Corp.                                           20,600   $    771,058
                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER--1.2%
  Constellation Energy Group, Inc.                     30,000      1,195,200
                                                                ------------
OFFICE SERVICES & SUPPLIES--3.0%
  IKON Office Solutions, Inc.                         125,300      1,506,106
  United Stationers, Inc. (b)                          36,700      1,592,780
                                                                ------------
                                                                   3,098,886
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.3%
  SEACOR Holdings, Inc.                                27,800      1,299,650
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--1.5%
  Pogo Producing Co.                                   31,900      1,513,655
                                                                ------------
PACKAGED FOODS & MEATS--1.7%
  Del Monte Foods Co. (b)                             172,000      1,804,280
                                                                ------------
PAPER PRODUCTS--1.1%
  MeadWestvaco Corp.                                   34,600      1,103,740
                                                                ------------
PROPERTY & CASUALTY INSURANCE--2.0%
  Fidelity National Financial, Inc.                    12,100        461,010
  Old Republic International Corp.                     62,800      1,571,884
                                                                ------------
                                                                   2,032,894
                                                                ------------
PUBLISHING & PRINTING--0.6%
  Reader's Digest Association, Inc. (The)              39,400        574,846
                                                                ------------
REGIONAL BANKS--4.1%
  Banknorth Group, Inc.                                15,000        525,000
  Hibernia Corp. Class A                               27,000        713,070
  Popular, Inc.                                        30,000        789,000
  UnionBanCal Corp.                                    23,500      1,391,435
  Whitney Holding Corp.                                21,000        882,000
                                                                ------------
                                                                   4,300,505
                                                                ------------
REITS--0.4%
  FelCor Lodging Trust, Inc. (b)                       39,500        446,745
                                                                ------------
SPECIALTY CHEMICALS--3.9%
  Albemarle Corp.                                      40,700      1,428,163
  Crompton Corp.                                       60,400        573,196
  Cytec Industries, Inc.                               42,800      2,095,060
                                                                ------------
                                                                   4,096,419
                                                                ------------
SPECIALTY STORES--5.6%
  AutoNation, Inc. (b)                                 78,900      1,347,612
  Borders Group, Inc.                                  74,500      1,847,600
  Group 1 Automotive, Inc. (b)                         43,700      1,192,136


                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS (CONTINUED)
SPECIALTY STORES (CONTINUED)
  Office Depot, Inc. (b)                               92,400      1,388,772
                                                                ------------
                                                                   5,776,120
                                                                ------------
TECHNOLOGY DISTRIBUTORS--2.3%
  Anixter International, Inc.                          25,100   $    880,759
  Arrow Electronics, Inc. (b)                          18,900        426,762
  Avnet, Inc. (b)                                      22,800        390,336
  Tech Data Corp. (b)                                  18,000        693,900
                                                                ------------
                                                                   2,391,757
                                                                ------------
THRIFTS & MORTGAGE FINANCE--5.2%
  Astoria Financial Corp.                              34,500      1,224,405
  Commercial Federal Corp.                             28,000        755,440
  MAF Bancorp, Inc.                                    22,600        974,738
  Radian Group, Inc.                                   33,100      1,530,213
  Washington Federal, Inc.                             36,188        910,128
                                                                ------------
                                                                   5,394,924
                                                                ------------
TOBACCO--1.4%
  Universal Corp.                                      32,800      1,464,192
                                                                ------------
TRUCKING--1.2%
  USF Corp.                                            34,500      1,238,205
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $86,090,334)                                   98,428,491
                                                                ------------
FOREIGN  COMMON STOCKS(c)--0.8%
COMMUNICATIONS EQUIPMENT--0.5%
  Nortel Networks Corp. (Canada) (b)                  141,700        481,780
                                                                ------------
REINSURANCE--0.3%
  PartnerRe Ltd. (Bermuda)                              6,700        366,423
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $490,888)                                         848,203
                                                                ------------
TOTAL LONG TERM INVESTMENTS--95.5%
  (Identified cost $86,581,222)                                   99,276,694
                                                                ------------


                                                      SHARES        VALUE
                                                     --------   ------------
SHORT-TERM OBLIGATIONS--4.7%
MONEY MARKET MUTUAL FUNDS--4.7%
  SSgA Money Market Fund (1.27%
    seven day effective yield)                      4,894,427      4,894,427
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,894,427)                                     4,894,427
                                                                ------------

TOTAL INVESTMENTS--100.2%
  (Identified cost $91,475,649)                                  104,171,121(a)
  Other assets and liabilities, net--(0.2)%                         (166,615)
                                                                ------------
NET ASSETS--100.0%                                              $104,004,506
                                                                ============

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,968,570 and gross depreciation of $4,273,098 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $91,475,649.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investment.
See Notes to Schedules of Investments

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES        VALUE ($)
                                                    -------      -----------
DOMESTIC COMMON STOCKS--95.0%
AEROSPACE & DEFENSE--3.4%
  Curtiss-Wright Corp.                               17,200      $   984,356
  Esterline Technologies Corp. (b)                   20,000          611,800
  Moog, Inc. Class A (b)                             14,550          528,165
                                                                 -----------
                                                                   2,124,321
                                                                 -----------
AIRLINES--1.5%
  Pinnacle Airlines Corp. (b)                        91,300          922,130
                                                                 -----------
ALUMINUM--1.4%
  Century Aluminum Co. (b)                           31,100          862,403
                                                                 -----------
APPAREL RETAIL--3.1%
  Foot Locker, Inc.                                  10,000          237,000
  Payless ShoeSource, Inc.                           73,500          744,555
  Too, Inc. (b)                                      50,700          916,149
                                                                 -----------
                                                                   1,897,704
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
  Kellwood Co.                                       19,000          692,550
  Phillips-Van Heusen Corp.                          33,950          756,406
                                                                 -----------
                                                                   1,448,956
                                                                 -----------
AUTO PARTS & EQUIPMENT--5.9%
  American Axle & Manufacturing
    Holdings, Inc.                                   22,000          643,720
  ArvinMeritor, Inc.                                 51,900          973,125
  BorgWarner, Inc.                                   13,800          597,402
  Dana Corp.                                         50,600          895,114
  Modine Manufacturing Co.                           17,600          529,936
                                                                 -----------
                                                                   3,639,297
                                                                 -----------
CASINOS & GAMING--1.4%
  Aztar Corp.                                        32,800          869,200
                                                                 -----------
COMMERCIAL PRINTING--0.9%
  Bowne & Co., Inc.                                  41,400          537,786
                                                                 -----------
COMMUNICATIONS EQUIPMENT--2.8%
  ADC Telecommunications, Inc. (b)                  156,700          283,627
  Andrew Corp. (b)                                   79,300          970,632
  Black Box Corp.                                    12,800          472,960
                                                                 -----------
                                                                   1,727,219
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.5%
  Adaptec, Inc. (b)                                  60,000          456,000
  Western Digital Corp. (b)                          55,600          488,724
                                                                 -----------
                                                                     944,724
                                                                 -----------
CONSTRUCTION & ENGINEERING--2.4%
  Granite Construction, Inc.                         18,100          432,590
  URS Corp. (b)                                      39,300        1,048,524
                                                                 -----------
                                                                   1,481,114
                                                                 -----------


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS--1.3%
  Texas Industries, Inc.                             15,500      $   797,320
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.8%
  Terex Corp. (b)                                    11,000          477,400
                                                                 -----------
DEPARTMENT STORES--1.3%
  Neiman Marcus Group, Inc. (The)
    Class A                                          13,500          776,250
                                                                 -----------
DISTRIBUTORS--1.1%
  Hughes Supply, Inc.                                23,000          691,610
                                                                 -----------
DIVERSIFIED METALS & MINING--1.6%
  RTI International Metals, Inc. (b)                 50,200          972,374
                                                                 -----------
ELECTRIC UTILITIES--3.4%
  Northeast Utilities                                29,050          563,279
  PNM Resources, Inc.                                27,500          619,025
  Puget Energy, Inc.                                 33,900          769,530
  WPS Resources Corp.                                 3,100          139,469
                                                                 -----------
                                                                   2,091,303
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--4.5%
  C&D Technologies, Inc.                             45,100          857,802
  Genlyte Group, Inc. (The) (b)                      13,200          849,948
  Penn Engineering & Manufacturing
    Corp                                             13,300          247,646
  Regal-Beloit Corp.                                 34,600          836,974
                                                                 -----------
                                                                   2,792,370
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
  Vishay Intertechnology, Inc. (b)                   55,145          711,370
                                                                 -----------
ELECTRONIC MANUFACTURING SERVICES--1.6%
  CTS Corp.                                          76,100          958,860
                                                                 -----------
HEALTH CARE DISTRIBUTORS--1.1%
  Owens & Minor, Inc.                                26,400          670,560
                                                                 -----------
HEALTH CARE EQUIPMENT--1.3%
  CONMED Corp. (b)                                   30,000          789,000
                                                                 -----------
HEALTH CARE FACILITIES--0.8%
  Universal Health Services, Inc. Class B            10,900          474,150
                                                                 -----------
HOMEBUILDING--2.3%
  Beazer Homes USA, Inc.                              6,800          726,852
  Pulte Homes, Inc.                                  11,800          724,166
                                                                 -----------
                                                                   1,451,018
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--1.5%
  BJ's Wholesale Club, Inc. (b)                      34,200          935,028
                                                                 -----------
INDUSTRIAL MACHINERY--3.2%
  Gardner Denver, Inc. (b)                           32,000          882,240
  Reliance Steel & Aluminum Co.                      20,000          794,000

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY (CONTINUED)
  Wolverine Tube, Inc. (b)                           28,800      $   332,640
                                                                 -----------
                                                                   2,008,880
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--1.4%
  Edwards (A.G.), Inc.                               25,500          882,810
                                                                 -----------
LEISURE PRODUCTS--0.9%
  Callaway Golf Co.                                  52,000          549,640
                                                                 -----------
LIFE & HEALTH INSURANCE--1.1%
  StanCorp Financial Group, Inc.                      9,700          690,640
                                                                 -----------
MANAGED HEALTH CARE--1.3%
  PacifiCare Health Systems, Inc. (b)                22,100          811,070
                                                                 -----------
MARINE--0.3%
  Alexander & Baldwin, Inc.                           5,500          186,670
                                                                 -----------
MULTI-LINE INSURANCE--0.4%
  American National Insurance Co.                     2,700          261,333
                                                                 -----------
OFFICE SERVICES & SUPPLIES--2.5%
  IKON Office Solutions, Inc.                        60,200          723,604
  United Stationers, Inc. (b)                        18,800          815,920
                                                                 -----------
                                                                   1,539,524
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--2.5%
  Offshore Logistics, Inc. (b)                       11,700          402,714
  Oil States International, Inc. (b)                 36,200          676,940
  SEACOR Holdings, Inc.                              10,200          476,850
                                                                 -----------
                                                                   1,556,504
                                                                 -----------
OIL & GAS EXPLORATION & PRODUCTION--1.5%
  Plains Exploration & Production Co. (b)            37,700          899,522
                                                                 -----------
PACKAGED FOODS & MEATS--1.9%
  Del Monte Foods Co. (b)                            86,100          903,189
  J & J Snack Foods Corp. (b)                         7,000          300,160
                                                                 -----------
                                                                   1,203,349
                                                                 -----------
PAPER PACKAGING--0.8%
  Rock-Tenn Co. Class A                              33,000          519,420
                                                                 -----------
PAPER PRODUCTS--1.4%
  Schweitzer-Mauduit International, Inc.             27,525          891,810
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--0.5%
  Harleysville Group, Inc.                           15,400          318,164
                                                                 -----------
REGIONAL BANKS--0.7%
  Community Bank System, Inc.                        17,600          442,288
                                                                 -----------
REITS--1.5%
  CRT Properties, Inc.                               32,300          692,835
  FelCor Lodging Trust, Inc. (b)                     19,500          220,545
                                                                 -----------
                                                                     913,380
                                                                 -----------
SPECIALTY CHEMICALS--3.6%
  Albemarle Corp.                                    24,600          863,214
  Crompton Corp.                                     53,500          507,715


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS (CONTINUED)
  Cytec Industries, Inc.                             17,800      $   871,310
                                                                 -----------
                                                                   2,242,239
                                                                 -----------
SPECIALTY STORES--4.3%
  Borders Group, Inc.                                42,000        1,041,600
  Group 1 Automotive, Inc. (b)                       23,800          649,264
  Sonic Automotive, Inc.                             32,050          642,603
  Zale Corp. (b)                                     12,800          359,680
                                                                 -----------
                                                                   2,693,147
                                                                 -----------
STEEL--2.4%
  Commercial Metals Co.                              28,300        1,124,076
  Quanex Corp.                                        7,500          384,600
                                                                 -----------
                                                                   1,508,676
                                                                 -----------
TECHNOLOGY DISTRIBUTORS--1.9%
  Anixter International, Inc.                         9,400          329,846
  Avnet, Inc. (b)                                     7,800          133,536
  Bell Microproducts, Inc. (b)                       95,518          741,220
                                                                 -----------
                                                                   1,204,602
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--5.1%
  Astoria Financial Corp.                            22,500          798,525
  Commercial Federal Corp.                           18,500          499,130
  MAF Bancorp, Inc.                                  20,900          901,417
  New Century Financial Corp.                         5,400          325,188
  Washington Federal, Inc.                           25,095          631,139
                                                                 -----------
                                                                   3,155,399
                                                                 -----------
TOBACCO--1.2%
  Universal Corp.                                    16,600          741,024
                                                                 -----------
TRUCKING--4.2%
  Arkansas Best Corp.                                24,500          897,190
  Dollar Thrifty Automotive Group, Inc. (b)          37,000          900,210
  USF Corp.                                          21,700          778,813
                                                                 -----------
                                                                   2,576,213
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $51,268,156)                                   58,839,771
                                                                 -----------
FOREIGN  COMMON STOCKS(c)--0.3%
PROPERTY & CASUALTY INSURANCE--0.1%
  Aspen Insurance Holdings Ltd.
    (Bermuda)                                         2,700           62,127
                                                                 -----------
REINSURANCE--0.2%
  PartnerRe Ltd. (Bermuda)                            2,900          158,601
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $205,447)                                         220,728
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--95.3%
  (Identified cost $51,473,603)                                   59,060,499
                                                                 -----------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES


                                                     SHARES         VALUE
                                                    -------      -----------
SHORT-TERM OBLIGATIONS--4.3%
MONEY MARKET MUTUAL FUNDS--4.3%
  SSgA Money Market Fund (1.27%
    seven day effective yield)                  $ 2,657,859      $ 2,657,859
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,657,859)                                     2,657,859
                                                                 -----------

TOTAL INVESTMENTS--99.6%
  (Identified cost $54,131,462)                                   61,718,358(a)
  Other assets and liabilities, net--0.4%                            226,517
                                                                 -----------
NET ASSETS--100.0%                                               $61,944,875
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,983,841 and gross depreciation of $2,366,722 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $54,101,239.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES        VALUE ($)
                                                    -------      -----------
DOMESTIC COMMON STOCKS--96.4%
AEROSPACE & DEFENSE--3.5%
  L-3 Communications Holdings, Inc.                  28,260      $ 1,893,420
                                                                 -----------
APPAREL RETAIL--2.2%
  Chico's FAS, Inc. (b)                              34,500        1,179,900
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--3.0%
  Coach, Inc. (b)                                    37,350        1,584,387
                                                                 -----------
BIOTECHNOLOGY--2.5%
  Genzyme Corp. (b)                                  24,420        1,328,692
                                                                 -----------
CASINOS & GAMING--6.4%
  International Game Technology                      46,440        1,669,518
  Station Casinos, Inc.                              35,880        1,759,555
                                                                 -----------
                                                                   3,429,073
                                                                 -----------
COMMODITY CHEMICALS--3.7%
  Lyondell Chemical Co.                              88,860        1,995,796
                                                                 -----------
COMMUNICATIONS EQUIPMENT--3.4%
  Juniper Networks, Inc. (b)                         77,730        1,834,428
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--2.8%
  Lexmark International, Inc. Class A (b)            18,130        1,523,101
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--6.3%
  Alliance Data Systems Corp. (b)                    36,780        1,491,797
  Global Payments, Inc.                              35,050        1,876,927
                                                                 -----------
                                                                   3,368,724
                                                                 -----------
HEALTH CARE DISTRIBUTORS--2.0%
  McKesson Corp.                                     41,820        1,072,683
                                                                 -----------
HEALTH CARE EQUIPMENT--3.7%
  Kinetic Concepts, Inc. (b)                         38,300        2,012,665
                                                                 -----------
HEALTH CARE FACILITIES--3.1%
  Triad Hospitals, Inc. (b)                          48,650        1,675,506
                                                                 -----------
HEALTH CARE SERVICES--3.0%
  Caremark Rx, Inc. (b)                              49,450        1,585,862
                                                                 -----------
HOME IMPROVEMENT RETAIL--3.5%
  Sherwin-Williams Co. (The)                         43,090        1,894,236
                                                                 -----------
INTERNET SOFTWARE & SERVICES--3.8%
  VeriSign, Inc. (b)                                103,960        2,066,725
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--4.0%
  BJ Services Co.                                    41,440        2,171,870
                                                                 -----------
PAPER PRODUCTS--2.3%
  Georgia-Pacific Corp.                              34,350        1,234,883
                                                                 -----------
PERSONAL PRODUCTS--2.9%
  Estee Lauder Cos., Inc. (The) Class A              37,490        1,567,082
                                                                 -----------
PHARMACEUTICALS--5.8%
  Allergan, Inc.                                     19,300        1,400,215


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
  Eon Labs, Inc. (b)                                  7,820      $   169,694
  Sepracor, Inc. (b)                                 31,300        1,526,814
                                                                 -----------
                                                                   3,096,723
                                                                 -----------
RESTAURANTS--2.5%
  Darden Restaurants, Inc.                           56,820        1,325,042
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--2.0%
  KLA-Tencor Corp. (b)                               26,530        1,100,464
                                                                 -----------
SEMICONDUCTORS--2.5%
  Microchip Technology, Inc.                         49,290        1,322,944
                                                                 -----------
SPECIALIZED FINANCE--3.3%
  Chicago Mercantile Exchange Holdings, Inc.         11,020        1,777,526
                                                                 -----------
SPECIALTY CHEMICALS--3.1%
  Rohm and Haas Co.                                  38,430        1,651,337
                                                                 -----------
SPECIALTY STORES--7.7%
  Bed Bath & Beyond, Inc. (b)                        27,930        1,036,482
  Staples, Inc.                                      47,840        1,426,589
  Williams-Sonoma, Inc. (b)                          43,970        1,651,074
                                                                 -----------
                                                                   4,114,145
                                                                 -----------
SYSTEMS SOFTWARE--2.1%
  Adobe Systems, Inc.                                22,380        1,107,139
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--2.4%
  MGIC Investment Corp.                              19,740        1,313,697
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
  Nextel Partners, Inc. Class A (b)                  94,050        1,559,349
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $48,893,304)                                   51,787,399
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--96.4%
  (Identified cost $48,893,304)                                   51,787,399
                                                                 -----------

                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)          VALUE
                                         --------   -------      -----------
SHORT-TERM OBLIGATIONS--3.2%
COMMERCIAL PAPER--3.2%
  UBS Finance Delaware LLC
    1.88%, 10/1/04                          A-1+      1,735        1,735,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,735,000)                                     1,735,000
                                                                 -----------

                      PHOENIX-SENECA MID-CAP GROWTH SERIES


TOTAL INVESTMENTS--99.6%
  (Identified cost $50,628,304)                                   53,522,399(a)
  Other assets and liabilities, net--0.4%                            190,609
                                                                 -----------
NET ASSETS--100.0%                                               $53,713,008
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,517,635 and gross depreciation of $1,623,540 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $50,628,304.
(b) Non-income producing.
See Notes to Schedules of Investments

                      PHOENIX-SENECA STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES        VALUE ($)
                                                    -------      -----------
DOMESTIC COMMON STOCKS--90.9%
AEROSPACE & DEFENSE--6.7%
  L-3 Communications Holdings, Inc.                  37,050      $ 2,482,350
  United Technologies Corp.                          25,200        2,353,176
                                                                 -----------
                                                                   4,835,526
                                                                 -----------
AIR FREIGHT & COURIERS--3.8%
  FedEx Corp.                                        31,790        2,724,085
                                                                 -----------
APPAREL RETAIL--2.9%
  Chico's FAS, Inc. (b)                              59,800        2,045,160
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--3.1%
  Coach, Inc. (b)                                    52,400        2,222,808
                                                                 -----------
BIOTECHNOLOGY--3.1%
  Amgen, Inc. (b)                                    39,000        2,210,520
                                                                 -----------
COMMUNICATIONS EQUIPMENT--3.8%
  Juniper Networks, Inc. (b)                        116,000        2,737,600
                                                                 -----------
COMPUTER HARDWARE--2.9%
  International Business Machines Corp.              24,500        2,100,630
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--4.2%
  First Data Corp.                                   69,640        3,029,340
                                                                 -----------
HEALTH CARE FACILITIES--3.2%
  HCA, Inc.                                          59,700        2,277,555
                                                                 -----------
HEALTH CARE SERVICES--4.0%
  Caremark Rx, Inc. (b)                              88,500        2,838,195
                                                                 -----------
HOTELS, RESORTS & CRUISE LINES--3.4%
  Carnival Corp. Class A                             51,350        2,428,341
                                                                 -----------
HOUSEHOLD PRODUCTS--2.9%
  Procter & Gamble Co. (The)                         39,000        2,110,680
                                                                 -----------
HYPERMARKETS & SUPER CENTERS--4.2%
  Costco Wholesale Corp.                             71,700        2,979,852
                                                                 -----------
INDUSTRIAL CONGLOMERATES--3.2%
  3M Co.                                             28,200        2,255,154
                                                                 -----------
INDUSTRIAL GASES--3.7%
  Air Products and Chemicals, Inc.                   48,170        2,619,485
                                                                 -----------
INTERNET SOFTWARE & SERVICES--3.7%
  VeriSign, Inc. (b)                                134,120        2,666,306
                                                                 -----------
MOVIES & ENTERTAINMENT--4.2%
  Viacom, Inc. Class B                               90,200        3,027,112
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--3.9%
  Baker Hughes, Inc.                                 63,600        2,780,592
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.9%
  J.P. Morgan Chase & Co.                            71,000        2,820,830
                                                                 -----------
PAPER PRODUCTS--3.4%
  Georgia-Pacific Corp.                              67,940        2,442,443
                                                                 -----------


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS--3.0%
  Estee Lauder Cos., Inc. (The) Class A              51,590      $ 2,156,462
                                                                 -----------
PHARMACEUTICALS--2.4%
  Merck & Co., Inc.                                  52,000        1,716,000
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--2.0%
  Applied Materials, Inc. (b)                        88,370        1,457,221
                                                                 -----------
SEMICONDUCTORS--3.4%
  Intel Corp.                                       122,970        2,466,778
                                                                 -----------
SOFT DRINKS--2.9%
  Coca-Cola Co. (The)                                52,400        2,098,620
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--3.0%
  MGIC Investment Corp.                              31,870        2,120,949
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $65,344,702)                                   65,168,244
                                                                 -----------
FOREIGN  COMMON STOCKS(c)--7.6%
COMMUNICATIONS EQUIPMENT--3.5%
  Telefonaktiebolaget LM Ericsson
    ADR (Sweden) (b)                                 81,780        2,554,807
                                                                 -----------
INDUSTRIAL CONGLOMERATES--4.1%
  Tyco International Ltd. (United States)            95,500        2,928,030
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,462,477)                                     5,482,837
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--98.5%
  (Identified cost $70,807,179)                                   70,651,081
                                                                 -----------


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)          VALUE
                                         --------   -------      -----------
SHORT-TERM OBLIGATIONS--1.8%
COMMERCIAL PAPER--1.8%
  UBS Finance Delaware LLC
    1.88%, 10/1/04                         A-1+       1,280        1,280,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,280,000)                                     1,280,000
                                                                 -----------

TOTAL INVESTMENTS--100.3%
  (Identified cost $72,087,179)                                   71,931,081(a)
  Other assets and liabilities, net--(0.3)%                         (202,928)
                                                                 -----------
NET ASSETS--100.0%                                               $71,728,153
                                                                 ===========

                      PHOENIX-SENECA STRATEGIC THEME SERIES


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,008,947 and gross depreciation of $4,165,045 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $72,087,179.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES        VALUE ($)
                                                    -------      -----------
DOMESTIC COMMON STOCKS--91.0%
APPAREL RETAIL--1.7%
  AnnTaylor Stores Corp. (b)                          5,930      $   138,762
  Pacific Sunwear of California, Inc. (b)             7,330          154,297
                                                                 -----------
                                                                     293,059
                                                                 -----------
APPLICATION SOFTWARE--2.0%
  Epicor Software Corp. (b)                           7,710           92,751
  Hyperion Solutions Corp. (b)                        1,800           61,182
  Opsware, Inc. (b)                                   6,000           33,660
  Phase Forward, Inc. (b)                             9,890           81,692
  Quest Software, Inc. (b)                            6,275           69,778
                                                                 -----------
                                                                     339,063
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.3%
  Affiliated Managers Group, Inc. (b)                 7,280          389,771
                                                                 -----------
BIOTECHNOLOGY--5.8%
  Abgenix, Inc. (b)                                  11,590          114,278
  Alkermes, Inc.                                     14,838          171,231
  Dyax Corp. (b)                                     12,100           92,444
  ICOS Corp.                                         12,210          294,749
  Invitrogen Corp. (b)                                2,140          117,679
  Martek Bioscience Corp. (b)                         2,360          114,790
  Protein Design Labs, Inc. (b)                       4,040           79,103
                                                                 -----------
                                                                     984,274
                                                                 -----------
BROADCASTING & CABLE TV--3.1%
  Citadel Broadcasting Co. (b)                       15,290          196,017
  Entravision Communications Corp. Class A (b)       13,467          102,484
  Radio One, Inc. Class D                            16,560          235,649
                                                                 -----------
                                                                     534,150
                                                                 -----------
BUILDING PRODUCTS--1.3%
  Trex Co., Inc. (b)                                  4,960          219,629
                                                                 -----------
CASINOS & GAMING--8.5%
  Boyd Gaming Corp.                                  13,629          383,657
  Pinnacle Entertainment, Inc. (b)                   21,900          302,220
  Shuffle Master, Inc. (b)                            5,511          206,442
  Station Casinos, Inc.                               7,577          371,576
  WMS Industries, Inc. (b)                            6,900          177,261
                                                                 -----------
                                                                   1,441,156
                                                                 -----------
COMMUNICATIONS EQUIPMENT--2.9%
  Anaren, Inc. (b)                                    9,795          131,841
  Avocent Corp. (b)                                   2,996           77,986
  Polycom, Inc. (b)                                  14,510          287,588
                                                                 -----------
                                                                     497,415
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--1.2%
  Emulex Corp. (b)                                   10,010          115,315


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
COMPUTER STORAGE & PERIPHERALS (CONTINUED)
  Mobility Electronics, Inc. (b)                     11,500      $    94,760
                                                                 -----------
                                                                     210,075
                                                                 -----------
CONSUMER ELECTRONICS--1.8%
  Harman International Industries, Inc.               2,856          307,734
                                                                 -----------
CONSUMER FINANCE--1.7%
  Collegiate Funding Services, Inc. (b)              10,760          135,146
  Nelnet, Inc. Class A (b)                            6,580          147,260
                                                                 -----------
                                                                     282,406
                                                                 -----------
DIVERSIFIED COMMERCIAL SERVICES--3.3%
  Corporate Executive Board Co. (The)                 2,100          128,604
  Laureate Education, Inc. (b)                        6,747          251,123
  LECG Corp. (b)                                     10,490          177,386
                                                                 -----------
                                                                     557,113
                                                                 -----------
DIVERSIFIED METALS & MINING--2.1%
  Arch Coal, Inc.                                     5,120          181,709
  Consol Energy, Inc.                                 5,060          176,543
                                                                 -----------
                                                                     358,252
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
  Aeroflex, Inc. (b)                                 10,416          110,097
                                                                 -----------
EMPLOYMENT SERVICES--0.8%
  Resources Connection, Inc.                          3,750          141,675
                                                                 -----------
HEALTH CARE EQUIPMENT--4.7%
  Animas Corp. (b)                                    7,450          119,945
  Cutera, Inc. (b)                                   10,980          123,854
  Cyberonics, Inc. (b)                                3,690           75,497
  INAMED Corp.                                        4,740          225,956
  Respironics, Inc. (b)                               3,339          178,436
  Wright Medical Group, Inc.                          3,430           86,162
                                                                 -----------
                                                                     809,850
                                                                 -----------
HEALTH CARE FACILITIES--7.4%
  AmSurg Corp. (b)                                   11,970          253,525
  Community Health Systems, Inc. (b)                  8,550          228,114
  LCA-Vision, Inc.                                    5,670          146,229
  LifePoint Hospitals, Inc. (b)                       9,870          296,199
  United Surgical Partners International,
    Inc. (b)                                          9,670          332,164
                                                                 -----------
                                                                   1,256,231
                                                                 -----------
HEALTH CARE SERVICES--4.0%
  Amedisys, Inc. (b)                                  3,600          107,820
  Cerner Corp. (b)                                    2,290           99,065
  Covance, Inc. (b)                                   4,840          193,455
  Psychiatric Solutions, Inc. (b)                    11,380          288,483
                                                                 -----------
                                                                     688,823
                                                                 -----------

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE SUPPLIES--1.6%
  Advanced Medical Optics, Inc. (b)                   4,330      $   171,338
  Cooper Companies, Inc.                              1,500          102,825
                                                                 -----------
                                                                     274,163
                                                                 -----------
HOME ENTERTAINMENT SOFTWARE--0.7%
  Activision, Inc. (b)                                8,400          116,508
                                                                 -----------
INDUSTRIAL MACHINERY--1.1%
  Esco Technologies, Inc. (b)                         2,735          185,324
                                                                 -----------
INTERNET SOFTWARE & SERVICES--4.8%
  Ask Jeeves, Inc. (b)                               33,670          540,132
  Autobytel, Inc. (b)                                 3,757           33,700
  eCollege.com, Inc. (b)                             13,319          128,529
  Jupitermedia Corp. (b)                              6,660          118,548
                                                                 -----------
                                                                     820,909
                                                                 -----------
IT CONSULTING & OTHER SERVICES--2.3%
  Anteon International Corp. (b)                      6,500          238,225
  CACI International, Inc. Class A (b)                3,010          158,868
                                                                 -----------
                                                                     397,093
                                                                 -----------
LEISURE PRODUCTS--0.9%
  Alliance Gaming Corp. (b)                          10,310          155,269
                                                                 -----------
OIL & GAS DRILLING--1.8%
  Patterson-UTI Energy, Inc.                          6,110          116,518
  Pride International, Inc. (b)                       9,270          183,453
                                                                 -----------
                                                                     299,971
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  Cal Dive International, Inc. (b)                    2,350           83,707
  Newpark Resources, Inc. (b)                        27,830          166,980
                                                                 -----------
                                                                     250,687
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
  CapitalSource, Inc. (b)                             9,172          204,902
                                                                 -----------
PHARMACEUTICALS--0.5%
  MGI Pharma, Inc. (b)                                2,930           78,202
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--1.0%
  Bristol West Holdings, Inc.                         9,810          168,143
                                                                 -----------
REGIONAL BANKS--4.3%
  East West Bancorp, Inc.                             3,522          118,304
  South Financial Group, Inc. (The)                   4,754          134,063
  Southwest Bancorp of Texas, Inc.                   11,664          234,913
  UCBH Holdings, Inc.                                 6,180          241,452
                                                                 -----------
                                                                     728,732
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--2.6%
  ATMI, Inc. (b)                                      5,430          111,207
  Cymer, Inc. (b)                                     3,570          102,316
  Helix Technology Corp.                              7,580          103,050
  Lam Research Corp. (b)                              2,249           49,208


                                                     SHARES         VALUE
                                                    -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
  Mattson Technology, Inc. (b)                        9,710      $    74,670
                                                                 -----------
                                                                     440,451
                                                                 -----------
SEMICONDUCTORS--4.1%
  Cree, Inc. (b)                                      4,690          143,186
  Genesis Microchip, Inc. (b)                         3,190           43,065
  Micrel, Inc. (b)                                    5,770           60,066
  Microsemi Corp. (b)                                 7,930          111,813
  NVIDIA Corp. (b)                                    9,050          131,406
  Power Integrations, Inc. (b)                        4,350           88,870
  Silicon Laboratories, Inc. (b)                      3,570          118,131
                                                                 -----------
                                                                     696,537
                                                                 -----------
SPECIALTY STORES--3.6%
  Aaron Rents, Inc.                                   6,175          134,368
  Cost Plus, Inc.                                     4,160          147,181
  Guitar Center, Inc. (b)                             2,870          124,271
  Linens 'n Things, Inc. (b)                          4,650          107,740
  West Marine, Inc. (b)                               4,410           94,286
                                                                 -----------
                                                                     607,846
                                                                 -----------
SYSTEMS SOFTWARE--0.3%
  Embarcadero Technologies, Inc. (b)                    230            1,946
  Sybase, Inc. (b)                                    4,040           55,711
                                                                 -----------
                                                                      57,657
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--3.5%
  American Tower Corp. Class A (b)                   23,889          366,696
  Western Wireless Corp. Class A (b)                  9,140          234,990
                                                                 -----------
                                                                     601,686
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $14,595,760)                                   15,504,853
                                                                 -----------
FOREIGN  COMMON STOCKS(c)--0.9%
INTERNET SOFTWARE & SERVICES--0.4%
  SkillSoft plc ADR (United States) (b)              10,290           68,840
                                                                 -----------
SEMICONDUCTORS--0.5%
  O2Micro International Ltd. (United States) (b)      8,460           90,860
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $183,652)                                         159,700
                                                                 -----------
EXCHANGE TRADED FUNDS--4.5%
  iShares Russell 2000 Index Fund                     6,700          762,795
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $760,491)                                         762,795
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--96.4%
  (Identified cost $15,539,903)                                   16,427,348
                                                                 -----------

              PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES


                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)          VALUE
                                         --------   -------      -----------
SHORT-TERM OBLIGATIONS--6.8%
COMMERCIAL PAPER--6.8%
  UBS Finance Delaware LLC
    1.75%, 10/1/04                         A-1+       $ 800      $   800,000
  General Electric Capital
    Corp. 1.73%, 10/12/04                  A-1+         360          359,810
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,159,810)                                     1,159,810
                                                                 -----------

TOTAL INVESTMENTS--103.2%
  (Identified cost $16,699,713)                                   17,587,158(a)
  Other assets and liabilities, net--(3.2)%                         (553,057)
                                                                 -----------
NET ASSETS--100.0%                                               $17,034,101
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,425,480, and gross depreciation of $754,720 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $16,916,398.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign security country determination" in the Notes to Schedules of Investments.
See Notes to Schedules of Investments

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedules of Investments. The preparation of Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. REIT INVESTMENTS
     With respect to Phoenix-Duff & Phelps Real Estate Securities Series, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actuals are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

E. FUTURES CONTRACTS
     A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

At September 30, 2004, Phoenix-Northern Dow 30 Series and Phoenix-Northern Nasdaq-100(R) Series had entered into futures contracts as follows:

                                                                                   Value of                           Net
                                                                   Number          Contracts       Market         Unrealized
                                                Expiration         of              when            Value of      Appreciation
                                                Date               Contracts       Opened          Contracts    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
         Dow Jones Industrial Average Index     December '04       4                $409,850       $402,600         $(7,250)

Phoenix-Northern Nasdaq-100(R) Series
         Nasdaq-100 Index                       December '04       18                510,190        510,300             110

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     Certain series may engage in when-issued or delayed delivery transactions. The series records when-issued securities on the trade date and maintains collateral for the securities purchased.

G. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

    Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the series' Schedule of Investments where applicable.
    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
    At September 30, 2004, the following series held the following restricted securities:

                                                                       Market           % of
                                    Acquisition      Acquisition       Value            Net Assets
                                    Date             Cost              At 9/30/04       At 9/30/04
                                    ----             ----              ----------       ----------
Phoenix-Goodwin Multi-Sector Fixed Income Series
------------------------------------------------
Candescent Technologies Corp. Cv. 144A
         8%, 5/1/03                 3/6/00           $40,000           $0               0.0%

Loral Space & Communications, Inc. Warrants
                                    1/31/97          $0                $0               0.0%

Phoenix-Oakhurst Strategic Allocation Series
--------------------------------------------
ITW Cupids Financial Trust I
         6.55%, 12/31/11            4/18/02          $1,996,980        $2,190,032       0.5%

    At the end of the period, the value of restricted securities amounted to $2,190,032 or 0.5% of net assets.
    Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Phoenix Edge Series Fund
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.